GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 56.1%
Australia – 0.2%
17,851	AUB Group Ltd. (Insurance)	$ 374,700
60,133	Flight Centre Travel Group Ltd. (Hotels, Restaurants & Leisure)	674,408
166,109	Genesis Minerals Ltd.* (Metals & Mining)	820,245
458,065	Mirvac Group (Diversified REITs)	636,145
203,303	PLS Group Ltd.* (Metals & Mining)	596,527
154,329	Stockland (Diversified REITs)	577,438

		3,679,463

Austria – 0.1%
5,048	BAWAG Group AG(a) (Banks)	821,187
6,505	Erste Group Bank AG (Banks)	845,708

		1,666,895

Belgium – 0.2%
31,958	Anheuser-Busch InBev SA (Beverages)	2,300,433
16,052	Syensqo SA (Chemicals)	1,350,996

		3,651,429

Bermuda – 0.2%
24,135	Arch Capital Group Ltd.* (Insurance)	2,317,925
4,967	Assured Guaranty Ltd. (Insurance)	421,450
4,560	Axis Capital Holdings Ltd. (Insurance)	470,501

		3,209,876

Brazil – 0.5%
136,850	Banco BTG Pactual SA (Capital Markets)	1,558,911
32,700	Caixa Seguridade Participacoes SA (Insurance)	107,555
22,435	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	602,018
34,400	Cury Construtora e Incorporadora SA (Household Durables)	225,836
67,800	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household Durables)	385,202
101,600	Embraer SA (Aerospace & Defense)	1,871,668
38,600	Hapvida Participacoes e Investimentos SA*(a) (Health Care Providers & Services)	95,349
177,753	NU Holdings Ltd. Class A* (Banks)	3,155,116
20,150	Porto Seguro SA (Insurance)	192,359
39,500	Rede D’Or Sao Luiz SA(a) (Health Care Providers & Services)	318,161
27,700	TIM SA (Wireless Telecommunication Services)	129,059
33,900	TOTVS SA (Software)	287,098

		8,928,332

Shares	Description	Value

Common Stocks – (continued)
Canada – 1.3%
12,650	Alamos Gold, Inc. Class A (Metals & Mining)	$ 468,783
91,800	Algonquin Power & Utilities Corp. (Multi-Utilities)	602,719
37,700	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	699,650
13,950	ATS Corp.* (Machinery)	396,479
13,775	Barrick Mining Corp. (Metals & Mining)	629,645
5,010	Boyd Group, Inc. (Commercial Services & Supplies)	821,123
10,819	Canadian National Railway Co. (Ground Transportation)	1,041,004
42,535	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	1,581,572
62,886	Canadian Pacific Kansas City Ltd. (Ground Transportation)	4,674,826
11,380	Capital Power Corp. (Independent Power and Renewable Electricity Producers)	499,361
50,100	Capstone Copper Corp.* (Metals & Mining)	555,215
14,183	Descartes Systems Group, Inc.* (Software)	1,059,780
32,200	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels)	633,997
10,710	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	695,857
5,063	Intact Financial Corp. (Insurance)	921,800
8,041	Methanex Corp. (Chemicals)	383,716
28,000	NGEx Minerals Ltd.* (Metals & Mining)	579,062
24,755	OR Royalties, Inc. (Metals & Mining)	976,138
155,400	Osisko Development Corp.* (Metals & Mining)	523,839
19,223	Shopify, Inc. Class A* (IT Services)	2,522,634
47,600	Solaris Resources, Inc.* (Metals & Mining)	439,417
10,842	South Bow Corp. (Oil, Gas & Consumable Fuels)	307,913
5,260	Stantec, Inc. (Construction & Engineering)	521,268
20,353	Toronto-Dominion Bank (Banks)	1,902,194
71,385	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	651,123

		24,089,115

Chile – 0.0%
47,039	Enel Chile SA ADR (Electric Utilities)	204,149
4,162	Latam Airlines Group SA ADR (Passenger Airlines)	273,901

		478,050

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – 3.0%
5,969	Advanced Micro-Fabrication Equipment, Inc. China Class A (Semiconductors & Semiconductor Equipment)	$ 297,069
203,400	Agricultural Bank of China Ltd. Class H (Banks)	142,200
258,950	Alibaba Group Holding Ltd. (Broadline Retail)	5,508,792
80,950	Aluminum Corp. of China Ltd. Class H (Metals & Mining)	141,344
24,700	Baidu, Inc. Class A* (Interactive Media & Services)	473,438
3,236,250	Bank of China Ltd. Class H (Banks)	1,932,635
1,344,400	Bank of Communications Co. Ltd. Class H (Banks)	1,154,962
138,200	Baoshan Iron & Steel Co. Ltd. Class A (Metals & Mining)	144,387
64,800	Beijing Yanjing Brewery Co. Ltd. Class A (Beverages)	112,772
16,650	BeOne Medicines Ltd. Class H* (Biotechnology)	439,109
1,103,800	BOE Technology Group Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	693,105
650,650	China CITIC Bank Corp. Ltd. Class H (Banks)	606,010
1,816,700	China Construction Bank Corp. Class H (Banks)	1,834,377
111,600	China Hongqiao Group Ltd. (Metals & Mining)	510,422
46,500	China Life Insurance Co. Ltd. Class H (Insurance)	206,936
217,150	China Mengniu Dairy Co. Ltd. (Food Products)	453,491
342,150	China Minsheng Banking Corp. Ltd. Class H (Banks)	170,245
327,600	China National Building Material Co. Ltd. Class H (Construction Materials)	235,642
24,050	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	121,136
699,700	China Railway Group Ltd. Class H (Construction & Engineering)	403,779
514,400	China Resources Pharmaceutical Group Ltd.(a) (Pharmaceuticals)	299,474
320,000	CITIC Ltd. (Industrial Conglomerates)	511,418
59,500	CMOC Group Ltd. Class A (Metals & Mining)	204,833
27,700	Contemporary Amperex Technology Co. Ltd. Class A (Electrical Equipment)	1,395,241
52,300	COSCO SHIPPING Holdings Co. Ltd. Class A (Marine Transportation)	108,145

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
33,300	Dongyue Group Ltd. (Chemicals)	$ 52,203
12,900	Eastroc Beverage Group Co. Ltd. Class A (Beverages)	463,585
385,700	Geely Automobile Holdings Ltd. (Automobiles)	793,961
149,900	GF Securities Co. Ltd. Class H (Capital Markets)	349,800
2,400	GigaDevice Semiconductor, Inc. Class A (Semiconductors & Semiconductor Equipment)	108,046
179,200	Great Wall Motor Co. Ltd. Class H (Automobiles)	303,939
77,800	Guotai Haitong Securities Co. Ltd. Class H(a) (Capital Markets)	165,595
2,734	H World Group Ltd. ADR (Hotels, Restaurants & Leisure)	129,892
104,900	Hangzhou First Applied Material Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	256,363
32,500	Hansoh Pharmaceutical Group Co. Ltd.(a) (Pharmaceuticals)	160,166
114,350	HBM Holdings Ltd.*(a) (Biotechnology)	174,457
106,600	Huatai Securities Co. Ltd. Class A (Capital Markets)	351,298
59,500	Innovent Biologics, Inc.*(a) (Biotechnology)	617,614
161,750	JD Health International, Inc.*(a) (Consumer Staples Distribution & Retail)	1,301,381
95,550	JD.com, Inc. Class A (Broadline Retail)	1,362,603
17,900	Jiangsu Hengli Hydraulic Co. Ltd. Class A (Machinery)	278,048
17,600	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H* (Pharmaceuticals)	154,285
56,300	Jiangxi Copper Co. Ltd. Class H (Metals & Mining)	336,346
2,684	JOYY, Inc. ADR (Interactive Media & Services)	172,715
41,300	Kuaishou Technology(a) (Interactive Media & Services)	421,966
4,810	Laopu Gold Co. Ltd. Class H (Textiles, Apparel & Luxury Goods)	475,378
348,100	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	392,209
33,800	Lens Technology Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	176,054
5,779	Montage Technology Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	150,581
88,500	NetEase, Inc. (Entertainment)	2,294,811

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
23,100	New China Life Insurance Co. Ltd. Class H (Insurance)	$ 187,836
14,800	New Oriental Education & Technology Group, Inc. (Diversified Consumer Services)	90,237
151,350	Newborn Town, Inc.* (Interactive Media & Services)	222,563
304,050	Orient Securities Co. Ltd. Class H(a) (Capital Markets)	264,777
8,617	PDD Holdings, Inc. ADR* (Broadline Retail)	870,748
440,850	People’s Insurance Co. Group of China Ltd. Class H (Insurance)	383,333
213,650	PICC Property & Casualty Co. Ltd. Class H (Insurance)	442,297
234,600	Ping An Bank Co. Ltd. Class A (Banks)	364,998
11,856	Piotech, Inc. Class A (Semiconductors & Semiconductor Equipment)	599,743
4,100	Rockchip Electronics Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	112,415
36,600	Ruijie Networks Co. Ltd. Class A (Communications Equipment)	423,832
247,200	SAIC Motor Corp. Ltd. Class A (Automobiles)	501,738
77,800	Sany Heavy Industry Co. Ltd. Class A (Machinery)	245,017
7,578	Shanghai Allist Pharmaceuticals Co. Ltd. Class A (Pharmaceuticals)	107,283
8,000	Shenzhen Goodix Technology Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	92,797
23,700	Sieyuan Electric Co. Ltd. Class A (Electrical Equipment)	629,410
523,300	Sino Biopharmaceutical Ltd. (Pharmaceuticals)	444,023
109,250	Sinopharm Group Co. Ltd. Class H (Health Care Providers & Services)	291,505
8,831	TAL Education Group ADR* (Diversified Consumer Services)	112,154
196,323	Tencent Holdings Ltd. (Interactive Media & Services)	15,089,739
11,050	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	678,201
17,167	Vipshop Holdings Ltd. ADR (Broadline Retail)	293,727
34,275	Weibo Corp. ADR (Interactive Media & Services)	362,630
146,000	Weichai Power Co. Ltd. Class H (Machinery)	494,886
26,400	WuXi AppTec Co. Ltd. Class H(a) (Life Sciences Tools & Services)	375,673

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
24,900	WuXi AppTec Co. Ltd. Class A (Life Sciences Tools & Services)	$ 340,673
12,800	XD, Inc. (Entertainment)	140,569
49,700	Xiaomi Corp. Class B*(a) (Technology Hardware, Storage & Peripherals)	224,970
143,200	Zhejiang China Commodities City Group Co. Ltd. Class A (Distributors)	330,534
48,150	Zhejiang Leapmotor Technology Co. Ltd. Class H*(a) (Automobiles)	261,458
246,900	Zhejiang Zheneng Electric Power Co. Ltd. Class A (Independent Power and Renewable Electricity Producers)	175,495
82,100	Zijin Mining Group Co. Ltd. Class A (Metals & Mining)	458,611

		55,158,130

Colombia* – 0.0%
32,300	Aris Mining Corp. (Metals & Mining)	558,872

Denmark – 0.5%
1,601	Ascendis Pharma AS ADR* (Biotechnology)	361,986
14,943	Carlsberg AS Class B (Beverages)	2,031,488
5,584	NKT AS* (Electrical Equipment)	730,311
99,278	Novo Nordisk AS Class B (Pharmaceuticals)	5,895,050
6,683	Royal Unibrew AS (Beverages)	629,636
3,737	Zealand Pharma AS* (Biotechnology)	249,921

		9,898,392

Finland – 0.1%
9,280	Hiab OYJ (Machinery)	551,430
29,909	Kone OYJ Class B (Machinery)	2,149,407

		2,700,837

France – 3.4%
2,047	Abivax SA ADR* (Biotechnology)	227,524
21,377	Air Liquide SA (Chemicals)	4,003,105
174,403	Alstom SA* (Machinery)	5,568,405
66,437	BNP Paribas SA (Banks)	7,183,993
32,216	Capgemini SE (IT Services)	5,005,659
55,472	Cie de Saint-Gobain SA (Building Products)	5,475,389
30,214	Cie Generale des Etablissements Michelin SCA (Automobile Components)	1,122,016
23,955	Dassault Systemes SE (Software)	658,877
35,672	Edenred SE (Financial Services)	747,178
27,534	Elis SA (Commercial Services & Supplies)	799,434
106,504	Engie SA (Multi-Utilities)	3,179,827

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
263	EssilorLuxottica SA (Health Care Equipment & Supplies)	$ 80,398
5,214	Gecina SA (Office REITs)	478,912
19,233	Kering SA (Textiles, Apparel & Luxury Goods)	6,004,113
10,667	Legrand SA (Electrical Equipment)	1,703,070
5,230	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	3,375,464
17,464	Pernod Ricard SA (Beverages)	1,561,572
17,112	Rexel SA (Trading Companies & Distributors)	717,088
10,265	Safran SA (Aerospace & Defense)	3,667,594
27,215	Sanofi SA (Pharmaceuticals)	2,567,018
14,353	Schneider Electric SE (Electrical Equipment)	4,115,031
29,752	Societe Generale SA (Banks)	2,607,151
2,822	Sopra Steria Group (IT Services)	515,481
11,386	Technip Energies NV (Energy Equipment & Services)	446,211
33,593	TotalEnergies SE (Oil, Gas & Consumable Fuels)	2,443,175
109,111	Worldline SA*(a) (Financial Services)	184,818

		64,438,503

Germany – 2.3%
17,596	Beiersdorf AG (Personal Products)	2,098,839
14,708	Daimler Truck Holding AG (Machinery)	712,146
37,000	Deutsche Bank AG (Capital Markets)	1,460,060
17,289	Deutsche Boerse AG (Capital Markets)	4,378,010
91,640	Deutsche Telekom AG (Diversified Telecommunication Services)	3,075,278
40,396	E.ON SE (Multi-Utilities)	855,437
13,121	flatexDEGIRO SE (Capital Markets)	640,039
68,077	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	3,327,773
10,897	KION Group AG (Machinery)	769,708
62,285	Lanxess AG (Chemicals)	1,286,518
16,355	Merck KGaA (Pharmaceuticals)	2,436,775
2,216	MTU Aero Engines AG (Aerospace & Defense)	985,178
4,572	Nemetschek SE (Software)	399,476
817	Rheinmetall AG (Aerospace & Defense)	1,731,097
39,678	SAP SE (Software)	7,926,409
5,976	Scout24 SE(a) (Interactive Media & Services)	594,978
48,859	Siemens Energy AG* (Electrical Equipment)	8,324,597

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
36,500	TAG Immobilien AG (Real Estate Management & Development)	$ 619,235
55,982	thyssenkrupp AG (Metals & Mining)	746,281
3,784	Tkms AG& Co. KGaA* (Aerospace & Defense)	443,378

		42,811,212

Greece – 0.2%
12,650	Alpha Bank SA (Banks)	60,555
199,500	Eurobank SA Class A (Banks)	974,952
13,900	Jumbo SA (Specialty Retail)	412,568
40,602	National Bank of Greece SA (Banks)	716,805
10,200	OPAP SA (Hotels, Restaurants & Leisure)	205,539
35,831	Piraeus Bank SA (Banks)	361,439
7,800	Public Power Corp. SA (Electric Utilities)	184,362

		2,916,220

Hong Kong – 0.3%
307,900	AIA Group Ltd. (Insurance)	3,552,388
20,100	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	1,108,135

		4,660,523

Hungary – 0.1%
19,706	OTP Bank Nyrt (Banks)	2,479,645

India – 1.2%
29,641	Bajaj Finance Ltd. (Consumer Finance)	299,889
3,450	Bajaj Holdings & Investment Ltd. (Financial Services)	405,290
156,700	Bank of Baroda (Banks)	510,658
145,900	Bank of India (Banks)	260,664
258,596	Bharat Electronics Ltd. (Aerospace & Defense)	1,263,362
40,115	Bharti Airtel Ltd. (Wireless Telecommunication Services)	860,345
14,430	BSE Ltd. (Capital Markets)	438,900
315,050	Canara Bank (Banks)	505,654
219,100	Coal India Ltd. (Oil, Gas & Consumable Fuels)	1,050,997
7,300	Coromandel International Ltd. (Chemicals)	181,406
2,093	Divi’s Laboratories Ltd. (Life Sciences Tools & Services)	137,889
6,750	Eicher Motors Ltd. (Automobiles)	523,132
50,900	Fortis Healthcare Ltd. (Health Care Providers & Services)	471,786
14,200	GE Vernova T&D India Ltd. (Electrical Equipment)	498,658
13,702	Gujarat Narmada Valley Fertilizers & Chemicals Ltd. (Chemicals)	69,597

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
149,182	HDFC Bank Ltd. (Banks)	$ 1,508,420
34,900	Hindalco Industries Ltd. (Metals & Mining)	363,285
50,200	Hindustan Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	233,007
62,831	ICICI Bank Ltd. ADR (Banks)	1,840,320
116,493	ICICI Bank Ltd. (Banks)	1,717,412
39,050	Indian Bank (Banks)	387,462
44,825	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	328,829
421,850	Indian Oil Corp. Ltd. (Oil, Gas & Consumable Fuels)	749,173
33,750	Infosys Ltd. (IT Services)	603,662
110,150	ITC Ltd. (Tobacco)	386,123
33,950	L&T Finance Ltd. (Financial Services)	105,847
19,000	Laurus Labs Ltd.(a) (Pharmaceuticals)	199,618
26,400	Lupin Ltd. (Pharmaceuticals)	618,659
21,362	Mahindra & Mahindra Ltd. (Automobiles)	797,651
3,240	MakeMyTrip Ltd.* (Hotels, Restaurants & Leisure)	202,111
18,900	Narayana Hrudayalaya Ltd. (Health Care Providers & Services)	363,703
50,900	National Aluminium Co. Ltd. (Metals & Mining)	212,093
291,450	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	854,423
457,500	Punjab National Bank (Banks)	623,696
17,205	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	261,429
10,681	Siemens Energy India Ltd. (Electrical Equipment)	289,339
1,350	Solar Industries India Ltd. (Chemicals)	198,077
12,919	Tata Consultancy Services Ltd. (IT Services)	439,350
31,268	TVS Motor Co. Ltd. (Automobiles)	1,251,636
139,650	Union Bank of India Ltd. (Banks)	274,867
75,150	Vedanta Ltd. (Metals & Mining)	555,794

		22,844,213

Indonesia – 0.0%
1,160,400	Bank Mandiri Persero Tbk. PT (Banks)	333,901
87,500	United Tractors Tbk. PT (Oil, Gas & Consumable Fuels)	136,312

		470,213

Ireland – 0.8%
4,193	Accenture PLC Class A (IT Services)	1,105,443
213,871	AIB Group PLC (Banks)	2,390,678
11,130	Aon PLC Class A (Insurance)	3,891,493

Shares	Description	Value

Common Stocks – (continued)
Ireland – (continued)
52,540	Bank of Ireland Group PLC (Banks)	$ 1,067,479
4,293	Linde PLC (Chemicals)	1,961,772
47,174	Ryanair Holdings PLC ADR (Passenger Airlines)	3,330,484
3,088	Weatherford International PLC (Energy Equipment & Services)	290,519

		14,037,868

Israel – 0.4%
39,053	Cellebrite DI Ltd.* (Software)	574,470
11,977	Check Point Software Technologies Ltd.* (Software)	2,149,991
1,444	Nova Ltd.* (Semiconductors & Semiconductor Equipment)	661,121
14,941	Phoenix Financial Ltd. (Insurance)	725,201
66,186	Teva Pharmaceutical Industries Ltd. ADR* (Pharmaceuticals)	2,255,619
6,254	Tower Semiconductor Ltd.* (Semiconductors & Semiconductor Equipment)	842,601
7,540	Wix.com Ltd.* (IT Services)	654,774

		7,863,777

Italy – 0.6%
34,644	Banca Mediolanum SpA (Financial Services)	812,686
115,338	Enel SpA (Electric Utilities)	1,274,317
89,885	Eni SpA (Oil, Gas & Consumable Fuels)	1,837,169
2,467	Ferrari NV (Automobiles)	822,858
1,403	Generali (Insurance)	57,229
131,218	Hera SpA (Multi-Utilities)	649,359
398,517	Intesa Sanpaolo SpA (Banks)	2,821,254
28,857	UniCredit SpA (Banks)	2,514,773
18,087	Wizz Air Holdings PLC*(a) (Passenger Airlines)	350,804

		11,140,449

Japan – 4.1%
25,200	ADEKA Corp. (Chemicals)	749,053
17,936	Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	662,018
15,300	Amano Corp. (Electronic Equipment, Instruments & Components)	388,307
11,300	Canon Marketing Japan, Inc. (Electronic Equipment, Instruments & Components)	493,003
16,700	Credit Saison Co. Ltd. (Consumer Finance)	450,868
37,300	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	669,244
14,600	Daikin Industries Ltd. (Building Products)	1,749,524

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
116,600	Denso Corp. (Automobile Components)	$ 1,617,797
93,300	FANUC Corp. (Machinery)	3,746,422
13,300	Food & Life Cos. Ltd. (Hotels, Restaurants & Leisure)	726,579
63,500	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,268,429
15,700	Fuso Chemical Co. Ltd. (Chemicals)	756,705
6,900	GMO Payment Gateway, Inc. (Financial Services)	398,516
131,700	Hitachi Ltd. (Industrial Conglomerates)	4,570,004
6,000	Hoya Corp. (Health Care Equipment & Supplies)	1,006,535
1,154	Invincible Investment Corp. (Hotel & Resort REITs)	488,740
9,100	Japan Steel Works Ltd. (Machinery)	503,709
9,700	JINS Holdings, Inc. (Specialty Retail)	324,697
14,200	JMDC, Inc. (Health Care Technology)	311,990
71,800	JVCKenwood Corp. (Household Durables)	583,583
19,200	Kamigumi Co. Ltd. (Transportation Infrastructure)	671,919
20,400	Kandenko Co. Ltd. (Construction & Engineering)	734,449
84,800	KDDI Corp. (Wireless Telecommunication Services)	1,431,761
561	KDX Realty Investment Corp. (Diversified REITs)	606,910
16,400	Kinden Corp. (Construction & Engineering)	725,699
13,700	Kose Holdings Corp. (Personal Products)	488,762
33,800	Kotobuki Spirits Co. Ltd. (Food Products)	392,548
21,400	Kyushu Railway Co. (Ground Transportation)	545,647
3,100	Lifedrink Co., Inc. (Beverages)	32,507
488,900	LY Corp. (Interactive Media & Services)	1,251,789
110,500	Mebuki Financial Group, Inc. (Banks)	833,634
42,300	Menicon Co. Ltd. (Health Care Equipment & Supplies)	443,589
100,800	Mitsubishi Electric Corp. (Electrical Equipment)	3,151,199
100,545	Mitsubishi Heavy Industries Ltd. (Machinery)	2,960,440
19,300	Monogatari Corp. (Hotels, Restaurants & Leisure)	518,237

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
4,400	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	$ 89,388
21,800	Nifco, Inc. (Automobile Components)	678,720
31,739	Nintendo Co. Ltd. (Entertainment)	1,965,454
30,600	NOF Corp. (Chemicals)	591,023
117,500	Olympus Corp. (Health Care Equipment & Supplies)	1,403,479
8,200	Organo Corp. (Machinery)	865,849
330,600	Renesas Electronics Corp.* (Semiconductors & Semiconductor Equipment)	5,496,375
5,100	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	649,500
163,100	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	2,335,689
64,700	Shin-Etsu Chemical Co. Ltd. (Chemicals)	2,127,631
8,300	SMC Corp. (Machinery)	3,226,802
23,900	Sojitz Corp. (Trading Companies & Distributors)	871,521
123,900	Sompo Holdings, Inc. (Insurance)	4,272,631
107,100	Sony Group Corp. (Household Durables)	2,361,331
116,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	4,113,763
110,500	Suzuki Motor Corp. (Automobiles)	1,506,675
8,800	SWCC Corp. (Electrical Equipment)	655,874
38,200	Synspective, Inc.* (Professional Services)	292,307
69,400	Terumo Corp. (Health Care Equipment & Supplies)	907,839
14,000	TIS, Inc. (IT Services)	407,379
69,000	Tohoku Electric Power Co., Inc. (Electric Utilities)	497,688
33,100	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	778,917
24,200	Toyo Seikan Group Holdings Ltd. (Containers & Packaging)	607,174
8,800	Toyo Suisan Kaisha Ltd. (Food Products)	628,289
35,900	TV Asahi Holdings Corp. (Media)	830,262
14,200	Yamazaki Baking Co. Ltd. (Food Products)	300,862
77,600	Yokohama Financial Group, Inc. (Banks)	706,760
125,500	ZOZO, Inc. (Specialty Retail)	1,036,561

		76,460,556

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Luxembourg – 0.0%
10,631	ArcelorMittal SA (Metals & Mining)	$ 577,349

Macau – 0.1%
82,300	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	418,147
382,400	MGM China Holdings Ltd. (Hotels, Restaurants & Leisure)	610,641

		1,028,788

Malaysia – 0.1%
372,300	AMMB Holdings Bhd. (Banks)	608,900
158,700	Malayan Banking Bhd. (Banks)	474,970
192,200	Press Metal Aluminium Holdings Bhd. (Metals & Mining)	368,434
310,493	RHB Bank Bhd. (Banks)	665,409

		2,117,713

Mexico – 0.2%
979,000	America Movil SAB de CV (Wireless Telecommunication Services)	1,008,914
47,167	Cemex SAB de CV ADR (Construction Materials)	588,644
5,550	Gruma SAB de CV Class B (Food Products)	99,939
6,200	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation Infrastructure)	90,236
32,300	Grupo Financiero Banorte SAB de CV Class O (Banks)	365,159
35,700	Grupo Mexico SAB de CV (Metals & Mining)	396,406
3,200	Industrias Penoles SAB de CV* (Metals & Mining)	185,452
5,295	Southern Copper Corp. (Metals & Mining)	1,007,744

		3,742,494

Netherlands – 1.2%
2,180	Adyen NV*(a) (Financial Services)	3,232,599
25,405	Akzo Nobel NV (Chemicals)	1,779,804
1,538	Argenx SE ADR* (Biotechnology)	1,292,689
2,042	ASM International NV (Semiconductors & Semiconductor Equipment)	1,714,939
3,098	ASML Holding NV (Semiconductors & Semiconductor Equipment)	4,408,454
7,765	ASR Nederland NV (Insurance)	563,977
29,271	Heineken NV (Beverages)	2,416,309
141,316	ING Groep NV (Banks)	4,167,536
102,874	Koninklijke Philips NV (Health Care Equipment & Supplies)	2,954,110

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
22,667	SBM Offshore NV (Energy Equipment & Services)	$ 814,204

		23,344,621

Philippines – 0.0%
45,270	International Container Terminal Services, Inc. (Transportation Infrastructure)	495,839
66,300	Metropolitan Bank & Trust Co. (Banks)	82,199

		578,038

Poland – 0.1%
31,700	Allegro.eu SA*(a) (Broadline Retail)	260,411
13,000	ORLEN SA (Oil, Gas & Consumable Fuels)	395,103
118,200	PGE Polska Grupa Energetyczna SA* (Electric Utilities)	333,367

		988,881

Portugal – 0.1%
729,704	Banco Comercial Portugues SA Class R (Banks)	789,833
58,856	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	1,171,095

		1,960,928

Puerto Rico – 0.0%
5,766	EVERTEC, Inc. (Financial Services)	173,038

Qatar – 0.0%
33,700	Ooredoo QPSC (Diversified Telecommunication Services)	131,431

Russia*(b) – 0.0%
61,284	Gazprom PJSC (Oil, Gas & Consumable Fuels)	—
5,200	LUKOIL PJSC ADR (Oil, Gas & Consumable Fuels)	—
2,390	Magnit PJSC (Consumer Staples Distribution & Retail)	—
3,393	Novolipetsk Steel PJSC GDR (Metals & Mining)	—
5,614	PhosAgro PJSC GDR (Chemicals)	—
36	PhosAgro PJSC (Chemicals)	—
19,000	Surgutneftegas PJSC ADR (Oil, Gas & Consumable Fuels)	—
23,847	VTB Bank PJSC GDR (Banks)	—

		—

Singapore – 0.5%
46,350	DBS Group Holdings Ltd. (Banks)	2,154,457
340,300	Keppel DC REIT (Specialized REITs)	609,785
49,470	Sea Ltd. ADR* (Broadline Retail)	5,762,760

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
55,700	United Overseas Bank Ltd. (Banks)	$ 1,678,750

		10,205,752

South Africa – 0.3%
2,837	Capitec Bank Holdings Ltd. (Banks)	761,716
22,413	Gold Fields Ltd. ADR (Metals & Mining)	1,123,340
12,863	Gold Fields Ltd. (Metals & Mining)	636,135
10,100	Impala Platinum Holdings Ltd. (Metals & Mining)	188,256
94,600	MTN Group Ltd. (Wireless Telecommunication Services)	1,050,493
12,371	Naspers Ltd. Class N (Broadline Retail)	757,417
12,100	Remgro Ltd. (Financial Services)	136,933
37,200	Sanlam Ltd. (Insurance)	232,590
3,600	Valterra Platinum Ltd. (Metals & Mining)	323,453

		5,210,333

South Korea – 2.3%
2,625	APR Corp. (Personal Products)	492,393
29,814	Coupang, Inc.* (Broadline Retail)	601,050
2,100	Doosan Enerbility Co. Ltd.* (Electrical Equipment)	131,095
3,800	Hana Financial Group, Inc. (Banks)	264,032
1,928	Hanwha Aerospace Co. Ltd.* (Aerospace & Defense)	1,735,549
2,450	HD Hyundai Co. Ltd. (Oil, Gas & Consumable Fuels)	397,605
1,759	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	1,077,642
3,415	HD Hyundai Heavy Industries Co. Ltd. (Machinery)	1,359,272
800	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Machinery)	229,147
130	Hyosung Heavy Industries Corp.* (Electrical Equipment)	233,163
600	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	101,159
4,934	Hyundai Motor Co. (Automobiles)	1,717,552
10,350	Hyundai Steel Co. (Metals & Mining)	224,629
4,500	Kakao Corp. (Interactive Media & Services)	191,269
15,787	KB Financial Group, Inc. (Banks)	1,477,650
12,221	Kia Corp. (Automobiles)	1,300,353
4,400	Korea Investment Holdings Co. Ltd. (Capital Markets)	658,216
2,200	Krafton, Inc.* (Entertainment)	386,223
1,277	KT&G Corp. (Tobacco)	136,536
14,450	LG Display Co. Ltd.* (Electronic Equipment, Instruments & Components)	116,512

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
8,700	LG Electronics, Inc. (Household Durables)	$ 596,504
800	LS Corp. (Electrical Equipment)	126,156
381	Samsung Biologics Co. Ltd.*(a) (Life Sciences Tools & Services)	460,442
14,050	Samsung E&A Co. Ltd. (Construction & Engineering)	299,072
102,160	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	11,286,097
1,195	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	3,289,740
2,285	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	795,321
24,600	Samsung Heavy Industries Co. Ltd.* (Machinery)	501,377
34,764	Shinhan Financial Group Co. Ltd. (Banks)	2,031,738
16,483	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	10,291,607
1	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	78
1,250	SK, Inc. (Industrial Conglomerates)	288,665
25,605	Woori Financial Group, Inc. (Banks)	535,627

		43,333,471

Spain – 0.2%
27,402	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	1,837,212
5,117	Laboratorios Farmaceuticos Rovi SA (Pharmaceuticals)	436,896
46,397	Merlin Properties Socimi SA (Diversified REITs)	690,536

		2,964,644

Sweden – 0.2%
157,333	Electrolux AB Class B* (Household Durables)	1,270,873
147,213	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	1,659,832
30,169	Securitas AB Class B (Commercial Services & Supplies)	498,902
12,962	Trelleborg AB Class B (Machinery)	524,523

		3,954,130

Switzerland – 0.9%
17,016	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	3,302,968
28,790	Novartis AG (Pharmaceuticals)	4,271,566
2,696	Sonova Holding AG (Health Care Equipment & Supplies)	737,850

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
37,667	Sportradar Group AG Class A* (Hotels, Restaurants & Leisure)	$ 682,150
117,247	UBS Group AG (Capital Markets)	5,547,586
3,370	Zurich Insurance Group AG (Insurance)	2,397,491

		16,939,611

Taiwan – 3.0%
64,700	Accton Technology Corp. (Communications Equipment)	2,262,122
23,500	ADATA Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	265,976
6,900	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	313,484
10,800	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,020,284
21,950	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	344,830
13,100	Chenbro Micom Co. Ltd. (Technology Hardware, Storage & Peripherals)	373,836
61,600	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	227,726
10,500	Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	322,417
134,300	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	138,607
154,500	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	5,896,077
21,200	Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	1,149,941
167,750	Far Eastern New Century Corp. (Industrial Conglomerates)	147,701
211,047	First Financial Holding Co. Ltd. (Banks)	192,669
193,200	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	1,335,479
2,450	King Slide Works Co. Ltd. (Technology Hardware, Storage & Peripherals)	241,190
71,900	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	369,579

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
66,600	Macronix International Co. Ltd.* (Semiconductors & Semiconductor Equipment)	$ 191,598
18,350	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	1,017,884
2,300	MPI Corp. (Semiconductors & Semiconductor Equipment)	181,767
22,200	Nanya Technology Corp.* (Semiconductors & Semiconductor Equipment)	224,725
114,650	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	252,826
381,700	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	368,945
18,800	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	148,869
36,700	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	561,502
577	Silicon Motion Technology Corp. ADR (Semiconductors & Semiconductor Equipment)	68,623
46,700	Sunonwealth Electric Machine Industry Co. Ltd. (Machinery)	210,030
522,678	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	28,901,952
17,015	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	5,624,478
11,200	Tripod Technology Corp. (Electronic Equipment, Instruments & Components)	131,996
17,050	United Integrated Services Co. Ltd. (Construction & Engineering)	486,201
250,000	Winbond Electronics Corp.* (Semiconductors & Semiconductor Equipment)	988,585
82,000	Yang Ming Marine Transport Corp. (Marine Transportation)	139,130

		56,101,029

Thailand – 0.2%
51,200	Advanced Info Service PCL NVDR (Wireless Telecommunication Services)	567,829
189,350	Bangkok Bank PCL (Banks)	949,875
1,246,550	Charoen Pokphand Foods PCL (Food Products)	816,552

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
2,162	Fabrinet* (Electronic Equipment, Instruments & Components)	$ 1,058,169

		3,392,425

Turkey – 0.1%
130,137	Aselsan Elektronik Sanayi Ve Ticaret AS (Aerospace & Defense)	910,621

United Arab Emirates – 0.2%
75,079	Abu Dhabi Commercial Bank PJSC (Banks)	311,420
109,650	Abu Dhabi Islamic Bank PJSC (Banks)	727,215
59,300	Dubai Islamic Bank PJSC (Banks)	156,005
620,242	Emaar Properties PJSC (Real Estate Management & Development)	2,537,220
85,600	Emirates NBD Bank PJSC (Banks)	724,890
5,850	Yalla Group Ltd. ADR* (Interactive Media & Services)	41,242

		4,497,992

United Kingdom – 4.5%
56,154	3i Group PLC (Capital Markets)	2,579,665
9,150	Anglogold Ashanti PLC (Metals & Mining)	824,850
40,561	AstraZeneca PLC (Pharmaceuticals)	7,557,087
68,511	Balfour Beatty PLC (Construction & Engineering)	670,881
639,054	Barclays PLC (Banks)	4,265,090
51,283	Beazley PLC (Insurance)	796,709
10,849	Bellway PLC (Household Durables)	403,745
18,958	Berkeley Group Holdings PLC (Household Durables)	1,071,105
437,902	BP PLC (Oil, Gas & Consumable Fuels)	2,776,542
76,585	Breedon Group PLC (Construction Materials)	352,531
103,671	British American Tobacco PLC (Tobacco)	6,263,139
94,397	Compass Group PLC (Hotels, Restaurants & Leisure)	2,830,535
13,748	Computacenter PLC (IT Services)	629,216
153,723	Convatec Group PLC(a) (Health Care Equipment & Supplies)	484,891
8,927	Cranswick PLC (Food Products)	642,523
112,267	Diageo PLC (Beverages)	2,583,297
4	Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	661
41,249	Gamma Communications PLC (Diversified Telecommunication Services)	513,790
41,950	GSK PLC (Pharmaceuticals)	1,084,897
24,094	ICG PLC (Capital Markets)	599,540
39,045	IG Group Holdings PLC (Capital Markets)	724,365

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
22,430	IMI PLC (Machinery)	$ 847,008
370,234	Lloyds Banking Group PLC (Banks)	552,835
14,766	London Stock Exchange Group PLC (Capital Markets)	1,647,030
43,222	Melrose Industries PLC (Aerospace & Defense)	371,620
152,041	National Grid PLC (Multi-Utilities)	2,583,108
506,752	NatWest Group PLC (Banks)	4,618,934
194,861	Prudential PLC (Insurance)	3,200,640
48,549	Reckitt Benckiser Group PLC* (Household Products)	4,047,040
124,325	RELX PLC (Professional Services)	4,425,072
16,422	Rio Tinto PLC (Metals & Mining)	1,498,250
745,837	Rolls-Royce Holdings PLC (Aerospace & Defense)	12,468,138
145,317	Segro PLC (Industrial REITs)	1,513,996
119,623	Smith & Nephew PLC (Health Care Equipment & Supplies)	2,038,766
21,496	Smiths Group PLC (Industrial Conglomerates)	738,212
60,466	Standard Chartered PLC (Banks)	1,547,109
294,796	Tesco PLC (Consumer Staples Distribution & Retail)	1,715,359
71,277	UNITE Group PLC (Residential REITs)	554,348
16,488	Weir Group PLC (Machinery)	728,254
119,751	WH Smith PLC (Specialty Retail)	1,106,064

		83,856,842

United States – 22.2%
8,980	A10 Networks, Inc. (Software)	156,611
23,952	Abbott Laboratories (Health Care Equipment & Supplies)	2,617,954
5,759	ABM Industries, Inc. (Commercial Services & Supplies)	265,144
6,733	Academy Sports & Outdoors, Inc. (Specialty Retail)	370,382
2,774	Addus HomeCare Corp.* (Health Care Providers & Services)	287,054
25,263	Adeia, Inc. (Software)	457,008
4,272	Adobe, Inc.* (Software)	1,252,764
3,776	Adtalem Global Education, Inc.* (Diversified Consumer Services)	391,005
5,575	Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	1,423,632
295	Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	69,835
2,055	AeroVironment, Inc.* (Aerospace & Defense)	572,091
19,256	Agios Pharmaceuticals, Inc.* (Biotechnology)	528,385

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
27,263	Alkami Technology, Inc.* (Software)	$ 577,703
51,904	Alphabet, Inc. Class A (Interactive Media & Services)	17,543,552
53,172	Amazon.com, Inc.* (Broadline Retail)	12,724,060
40,659	American International Group, Inc. (Insurance)	3,044,546
11,379	Ameris Bancorp (Banks)	917,375
8,376	AMN Healthcare Services, Inc.* (Health Care Providers & Services)	178,409
24,372	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	3,511,518
29,355	Amrize Ltd.* (Construction Materials)	1,544,660
3,363	Appfolio, Inc. Class A* (Software)	638,566
62,701	Apple, Inc. (Technology Hardware, Storage & Peripherals)	16,269,655
1,861	AppLovin Corp. Class A* (Software)	880,458
10,565	Archrock, Inc. (Energy Equipment & Services)	312,618
22,194	Arcutis Biotherapeutics, Inc.* (Biotechnology)	563,062
18,660	Arista Networks, Inc.* (Communications Equipment)	2,644,868
2,286	Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	302,872
16,441	Artivion, Inc.* (Health Care Equipment & Supplies)	670,300
2,566	Asbury Automotive Group, Inc.* (Specialty Retail)	601,753
20,138	AtriCure, Inc.* (Health Care Equipment & Supplies)	743,696
28,239	Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	237,208
24,943	Avient Corp. (Chemicals)	901,689
6,455	Avnet, Inc. (Electronic Equipment, Instruments & Components)	402,727
3,765	Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	331,584
3,557	Axos Financial, Inc.* (Banks)	352,107
16,880	Azenta, Inc.* (Life Sciences Tools & Services)	656,294
2,044	AZZ, Inc. (Building Products)	254,049
4,786	Balchem Corp. (Chemicals)	814,434
5,749	Baldwin Insurance Group, Inc.* (Insurance)	126,018
34,141	Bank of America Corp. (Banks)	1,816,301
1,659	Bar Harbor Bankshares (Banks)	56,257
2,822	Belden, Inc. (Electronic Equipment, Instruments & Components)	331,613

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
5,229	Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	$ 272,640
9,851	Berkshire Hathaway, Inc. Class B* (Financial Services)	4,733,701
42,093	BGC Group, Inc. Class A (Capital Markets)	383,467
67,494	BioCryst Pharmaceuticals, Inc.* (Biotechnology)	444,111
58,174	Block, Inc.* (Financial Services)	3,515,455
15,078	Boeing Co.* (Aerospace & Defense)	3,524,030
356	Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	1,780,655
3,705	Boot Barn Holdings, Inc.* (Specialty Retail)	661,268
3,494	Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	295,383
9,810	Bridgebio Pharma, Inc.* (Biotechnology)	758,019
4,537	Brink’s Co. (Commercial Services & Supplies)	576,380
4,736	Bristow Group, Inc.* (Energy Equipment & Services)	208,195
28,467	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	9,431,117
7,489	Builders FirstSource, Inc.* (Building Products)	856,742
10,961	Byline Bancorp, Inc. (Banks)	349,985
18,519	Cadre Holdings, Inc. (Aerospace & Defense)	740,945
10,044	Capital One Financial Corp. (Consumer Finance)	2,198,933
11,224	Cargurus, Inc.* (Interactive Media & Services)	363,658
19,201	CarMax, Inc.* (Specialty Retail)	855,213
92,934	Carnival Corp.* (Hotels, Restaurants & Leisure)	2,789,879
13,722	Carrier Global Corp. (Building Products)	817,557
13,025	Catalyst Pharmaceuticals, Inc.* (Biotechnology)	316,508
15,962	Cathay General Bancorp (Banks)	816,935
544	Cavco Industries, Inc.* (Household Durables)	267,659
13,129	CBIZ, Inc.* (Professional Services)	516,626
25,233	Central Garden & Pet Co. Class A* (Household Products)	773,896
12,715	Champion Homes, Inc.* (Household Durables)	996,602
22,310	Charles Schwab Corp. (Capital Markets)	2,318,455
27,066	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	1,052,055

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
5,209	Chord Energy Corp. (Oil, Gas & Consumable Fuels)	$ 522,150
3,728	Ciena Corp.* (Communications Equipment)	938,748
2,653	Cigna Group (Health Care Providers & Services)	727,214
1,731	Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	225,619
9,290	Cohen & Steers, Inc. (Capital Markets)	596,975
38,052	Colgate-Palmolive Co. (Household Products)	3,435,715
10,561	Columbia Banking System, Inc. (Banks)	310,916
4,174	Commercial Metals Co. (Metals & Mining)	320,855
4,906	Commvault Systems, Inc.* (Software)	420,444
4,972	Concentrix Corp. (Professional Services)	185,704
6,508	ConnectOne Bancorp, Inc. (Banks)	173,243
22,090	ConocoPhillips (Oil, Gas & Consumable Fuels)	2,302,441
13,721	Cooper Cos., Inc.* (Health Care Equipment & Supplies)	1,116,615
9,300	Cousins Properties, Inc. (Office REITs)	234,732
3,270	Credo Technology Group Holding Ltd.* (Semiconductors & Semiconductor Equipment)	409,666
12,669	Crinetics Pharmaceuticals, Inc.* (Pharmaceuticals)	632,690
3,206	CSW Industrials, Inc. (Building Products)	865,556
4,100	Cummins, Inc. (Machinery)	2,373,162
6,836	Cytokinetics, Inc.* (Biotechnology)	431,967
4,088	Danaher Corp. (Life Sciences Tools & Services)	894,822
8,790	Datadog, Inc. Class A* (Software)	1,136,723
2,798	Deere & Co. (Machinery)	1,477,344
11,184	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,833,617
10,409	DNOW, Inc.* (Trading Companies & Distributors)	158,113
5,399	DoorDash, Inc. Class A* (Hotels, Restaurants & Leisure)	1,104,743
14,671	DoubleVerify Holdings, Inc.* (Media)	158,740
3,822	Dover Corp. (Machinery)	770,095
7,337	Ducommun, Inc.* (Aerospace & Defense)	831,649
6,550	Eaton Corp. PLC (Electrical Equipment)	2,301,801
8,899	Element Solutions, Inc. (Chemicals)	258,961
7,466	Eli Lilly & Co. (Pharmaceuticals)	7,743,362

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
4,211	Employers Holdings, Inc. (Insurance)	$ 183,684
20,168	Enerpac Tool Group Corp. (Machinery)	813,980
3,506	EnerSys (Electrical Equipment)	631,746
16,357	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,931,271
19,136	EQT Corp. (Oil, Gas & Consumable Fuels)	1,104,721
19,565	Equitable Holdings, Inc. (Financial Services)	907,816
7,665	Essent Group Ltd. (Financial Services)	482,282
6,372	Essential Properties Realty Trust, Inc. (Diversified REITs)	193,454
2,567	Euronet Worldwide, Inc.* (Financial Services)	186,005
85,313	Experian PLC (Professional Services)	3,231,207
11,536	Extra Space Storage, Inc. (Specialized REITs)	1,591,622
24,115	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,409,861
9,566	FB Financial Corp. (Banks)	550,332
2,314	Federal Agricultural Mortgage Corp. Class C (Financial Services)	391,760
3,238	FedEx Corp. (Air Freight & Logistics)	1,043,445
12,258	Ferguson Enterprises, Inc. (Trading Companies & Distributors)	3,094,655
22,862	First Advantage Corp.* (Professional Services)	308,637
6,862	First American Financial Corp. (Insurance)	433,541
5,558	First Bancorp/Southern Pines NC (Banks)	321,975
4,310	First Industrial Realty Trust, Inc. (Industrial REITs)	250,109
3,474	First Mid Bancshares, Inc. (Banks)	146,255
51,850	First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	829,081
5,261	FirstCash Holdings, Inc. (Consumer Finance)	897,000
10,277	Frontdoor, Inc.* (Diversified Consumer Services)	607,473
800	FTI Consulting, Inc.* (Professional Services)	139,736
23,100	Gates Industrial Corp. PLC* (Machinery)	531,762
36,332	General Mills, Inc. (Food Products)	1,680,718
9,440	General Motors Co. (Automobiles)	792,960
3,987	Gibraltar Industries, Inc.* (Building Products)	204,374
11,001	Glacier Bancorp, Inc. (Banks)	557,531

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
12,386	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	$ 1,123,162
7,600	Grand Canyon Education, Inc.* (Diversified Consumer Services)	1,321,184
5,125	Granite Construction, Inc. (Construction & Engineering)	618,792
2,348	Green Brick Partners, Inc.* (Household Durables)	162,928
4,688	Griffon Corp. (Building Products)	381,838
1,152	Group 1 Automotive, Inc. (Specialty Retail)	408,108
12,350	Guardian Pharmacy Services, Inc. Class A* (Health Care Providers & Services)	372,970
2,916	Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	595,360
3,644	Haemonetics Corp.* (Health Care Equipment & Supplies)	242,909
14,993	Halozyme Therapeutics, Inc.* (Biotechnology)	1,075,148
6,560	Hancock Whitney Corp. (Banks)	451,328
8,151	Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	297,675
7,839	HealthEquity, Inc.* (Health Care Providers & Services)	671,567
6,176	Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	49,037
19,005	Heritage Commerce Corp. (Banks)	241,934
7,684	Heritage Financial Corp. (Banks)	198,324
61,789	Hillman Solutions Corp.* (Machinery)	578,963
5,731	HNI Corp. (Commercial Services & Supplies)	273,884
11,520	Home BancShares, Inc. (Banks)	332,928
15,243	Horace Mann Educators Corp. (Insurance)	683,039
5,603	Houlihan Lokey, Inc. (Capital Markets)	943,097
9,820	Howmet Aerospace, Inc. (Aerospace & Defense)	2,043,346
8,484	HubSpot, Inc.* (Software)	2,375,520
2,656	Huron Consulting Group, Inc.* (Professional Services)	448,864
3,064	ICON PLC* (Life Sciences Tools & Services)	552,286
5,432	IDACORP, Inc. (Electric Utilities)	721,315
15,855	Illumina, Inc.* (Life Sciences Tools & Services)	2,295,963
36,597	Independence Realty Trust, Inc. (Residential REITs)	611,170
7,764	Independent Bank Corp. (Banks)	627,176
10,053	Ingersoll Rand, Inc. (Machinery)	865,463
2,664	Ingredion, Inc. (Food Products)	314,618

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,475	Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	$ 123,930
469	Installed Building Products, Inc. (Household Durables)	135,138
20,526	Intapp, Inc.* (Software)	696,858
11,770	Intercontinental Exchange, Inc. (Capital Markets)	2,045,391
1,174	InterDigital, Inc. (Software)	383,241
28,565	International Paper Co. (Containers & Packaging)	1,151,741
6,029	Intuit, Inc. (Software)	3,007,989
6,096	Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	3,073,725
6,155	ITT, Inc. (Machinery)	1,122,056
31,055	Janus International Group, Inc.* (Building Products)	213,037
40,625	JBS NV BDR* (Food Products)	635,534
9,265	JPMorgan Chase & Co. (Banks)	2,834,071
7,132	KBR, Inc. (Professional Services)	305,321
36,262	KeyCorp (Banks)	780,358
12,368	Kimberly-Clark Corp. (Household Products)	1,236,676
3,369	Korn Ferry (Professional Services)	234,044
3,190	L3Harris Technologies, Inc. (Aerospace & Defense)	1,093,691
4,573	Labcorp Holdings, Inc. (Health Care Providers & Services)	1,241,661
1,355	Landstar System, Inc. (Ground Transportation)	202,383
15,949	Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,284,213
21,473	Laureate Education, Inc.* (Diversified Consumer Services)	736,524
9,705	La-Z-Boy, Inc. (Household Durables)	353,359
1,652	LCI Industries (Automobile Components)	242,332
2,059	Lear Corp. (Automobile Components)	241,088
27,812	Legalzoom.com, Inc.* (Professional Services)	247,249
13,737	Legence Corp. Class A* (Construction & Engineering)	644,403
3,159	Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	606,844
583	Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	188,752
10,907	LiveRamp Holdings, Inc.* (Software)	265,585
7,104	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,556,202

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
34,463	Magnite, Inc.* (Media)	$ 498,680
27,547	Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)	702,724
1,774	Martin Marietta Materials, Inc. (Construction Materials)	1,156,559
19,804	Masterbrand, Inc.* (Building Products)	240,024
8,662	Mastercard, Inc. Class A (Financial Services)	4,666,999
15,643	Matador Resources Co. (Oil, Gas & Consumable Fuels)	707,689
2,606	Matson, Inc. (Marine Transportation)	417,742
4,011	Maximus, Inc. (Professional Services)	378,799
24,425	Medtronic PLC (Health Care Equipment & Supplies)	2,514,798
10,813	Meta Platforms, Inc. Class A (Interactive Media & Services)	7,747,514
19,032	MetLife, Inc. (Insurance)	1,501,244
37,344	Microsoft Corp. (Software)	16,068,750
8,430	Minerals Technologies, Inc. (Chemicals)	554,357
913	Modine Manufacturing Co.* (Building Products)	168,595
5,424	Monday.com Ltd.* (Software)	622,404
2,984	MongoDB, Inc.* (IT Services)	1,108,049
2,807	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	3,155,489
784	Murphy USA, Inc. (Specialty Retail)	331,248
6,830	Natera, Inc.* (Biotechnology)	1,578,686
8,895	National Health Investors, Inc. (Health Care REITs)	730,457
18,036	NCR Voyix Corp.* (Software)	178,917
38,638	NeoGenomics, Inc.* (Health Care Providers & Services)	465,974
22,562	Nestle SA (Food Products)	2,153,013
18,832	Netflix, Inc.* (Entertainment)	1,572,284
2,938	Nicolet Bankshares, Inc. (Banks)	428,889
3,395	Northeast Bank (Banks)	391,206
14,278	Northwestern Energy Group, Inc. (Multi-Utilities)	968,905
7,604	Novanta, Inc.* (Electronic Equipment, Instruments & Components)	1,023,042
16,806	Nucor Corp. (Metals & Mining)	2,986,762
123,923	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	23,685,403
124	NVR, Inc.* (Household Durables)	946,831
5,753	Oceaneering International, Inc.* (Energy Equipment & Services)	173,165
29,496	OceanFirst Financial Corp. (Banks)	553,050

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
4,003	OGE Energy Corp. (Electric Utilities)	$ 174,851
17,212	Old Second Bancorp, Inc. (Banks)	341,486
5,040	Omnicell, Inc.* (Health Care Equipment & Supplies)	244,440
10,276	Option Care Health, Inc.* (Health Care Providers & Services)	349,384
990	OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	247,639
6,432	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	237,019
7,032	PAR Technology Corp.* (Software)	184,309
8,283	Patrick Industries, Inc. (Automobile Components)	1,045,066
9,575	Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	204,714
2,992	PennyMac Financial Services, Inc. (Financial Services)	298,961
17,219	PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts (REITs))	203,701
27,851	Perella Weinberg Partners (Capital Markets)	621,356
45,905	Pfizer, Inc. (Pharmaceuticals)	1,213,728
21,835	Philip Morris International, Inc. (Tobacco)	3,918,072
8,769	Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	303,144
28,095	Phreesia, Inc.* (Health Care Technology)	377,316
10,060	PNC Financial Services Group, Inc. (Banks)	2,246,398
3,590	Preferred Bank (Banks)	307,914
1,603	PriceSmart, Inc. (Consumer Staples Distribution & Retail)	227,963
11,441	Primoris Services Corp. (Construction & Engineering)	1,696,128
20,998	Qiagen NV (Life Sciences Tools & Services)	1,113,286
2,007	Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	156,767
6,907	Range Resources Corp. (Oil, Gas & Consumable Fuels)	261,430
2,607	RBC Bearings, Inc.* (Machinery)	1,302,640
1,987	Red River Bancshares, Inc. (Banks)	165,040
31,548	Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	172,883
6,142	Regal Rexnord Corp. (Electrical Equipment)	991,933
10,236	Revolve Group, Inc.* (Specialty Retail)	283,025
16,096	ROBLOX Corp. Class A* (Entertainment)	1,058,473

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
18,547	Roche Holding AG (Pharmaceuticals)	$ 8,434,055
25,092	Rocket Cos., Inc. Class A (Financial Services)	449,900
8,327	Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	788,567
6,385	Salesforce, Inc. (Software)	1,355,472
5,500	Samsara, Inc. Class A* (Software)	154,275
8,770	SBA Communications Corp. (Specialized REITs)	1,614,645
28,285	Seacoast Banking Corp. of Florida (Banks)	945,850
8,062	Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	3,286,797
10,795	Semtech Corp.* (Semiconductors & Semiconductor Equipment)	860,901
11,216	Sensata Technologies Holding PLC (Electrical Equipment)	387,961
24,032	ServiceNow, Inc.* (Software)	2,811,984
4,130	Shake Shack, Inc. Class A* (Hotels, Restaurants & Leisure)	365,794
12,903	Skyward Specialty Insurance Group, Inc.* (Insurance)	575,732
53,869	Smurfit WestRock PLC (Containers & Packaging)	2,242,566
16,164	Solaris Energy Infrastructure, Inc. (Energy Equipment & Services)	892,091
9,711	Solventum Corp.* (Health Care Equipment & Supplies)	747,456
4,452	Spotify Technology SA* (Entertainment)	2,227,558
6,579	SPX Technologies, Inc.* (Machinery)	1,371,129
8,870	SS&C Technologies Holdings, Inc. (Professional Services)	726,364
26,033	STAG Industrial, Inc. (Industrial REITs)	976,498
43,954	Stagwell, Inc.* (Media)	264,164
26,906	StandardAero, Inc.* (Aerospace & Defense)	831,126
13,148	Starbucks Corp. (Hotels, Restaurants & Leisure)	1,208,959
4,205	Sterling Infrastructure, Inc.* (Construction & Engineering)	1,505,012
5,433	Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	238,400
7,974	Stifel Financial Corp. (Capital Markets)	983,194
5,409	StoneX Group, Inc.* (Capital Markets)	607,214
5,420	Stryker Corp. (Health Care Equipment & Supplies)	2,003,015
22,192	Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,068,767

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
4,415	Synopsys, Inc.* (Software)	$ 2,053,483
25,417	Sysco Corp. (Consumer Staples Distribution & Retail)	2,131,215
25,535	Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	507,891
4,724	Taylor Morrison Home Corp.* (Household Durables)	287,928
5,807	Texas Capital Bancshares, Inc.* (Banks)	587,494
12,455	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,684,675
3,973	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	714,584
1,869	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,081,422
22,259	Thermon Group Holdings, Inc.* (Electrical Equipment)	1,007,220
5,086	Tidewater, Inc.* (Energy Equipment & Services)	317,824
1,800	T-Mobile U.S., Inc. (Wireless Telecommunication Services)	354,978
13,345	Tradeweb Markets, Inc. Class A (Capital Markets)	1,375,469
18,394	Tri Pointe Homes, Inc.* (Household Durables)	613,440
8,181	U.S. Physical Therapy, Inc. (Health Care Providers & Services)	686,140
5,415	UFP Industries, Inc. (Building Products)	559,261
15,696	Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	377,803
6,873	UMB Financial Corp. (Banks)	873,833
7,286	Union Pacific Corp. (Ground Transportation)	1,712,939
3,440	United Rentals, Inc. (Trading Companies & Distributors)	2,690,286
6,691	UnitedHealth Group, Inc. (Health Care Providers & Services)	1,919,849
20,870	Upwork, Inc.* (Professional Services)	418,026
39,777	Utz Brands, Inc. (Food Products)	419,250
6,959	Valvoline, Inc.* (Specialty Retail)	227,698
20,243	Veracyte, Inc.* (Biotechnology)	770,853
51,196	Viavi Solutions, Inc.* (Communications Equipment)	1,252,254
5,433	Viper Energy, Inc. Class A (Oil, Gas & Consumable Fuels)	230,033
14,943	Visa, Inc. Class A (Financial Services)	4,809,106
2,008	Visteon Corp. (Automobile Components)	182,447
14,131	Vita Coco Co., Inc.* (Beverages)	753,889

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
5,631	Vontier Corp. (Electronic Equipment, Instruments & Components)	$ 211,163
7,760	Voya Financial, Inc. (Financial Services)	594,882
30,611	Walt Disney Co. (Entertainment)	3,452,921
7,559	Waste Connections, Inc. (Commercial Services & Supplies)	1,266,888
11,023	Waste Management, Inc. (Commercial Services & Supplies)	2,449,752
1,913	WEX, Inc.* (Financial Services)	294,411
2,989	Wintrust Financial Corp. (Banks)	440,848
14,403	World Kinect Corp. (Oil, Gas & Consumable Fuels)	387,585
3,160	Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	230,016
13,409	Zoetis, Inc. (Pharmaceuticals)	1,673,711

		414,920,780

Uruguay* – 0.2%
1,949	MercadoLibre, Inc. (Broadline Retail)	4,186,043

TOTAL COMMON STOCKS (Cost $739,288,729)		$1,049,259,524

Shares	Dividend Rate	Value

Preferred Stocks – 0.2%
Brazil – 0.2%
Axia Energia (Electric Utilities)
10,300	7.132%	$ 113,143
Axia Energia (Electric Utilities)
2,707	0.000	27,159
Banco Bradesco SA (Banks)
293,300	6.739	1,187,634
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household Durables)
6,800	0.000	36,373
Itau Unibanco Holding SA (Banks)
23,700	9.784	204,902
Itausa SA (Banks)
509,071	12.596	1,321,345
Petroleo Brasileiro SA - Petrobras (Oil, Gas & Consumable Fuels)
197,100	7.682	1,414,184

		4,304,740

India(b) – 0.0%
TVS Motor Co. Ltd. (Automobiles)
50,336	6.000	5,472

TOTAL PREFERRED STOCKS (Cost $3,273,747)		$ 4,310,212

Shares	Description	Value

Exchange Traded Funds – 36.0%
31,000	iShares Core MSCI Emerging Markets ETF	$ 2,249,360
25,155	iShares MSCI Saudi Arabia ETF	1,002,678
5,592,772	State Street SPDR Portfolio S&P 500 ETF	455,251,641
781,998	Vanguard Russell 1000 Value	75,447,167
219,412	Vanguard S&P 500 ETF	139,594,303

TOTAL EXCHANGE TRADED FUNDS (Cost $602,092,579)		$ 673,545,149

Shares	Dividend Rate	Value

Investment Companies(c) – 6.7%
Goldman Sachs Financial Square Government Fund — Class R6
61,660,274	3.590%	$ 61,660,274
Goldman Sachs Financial Square Government Fund — Institutional Shares
62,482,810	3.590	62,482,810

TOTAL INVESTMENT COMPANIES – 6.7% (Cost $124,143,084)		$ 124,143,084

TOTAL INVESTMENTS – 99.0% (Cost $1,468,798,139)		$1,851,257,969

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		18,598,036

NET ASSETS – 100.0%		$1,869,856,005

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF JANUARY 31, 2026
Sector	% of Total Market Value
Exchange Traded Funds	36.4%
Information Technology	13.3
Financials	10.8
Industrials	9.2
Investment Companies	6.7
Consumer Discretionary	5.6
Health Care	5.6
Communication Services	3.7
Consumer Staples	2.8
Materials	2.5
Energy	1.8
Real Estate	0.9
Utilities	0.7
100.0%

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	AUD	14,950,000	USD	10,405,819	02/03/26	$4,549
	ILS	2,720,000	USD	875,197	02/03/26	2,340
	NOK	9,100,000	USD	941,527	02/03/26	3,374
	NZD	450,000	USD	270,040	02/03/26	946
	USD	14,829,927	CHF	11,340,000	03/03/26	111,080
	USD	3,543,749	DKK	22,110,000	03/03/26	27,981
	USD	52,857,886	EUR	44,160,000	03/03/26	435,039
	USD	21,567,823	GBP	15,670,000	03/03/26	126,525
	USD	2,614,608	HKD	20,310,000	02/03/26	14,291
	USD	2,606,373	HKD	20,310,000	03/03/26	3,693
	USD	29,319,894	JPY	4,468,000,000	03/03/26	372,448
	USD	4,803,316	SEK	42,450,000	03/03/26	30,076
	USD	1,926,890	SGD	2,430,000	03/03/26	12,466
JPMorgan Securities, Inc.	AUD	6,960,000	USD	4,844,448	02/03/26	2,118
	ILS	1,400,000	USD	450,469	02/03/26	1,205
	NOK	3,950,000	USD	408,685	02/03/26	1,465
	NZD	210,000	USD	126,019	02/03/26	441
	USD	6,669,544	CHF	5,100,000	03/03/26	49,957
	USD	1,344,733	DKK	8,390,000	03/03/26	10,618
	USD	24,489,863	EUR	20,460,000	03/03/26	201,560
	USD	10,047,550	GBP	7,300,000	03/03/26	58,943
	USD	1,260,316	HKD	9,790,000	02/03/26	6,889
	USD	1,256,346	HKD	9,790,000	03/03/26	1,780
	USD	15,007,743	JPY	2,287,000,000	03/03/26	190,642
	USD	2,231,930	SEK	19,725,000	03/03/26	13,975
	USD	935,691	SGD	1,180,000	03/03/26	6,054
Northern Trust Co.	USD	83,935	ZAR	1,326,020	02/03/26	1,873

TOTAL						$1,692,328

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA	CHF	11,340,000	USD	14,785,300	02/03/26	$(109,895)
	DKK	22,110,000	USD	3,537,912	02/03/26	(27,758)
	EUR	44,160,000	USD	52,787,760	02/03/26	(432,934)
	GBP	15,670,000	USD	21,568,415	02/03/26	(126,510)
	HKD	20,310,000	USD	2,604,161	02/03/26	(3,844)
	JPY	4,468,000,000	USD	29,249,816	02/03/26	(369,533)
	SEK	42,450,000	USD	4,796,399	02/03/26	(29,811)
	SGD	2,430,000	USD	1,923,092	02/03/26	(12,332)
	USD	10,049,548	AUD	14,950,000	02/03/26	(360,819)
	USD	10,405,423	AUD	14,950,000	03/03/26	(4,394)
	USD	14,414,753	CHF	11,340,000	02/03/26	(260,652)
	USD	3,496,770	DKK	22,110,000	02/03/26	(13,384)
	USD	52,150,390	EUR	44,160,000	02/03/26	(204,436)
	USD	21,188,466	GBP	15,670,000	02/03/26	(253,440)
	USD	851,840	ILS	2,720,000	02/03/26	(25,698)
	USD	875,337	ILS	2,720,000	03/04/26	(2,391)
	USD	28,666,734	JPY	4,468,000,000	02/03/26	(213,549)
	USD	910,978	NOK	9,100,000	02/03/26	(33,924)
	USD	941,417	NOK	9,100,000	03/03/26	(3,369)
	USD	261,235	NZD	450,000	02/03/26	(9,750)
	USD	270,333	NZD	450,000	03/03/26	(929)
	USD	4,646,524	SEK	42,450,000	02/03/26	(120,065)
	USD	1,898,138	SGD	2,430,000	02/03/26	(12,621)
Brown Brothers Harriman & Co.	ZAR	2,459,278	USD	154,738	02/02/26	(2,532)
	ZAR	2,294,296	USD	142,231	02/04/26	(259)
JPMorgan Securities, Inc.	CHF	5,100,000	USD	6,649,474	02/03/26	(49,424)
	DKK	8,390,000	USD	1,342,519	02/03/26	(10,533)
	EUR	20,460,000	USD	24,457,373	02/03/26	(200,585)
	GBP	7,300,000	USD	10,047,826	02/03/26	(58,935)
	HKD	9,790,000	USD	1,255,280	02/03/26	(1,853)
	JPY	2,287,000,000	USD	14,971,873	02/03/26	(189,150)
	SEK	19,725,000	USD	2,228,716	02/03/26	(13,852)
	SGD	1,180,000	USD	933,847	02/03/26	(5,989)
	USD	4,678,586	AUD	6,960,000	02/03/26	(167,980)
	USD	4,844,264	AUD	6,960,000	03/03/26	(2,045)
	USD	6,482,826	CHF	5,100,000	02/03/26	(117,224)
	USD	1,326,906	DKK	8,390,000	02/03/26	(5,079)
	USD	24,162,069	EUR	20,460,000	02/03/26	(94,718)
	USD	9,870,823	GBP	7,300,000	02/03/26	(118,067)
	USD	438,447	ILS	1,400,000	02/03/26	(13,227)
	USD	450,541	ILS	1,400,000	03/04/26	(1,231)
	USD	14,673,415	JPY	2,287,000,000	02/03/26	(109,307)
	USD	395,424	NOK	3,950,000	02/03/26	(14,725)
	USD	408,637	NOK	3,950,000	03/03/26	(1,462)
	USD	121,910	NZD	210,000	02/03/26	(4,550)
	USD	126,155	NZD	210,000	03/03/26	(434)
	USD	2,159,074	SEK	19,725,000	02/03/26	(55,790)
	USD	921,730	SGD	1,180,000	02/03/26	(6,129)

TOTAL						$(3,877,118)

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At January 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	288	03/20/26	$100,306,800	$(13,876)
S&P Toronto Stock Exchange 60 Index	194	03/19/26	52,792,392	(8,639)

TOTAL FUTURES CONTRACTS				$(22,515)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
MSCI	— Morgan Stanley Capital International
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

January 31, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – 55.5%
Advertising(a)(b) – 0.3%
CMG Media Corp.
	$3,321,025	8.875%	06/18/29	$ 2,876,373
Neptune Bidco U.S., Inc.
	1,758,000	9.290	04/15/29	1,805,343
	1,136,000	9.500	02/15/33	1,157,027
Summer BC Holdco B SARL
EUR	300,000	5.875	02/15/30	331,449

				6,170,192

Aerospace & Defense(a)(b) – 0.4%
Bombardier, Inc.
	$725,000	7.250	07/01/31	769,776
	340,000	7.000	06/01/32	357,051
	1,295,000	6.750	06/15/33	1,361,175
Goat Holdco LLC
	1,498,000	6.750	02/01/32	1,539,809
Rolls-Royce PLC
GBP	620,000	5.750	10/15/27	867,109
TransDigm, Inc.
	$2,150,000	7.125	12/01/31	2,252,534

				7,147,454

Agriculture(a) – 0.1%
MHP Lux SA(b)
	280,000	10.500	07/28/29	288,400
Roquette Freres SA(c) (5 yr. EURIBOR ICE Swap + 3.252%)
EUR	800,000	5.494	11/25/29	982,532

				1,270,932

Airlines – 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
	$208,333	5.500	04/20/26	208,613
Avianca Midco 2 PLC(a)
	261,302	9.000	12/01/28	266,162
Gol Finance, Inc.(a)
	250,000	14.375	06/06/30	258,235
JetBlue Airways Corp./JetBlue Loyalty LP(a)(b)
	1,676,000	9.875	09/20/31	1,683,743
Latam Airlines Group SA(a)
	750,000	7.625	01/07/31	788,250
United Airlines, Inc.(a)(b)
	1,250,000	4.375	04/15/26	1,249,088
	730,000	4.625	04/15/29	729,285
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b)
	771,000	9.500	06/01/28	795,340
	2,695,000	6.375	02/01/30	2,543,891

				8,522,607

Apparel(a)(b) – 0.3%
Under Armour, Inc.
	2,525,000	7.250	07/15/30	2,586,130
William Carter Co.
	1,446,000	7.375	02/15/31	1,495,410

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Apparel(a)(b) – (continued)
Wolverine World Wide, Inc.
	$1,064,000	4.000%	08/15/29	$ 993,244

				5,074,784

Automotive – 1.3%
American Axle & Manufacturing, Inc.(a)(b)
	1,750,000	6.375	10/15/32	1,786,050
	3,554,000	7.750	10/15/33	3,653,974
Clarios Global LP/Clarios U.S. Finance Co.(a)(b)
EUR	1,411,000	4.750	06/15/31	1,698,386
Dealer Tire LLC/DT Issuer LLC(a)(b)
	$1,416,000	8.000	02/01/28	1,410,534
Ford Motor Credit Co. LLC(c) (Secured Overnight Financing Rate + 2.030%)
	1,836,000	5.711	03/20/28	1,855,058
Forvia SE(a)(b)
EUR	425,000	5.625	06/15/30	527,385
	1,496,000	5.375	03/15/31	1,833,450
Gestamp Automocion SA(a)(b)
	193,000	4.375	10/15/30	232,387
Nissan Motor Co. Ltd.(a)(b)
	$105,000	7.500	07/17/30	110,244
	705,000	7.750	07/17/32	745,911
EUR	1,804,000	6.375	07/17/33	2,215,566
	$2,405,000	8.125	07/17/35	2,571,378
Qnity Electronics, Inc.(a)(b)
	628,000	5.750	08/15/32	639,448
	649,000	6.250	08/15/33	670,190
Tenneco, Inc.(a)(b)
	2,290,000	8.000	11/17/28	2,302,709
ZF North America Capital, Inc.(a)(b)
	4,023,000	7.500	03/24/31	4,123,173

				26,375,843

Banks – 2.7%
Akbank TAS(a)(c) (5 yr. CMT + 3.726%)
	490,000	7.875	09/04/35	500,133
Banca Transilvania SA(a)(c) (5 yr. EURIBOR ICE Swap + 4.783%)
EUR	1,446,000	7.125	11/27/30	1,768,163
Banco Bilbao Vizcaya Argentaria SA(a)(c) (5 yr. EURIBOR ICE Swap + 3.246%)
	2,000,000	5.625	11/11/32	2,394,406
Banco Davivienda SA(a)(c) (5 yr. CMT + 4.588%)
	$480,000	8.125	07/02/35	500,400
Banco de Sabadell SA(a)(c) (5 yr. EUR Swap + 6.830%)
EUR	1,200,000	9.375	07/18/28	1,599,212
Banco Mercantil del Norte SA(a)(c)
(10 yr. CMT + 5.034%)
	$515,000	6.625	01/24/32	507,018
(10 yr. CMT + 5.353%)
	485,000	7.625	01/10/28	497,586
(10 yr. CMT + 5.470%)
	485,000	7.500	06/27/29	499,974
(5 yr. CMT + 4.072%)
	1,652,000	8.375	05/20/31	1,743,686

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bancolombia SA(a)(c) (5 yr. CMT + 4.320%)
	$690,000	8.625%		12/24/34	$ 737,396
Bank Negara Indonesia Persero Tbk. PT(a)(c) (5 yr. CMT + 3.466%)
	520,000	4.300		03/24/27	509,184
Barclays PLC(a)(c)
(5 yr. GBP SONIA Linked ICE Swap + 4.881%)
GBP	3,202,000	8.500		06/15/30	4,742,928
(5 yr. GBP SONIA Linked ICE Swap + 5.639%)
	1,148,000	9.250		09/15/28	1,706,338
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico(a)(c)
(5 yr. CMT + 4.214%)
	$1,355,000	8.125	(b)	01/08/39	1,476,306
(5 yr. CMT + 4.661%)
	1,350,000	8.450		06/29/38	1,501,200
CaixaBank SA(a)(c) (-1X 5 yr. EUR Swap + 3.857%)
EUR	2,400,000	3.625		09/14/28	2,788,312
Citigroup, Inc.(a)(c) (5 yr. CMT + 3.001%)
	$2,080,000	6.625		02/15/31	2,116,234
Commerzbank AG(a)(c) (5 yr. EURIBOR ICE Swap + 5.129%)
EUR	1,600,000	7.875		10/09/31	2,164,809
Deutsche Bank AG(a)(c)
(5 yr. EURIBOR ICE Swap + 5.692%)
	1,600,000	6.750		10/30/28	1,996,186
(5 yr. EURIBOR ICE Swap + 6.940%)
	1,200,000	10.000		12/01/27	1,566,482
Eurobank SA(a)(c) (5 yr. EURIBOR ICE Swap + 3.790%)
	1,924,000	6.250		11/10/33	2,292,837
Freedom Mortgage Corp.(a)(b)
	$2,220,000	6.625		01/15/27	2,219,911
Intesa Sanpaolo SpA(a)(c)
(1 yr. CMT + 2.750%)
	1,760,000	4.950	(b)	06/01/42	1,544,699
(-1X 5 yr. EUR Swap + 6.086%)
EUR	1,020,000	5.875		09/01/31	1,281,830
Jscb Agrobank
	$450,000	9.250		10/02/29	492,890
Metro Bank Holdings PLC(a)(b)(c) (1 yr. U.K. Government Bond + 7.814%)
GBP	820,000	12.000		04/30/29	1,282,365
NBK Tier 1 Ltd.(a)(c) (6 yr. CMT + 2.403%)
	$975,000	6.375		01/10/31	993,895
OTP Bank Nyrt(a)(c) (5 yr. CMT + 2.861%)
	470,000	7.300		07/30/35	493,053
Riyad Sukuk Ltd.(a)(c) (5 yr. CMT + 2.250%)
	1,270,000	6.209		07/14/35	1,290,244
Scotiabank Peru SAA(a)(c) (1 yr. CMT + 2.309%)
	480,000	6.100		10/01/35	497,292
SNB Sukuk Ltd.(a)(c) (5 yr. CMT + 1.850%)
	1,035,000	5.938		07/18/36	1,051,653
Societe Generale SA(a)(c) (5 yr. EUR Swap + 5.228%)
EUR	2,300,000	7.875		01/18/29	2,975,843
Societe Generale SA(a)(c) (5 yr. EURIBOR ICE Swap + 3.779%)
	1,100,000	6.125		03/17/32	1,346,339

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Standard Chartered PLC(a)(c) (5 yr. CMT + 3.805%)
	$535,000	4.750%		01/14/31	$ 507,597
UBS Group AG(a)(b)(c) (5 yr. USD SOFR ICE Swap + 3.179%)
	2,450,000	7.125		08/10/34	2,507,379
UniCredit SpA(a)(c) (5 yr. EURIBOR ICE Swap + 3.299%)
EUR	1,146,000	5.625		12/03/32	1,379,126
UniCredit SpA(a)(b)(c) (5 yr. USD ICE Swap + 3.703%)
	$1,200,000	5.861		06/19/32	1,219,836

					54,692,742

Biotechnology(a) – 0.3%
Biocon Biologics Global PLC(b)
	2,266,000	6.670		10/09/29	2,295,458
Cidron Aida Finco SARL
EUR	2,060,000	7.000		10/27/31	2,494,734
GBP	1,220,000	9.125		10/27/31	1,719,469

					6,509,661

Building Materials(a)(b) – 1.0%
AmeriTex HoldCo Intermediate LLC
	$1,984,000	7.625		08/15/33	2,086,950
Builders FirstSource, Inc.
	1,607,000	6.375		03/01/34	1,663,631
CP Atlas Buyer, Inc.
	1,696,000	9.750		07/15/30	1,764,128
(PIK 5.750%, Cash 7.000%)
	1,356,234	12.750	(d)	01/15/31	1,249,078
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
	2,542,000	6.625		12/15/30	2,635,139
JH North America Holdings, Inc.
	1,310,000	6.125		07/31/32	1,337,458
Quikrete Holdings, Inc.
	1,270,000	6.375		03/01/32	1,317,206
	725,000	6.750		03/01/33	752,506
Smyrna Ready Mix Concrete LLC
	1,175,000	8.875		11/15/31	1,253,713
Standard Building Solutions, Inc.
	800,000	6.500		08/15/32	825,096
Standard Industries, Inc.
	1,730,000	4.375		07/15/30	1,670,695
Wilsonart LLC
	3,081,000	11.000		08/15/32	2,808,609

					19,364,209

Chemicals(a) – 1.6%
ASP Unifrax Holdings, Inc.(b)(d) (PIK 1.250%, Cash 5.850%)
	2,478,806	7.100		09/30/29	179,714
Avient Corp.(b)
	1,619,000	6.250		11/01/31	1,664,170
Axalta Coating Systems Dutch Holding B BV(b)
	2,595,000	7.250		02/15/31	2,732,276
Axalta Coating Systems LLC(b)
	5,000	3.375		02/15/29	4,812

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(a) – (continued)
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding BBV(b)
	$2,456,000	4.750%	06/15/27	$ 2,450,179
Celanese U.S. Holdings LLC
	1,324,000	6.750	04/15/33	1,340,934
	1,480,000	7.375	02/15/34	1,506,625
Cerdia Finanz GmbH(b)
	3,280,000	9.375	10/03/31	3,366,690
Chemours Co.(b)
	817,000	5.750	11/15/28	810,766
	540,000	4.625	11/15/29	503,750
Cornerstone Chemical Co. LLC(b)(d)(e)
	2,946,179	10.000	05/07/29	2,946,179
FMC Corp.(c) (5 yr. CMT + 4.366%)
	1,316,000	8.450	11/01/55	1,060,301
INEOS Finance PLC(b)
EUR	270,000	5.625	08/15/30	259,985
Innophos Holdings, Inc.(b)
	$1,121,500	11.500	06/15/29	1,107,515
Itelyum Regeneration SpA(b)
EUR	996,000	5.750	04/15/30	1,198,731
Rain Carbon, Inc.(b)
	$1,155,000	12.250	09/01/29	1,229,059
SCIH Salt Holdings, Inc.(b)
	2,687,000	4.875	05/01/28	2,676,601
	318,000	6.625	05/01/29	318,006
Solstice Advanced Materials, Inc.(b)
	985,000	5.625	09/30/33	990,270
Tronox, Inc.(b)
	3,236,000	4.625	03/15/29	2,485,280
	725,000	9.125	09/30/30	718,446
WR Grace Holdings LLC(b)
	668,000	4.875	06/15/27	668,000
	693,000	5.625	08/15/29	662,806
	666,000	6.625	08/15/32	662,763

				31,543,858

Commercial Services(a) – 2.1%
Aegis Lux 1a SARL(b)(d)
EUR	1,000,000	5.625	10/29/31	1,199,728
Albion Financing 1 SARL/Aggreko Holdings, Inc.(b)
	1,587,000	5.375	05/21/30	1,942,362
Allied Universal Holdco LLC(b)
	$1,200,000	7.875	02/15/31	1,260,876
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
	115,000	6.875	06/15/30	119,422
Amber Finco PLC(b)
EUR	1,235,000	6.625	07/15/29	1,531,554
Avis Budget Finance PLC
	1,500,000	7.250	07/31/30	1,822,759
Belron U.K. Finance PLC(b)
	2,370,000	4.625	10/15/29	2,892,883
Boels Topholding BV(b)
	1,228,000	5.750	05/15/30	1,500,820

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(a) – (continued)
Currenta Group Holdings SARL(b)
EUR	535,000	5.500%		05/15/30	$ 648,729
Garda World Security Corp.(b)
	$1,594,000	8.375		11/15/32	1,635,731
ION Platform Finance SARL(b)
EUR	300,000	7.875		05/01/29	346,690
	700,000	6.500		09/30/30	758,229
Kapla Holding SAS(b)
	1,500,000	5.000		04/30/31	1,803,166
Korn Ferry(b)
	$1,305,000	4.625		12/15/27	1,302,977
Loxam SAS(b)
EUR	1,255,000	4.250		02/15/31	1,495,513
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
	500,000	3.000	(b)	06/15/29	551,027
	256,000	3.000		06/15/29	282,126
Q-Park Holding I BV(b)
	735,000	4.250		09/01/30	881,469
	539,000	3.875		09/01/31	637,140
Raven Acquisition Holdings LLC(b)
	$1,620,000	6.875		11/15/31	1,624,066
Sabre Financial Borrower LLC(b)
	3,115,000	11.125		06/15/29	3,146,929
Service Corp. International
	1,745,000	5.750		10/15/32	1,774,839
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(b)
	2,465,000	6.750		08/15/32	2,514,645
EUR	1,756,000	5.500		05/15/33	2,120,002
StoneMor, Inc.(b)
	$975,000	8.500		05/15/29	955,412
Techem Verwaltungsgesellschaft 675 GmbH(b)
EUR	987,000	5.375		07/15/29	1,204,664
	745,000	4.625		07/15/32	888,728
United Rentals North America, Inc.
	$750,000	4.875		01/15/28	750,060
	595,000	4.000		07/15/30	575,270
Verisure Holding AB(b)
EUR	2,353,000	5.500		05/15/30	2,880,416
WEX, Inc.(b)
	$265,000	6.500		03/15/33	270,764
ZipRecruiter, Inc.(b)
	125,000	5.000		01/15/30	86,735

					41,405,731

Computers(a)(b) – 0.2%
Lutech SpA
EUR	500,000	5.000		05/15/27	591,786
McAfee Corp.
	$1,598,000	7.375		02/15/30	1,272,248
Science Applications International Corp.
	1,765,000	4.875		04/01/28	1,760,287

					3,624,321

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Cosmetics & Personal Care(a) – 0.2%
Opal Bidco SAS(b)
EUR	3,005,000	5.500%		03/31/32	$ 3,660,428
Perrigo Finance Unlimited Co.
	$700,000	6.125		09/30/32	688,443

					4,348,871

Distribution & Wholesale(a)(b) – 0.2%
American Builders & Contractors Supply Co., Inc.
	3,002,000	4.000		01/15/28	2,963,604

Diversified Financial Services – 2.8%
Arabian Centres Sukuk IV Ltd.(a)
	766,000	8.875		12/04/30	784,824
Bread Financial Holdings, Inc.(a)(b)(c) (5 yr. CMT + 4.300%)
	1,667,000	8.375		06/15/35	1,711,109
CI Financial Corp.(a)(b)
	2,050,000	7.500		05/30/29	2,184,808
Coinbase Global, Inc.(a)(b)
	2,095,000	3.375		10/01/28	2,000,411
CrossCountry Intermediate HoldCo LLC(a)(b)
	2,876,000	6.500		10/01/30	2,919,888
	1,785,000	6.750		12/01/32	1,799,155
Encore Capital Group, Inc.(a)(b)
	2,255,000	6.625		04/15/31	2,276,129
Finance of America Funding LLC(b)
	796,399	8.875		11/30/27	778,576
	775,000	10.000		11/30/29	853,855
Focus Financial Partners LLC(a)(b)
	3,130,000	6.750		09/15/31	3,204,838
Freedom Funding Center LLC(a)(b)(d) (PIK 13.000%, Cash 12.000%)
	550,000	12.000		10/01/37	590,199
Freedom Mortgage Holdings LLC(a)(b)
	1,452,000	9.250		02/01/29	1,519,852
	944,000	8.375		04/01/32	986,980
	2,907,000	7.875		04/01/33	2,965,431
Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)(b)
	4,163,000	5.000		08/15/28	4,035,571
	820,000	6.625		10/15/31	812,710
Jerrold Finco PLC(a)
GBP	1,780,000	7.500		06/15/31	2,499,405
	575,000	7.500	(b)	06/15/31	807,392
Kane Bidco Ltd.(a)(b)
	1,072,000	7.750		07/15/31	1,504,350
Midcap Financial Issuer Trust(a)(b)
	$3,143,000	6.500		05/01/28	3,147,935
	2,565,000	5.625		01/15/30	2,541,505
Muangthai Capital PCL
	480,000	7.550		07/21/30	497,568
Muthoot Finance Ltd.(b)
	280,000	5.750		08/04/30	279,549
Navient Corp.
	1,200,000	5.625		08/01/33	1,045,716
OneMain Finance Corp.(a)
	1,337,000	3.500		01/15/27	1,320,301
	1,805,000	3.875		09/15/28	1,755,344

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
OneMain Finance Corp.(a) – (continued)
$1,565,000	5.375%		11/15/29	$ 1,560,868
715,000	4.000		09/15/30	670,777
350,000	7.500		05/15/31	366,821
89,000	6.750		09/15/33	90,129
Osaic Holdings, Inc.(a)(b)
1,311,000	8.000		08/01/33	1,359,494
PennyMac Financial Services, Inc.(a)(b)
555,000	4.250		02/15/29	533,660
500,000	5.750		09/15/31	494,615
Planet Financial Group LLC(a)(b)
2,643,000	10.500		12/15/29	2,743,408
PRA Group, Inc.(a)(b)
3,216,000	8.875		01/31/30	3,237,097
Rocket Cos., Inc.(a)(b)
250,000	6.125		08/01/30	256,043
250,000	6.375		08/01/33	259,672

				56,395,985

Electrical – 2.5%
Adani Electricity Mumbai Ltd.
1,605,000	3.949		02/12/30	1,504,688
AES Corp.(a)(c) (5 yr. CMT + 3.201%)
612,000	7.600		01/15/55	620,458
Alpha Generation LLC(a)(b)
3,025,000	6.750		10/15/32	3,136,743
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy(a)
2,127,120	7.875	(b)	02/15/39	2,327,580
462,634	7.875		02/15/39	506,232
Calpine Corp.(a)(b)
1,000,000	5.125		03/15/28	999,570
Clearway Energy Operating LLC(a)(b)
1,345,000	3.750		02/15/31	1,259,176
Constellation Energy Generation LLC(a)(b)
1,080,000	4.625		02/01/29	1,080,248
Continuum Green Energy India Pvt/Co-Issuers(a)
235,187	7.500		06/26/33	245,418
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA(a)(b)
1,229,000	5.375		12/30/30	1,145,662
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU(a)(b)
1,229,000	8.499		06/30/32	1,277,226
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple(a)
945,935	7.250		01/31/41	983,876
Limak Yenilenebilir Enerji AS(a)
990,000	9.625		08/12/30	980,100
NRG Energy, Inc.(a)
1,000,000	5.750		01/15/28	1,000,560
5,015,000	3.625	(b)	02/15/31	4,691,432
485,000	6.250	(b)	11/01/34	497,401
750,000	6.000	(b)	01/15/36	757,538
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(a)(b)
2,000,000	4.500		08/15/28	1,980,260

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
PG&E Corp.(a)
	$1,300,000	5.250%		07/01/30	$ 1,291,862
(5 yr. CMT + 3.883%)
	2,408,000	7.375	(c)	03/15/55	2,483,900
Saavi Energia SARL(a)
	1,784,000	8.875	(b)	02/10/35	1,931,448
	695,000	8.875		02/10/35	752,442
SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/UBEPL(a)
	980,096	7.800		07/31/31	1,014,889
Threelands Energy Ltd. SARL(a)
	765,000	7.450		10/20/35	775,442
TXNM Energy, Inc.(a)(b)(c) (5 yr. CMT + 3.254%)
	1,795,000	7.000		07/31/56	1,813,776
Vistra Corp.(a)(b)(c) (5 yr. CMT + 5.740%)
	1,395,000	7.000		12/15/26	1,415,590
Vistra Operations Co. LLC(a)(b)
	2,750,000	5.000		07/31/27	2,751,788
	1,970,000	4.375		05/01/29	1,946,754
	29,000	4.300		07/15/29	28,854
	800,000	7.750		10/15/31	846,928
	1,355,000	6.875		04/15/32	1,424,268
VoltaGrid LLC(a)(b)
	2,920,000	7.375		11/01/30	2,959,040
XPLR Infrastructure Operating Partners LP(a)(b)
	1,741,000	8.375		01/15/31	1,828,398
	2,516,000	8.625		03/15/33	2,640,089

					50,899,636

Electronics(a)(b) – 0.1%
Coherent Corp.
	675,000	5.000		12/15/29	672,664
Sensata Technologies BV
	1,279,000	4.000		04/15/29	1,251,911

					1,924,575

Energy-Alternate Sources(a) – 0.4%
Cullinan Holdco SCSp(b)
EUR	890,497	8.500		10/15/29	923,902
FS Luxembourg SARL(b)
	$2,406,000	8.625		06/25/33	2,485,061
Greenko Wind Projects Mauritius Ltd.
	480,000	7.250		09/27/28	490,450
TerraForm Power Operating LLC(b)
	2,602,000	5.000		01/31/28	2,605,252
	1,250,000	4.750		01/15/30	1,213,013

					7,717,678

Engineering & Construction(a) – 0.1%
Artera Services LLC(b)
	953,000	8.500		02/15/31	774,436
Assemblin Caverion Group AB(b)
EUR	944,000	6.250		07/01/30	1,165,027
(3 mo. EUR EURIBOR + 3.500%)
	246,000	5.526	(c)	07/01/31	293,503

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction(a) – (continued)
IHS Holding Ltd.
	$495,000	6.250%		11/29/28	$ 492,525

					2,725,491

Entertainment(a) – 1.9%
888 Acquisitions Ltd.(b)
EUR	1,153,000	8.000		09/30/31	1,182,859
Allwyn Entertainment Financing U.K. PLC(b)
	1,978,000	4.125		02/15/31	2,287,428
Banijay Entertainment SAS(b)
	1,237,000	7.000		05/01/29	1,520,808
Boyne USA, Inc.(b)
	$2,601,000	4.750		05/15/29	2,567,421
Caesars Entertainment, Inc.(b)
	600,000	7.000		02/15/30	619,728
Churchill Downs, Inc.(b)
	247,000	4.750		01/15/28	246,173
Cirsa Finance International SARL(b)
EUR	1,266,000	6.500		03/15/29	1,557,347
	1,391,000	4.875		10/15/31	1,686,332
GENM Capital Labuan Ltd.
	$443,000	3.882		04/19/31	408,911
Jacobs Entertainment, Inc.(b)
	1,220,000	6.750		02/15/29	1,204,701
	150,000	6.750		02/15/29	147,704
LHMC Finco 2 SARL(b)(d) (PIK 9.375%, Cash 8.625%)
EUR	2,009,390	9.375		05/15/30	2,478,723
Light & Wonder International, Inc.(b)
	$2,587,000	6.250		10/01/33	2,622,830
Live Nation Entertainment, Inc.(b)
	2,000,000	4.750		10/15/27	1,999,520
Loarre Investments SARL(b)
EUR	800,000	6.500		05/15/29	973,817
Lottomatica Group SpA(b)
	1,035,000	4.875		01/31/31	1,262,108
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.(b)
	$2,178,000	8.000		08/01/30	2,091,991
Pinewood Finco PLC(b)
GBP	400,000	6.000		03/27/30	553,717
Resorts World Las Vegas LLC/RWLV Capital, Inc.
	$1,110,000	4.625	(b)	04/16/29	1,012,453
	1,100,000	4.625		04/16/29	1,003,332
	500,000	4.625	(b)	04/06/31	428,175
Six Flags Entertainment Corp.(b)
	2,427,000	7.250		05/15/31	2,396,104
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.
	232,000	5.375		04/15/27	232,000
Voyager Parent LLC(b)
	1,555,000	9.250		07/01/32	1,653,136
Warnermedia Holdings, Inc.
EUR	2,532,000	4.693		05/17/33	2,822,277
	$4,134,000	5.050		03/15/42	2,920,588
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
	350,000	7.125		02/15/31	377,185

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(a) – (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b) – (continued)
	$500,000	6.250%		03/15/33	$ 509,490

					38,766,858

Environmental(a)(b) – 0.4%
Ambipar Lux SARL(f)
	614,000	10.875		02/05/33	89,098
Clean Harbors, Inc.
	1,300,000	5.750		10/15/33	1,329,042
GFL Environmental, Inc.
	450,000	3.500		09/01/28	441,031
	700,000	4.375		08/15/29	685,986
Madison IAQ LLC
	3,382,000	4.125		06/30/28	3,340,638
Waste Pro USA, Inc.
	1,802,000	7.000		02/01/33	1,860,259

					7,746,054

Food & Drug Retailing – 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(b)
	2,784,000	3.500		03/15/29	2,673,030
	805,000	4.875		02/15/30	794,752
Bellis Acquisition Co. PLC(a)(b)
GBP	1,807,000	8.125		05/14/30	2,257,022
C&S Group Enterprises LLC(a)(b)
	$2,263,000	5.000		12/15/28	2,126,564
Chobani LLC/Chobani Finance Corp., Inc.(a)(b)
	1,751,000	4.625		11/15/28	1,743,296
Darling Global Finance BV(a)(b)
EUR	1,200,000	4.500		07/15/32	1,448,990
Flora Food Management BV(a)(b)
	1,338,000	6.875		07/02/29	1,571,644
Froneri Lux FinCo SARL(a)(b)
	1,554,000	4.750		08/01/32	1,856,272
Iceland Bondco PLC(a)(b)
GBP	439,000	4.375		05/15/28	589,677
(3 mo. EUR EURIBOR + 5.500%)
EUR	200,000	7.564	(c)	12/15/27	239,905
Lamb Weston Holdings, Inc.(a)(b)
	$2,000,000	4.125		01/31/30	1,933,240
New Albertsons LP
	1,050,000	8.700		05/01/30	1,173,070
	543,000	8.000		05/01/31	594,742
Nomad Foods Bondco PLC(a)(b)
EUR	1,074,000	2.500		06/24/28	1,246,204
Performance Food Group, Inc.(a)(b)
	$1,185,000	4.250		08/01/29	1,160,222
	1,605,000	6.125		09/15/32	1,650,438
Picard Groupe SAS(a)(b)
EUR	980,000	6.375		07/01/29	1,208,550
Post Holdings, Inc.(a)(b)
	$2,621,000	6.250		10/15/34	2,641,418
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(a)(b)
	580,000	4.625		03/01/29	559,045

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
Tyson Foods, Inc.(a)
	$724,000	5.100%		09/28/48	$ 669,345

					28,137,426

Forest Products & Paper(a)(b) – 0.3%
Ahlstrom Holding 3 OYJ
EUR	1,259,000	3.625		02/04/28	1,485,595
Domtar Corp.
	$3,349,000	6.750		10/01/28	2,790,923
WEPA Hygieneprodukte GmbH
EUR	783,000	5.625		01/15/31	970,015

					5,246,533

Gas(a) – 0.4%
AltaGas Ltd.(b)(c) (5 yr. CMT + 3.573%)
	$2,969,000	7.200		10/15/54	3,089,808
AmeriGas Partners LP/AmeriGas Finance Corp.(b)
	3,185,000	9.500		06/01/30	3,415,244
Northwest Natural Holding Co.(c) (5 yr. CMT + 2.701%)
	2,288,000	7.000		09/15/55	2,391,395

					8,896,447

Hand/Machine Tools(a)(b) – 0.1%
Dynamo Newco II GmbH
EUR	1,553,000	6.250		10/15/31	1,846,260
IMA Industria Macchine Automatiche SpA
	750,000	3.750		01/15/28	887,563

					2,733,823

Health Care Providers & Services – 0.2%
Kedrion SpA(a)(b)
	$1,985,000	6.500		09/01/29	1,961,140
Lantheus Holdings, Inc.
	1,750,000	2.625		12/15/27	2,000,250

					3,961,390

Healthcare Providers & Services – 2.8%
Akumin, Inc.(a)(b)
	15,000	8.000		08/01/28	14,617
(PIK 9.000%, Cash 8.000%)
	1,590,000	9.000	(d)	08/01/27	1,557,469
Avantor Funding, Inc.(a)(b)
EUR	753,000	3.875		07/15/28	891,774
CAB SELAS(a)(b)
	1,091,000	3.375		02/01/28	1,257,653
Centene Corp.(a)
	$2,330,000	4.625		12/15/29	2,271,191
Cerba Healthcare SACA(a)
EUR	2,719,000	3.500		05/31/28	2,486,937
Charles River Laboratories International, Inc.(a)(b)
	$850,000	4.000		03/15/31	805,732
CHS/Community Health Systems, Inc.(a)(b)
	1,108,000	6.875		04/15/29	1,018,341
	2,141,000	5.250		05/15/30	2,018,321
	2,401,000	10.875		01/15/32	2,586,837

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
CHS/Community Health Systems, Inc.(a)(b) – (continued)
	$1,623,000	9.750%		01/15/34	$ 1,692,140
DaVita, Inc.(a)(b)
	1,350,000	3.750		02/15/31	1,240,569
Embecta Corp.(a)(b)
	900,000	5.000		02/15/30	843,102
	400,000	6.750		02/15/30	388,480
Fortrea Holdings, Inc.(a)(b)
	1,311,000	7.500		07/01/30	1,333,562
Global Medical Response, Inc.(a)(b)
	650,000	7.375		10/01/32	671,853
HCA, Inc.(a)
	725,000	5.250		06/15/49	655,277
Integer Holdings Corp.(b)
	2,029,000	1.875		03/15/30	1,931,608
IQVIA, Inc.(a)(b)
EUR	1,024,000	2.250		03/15/29	1,180,685
LifePoint Health, Inc.(a)(b)
	$5,362,000	9.875		08/15/30	5,756,268
	1,599,000	8.375		02/15/32	1,737,169
	1,394,000	10.000		06/01/32	1,473,151
Medline Borrower LP(a)(b)
	840,000	3.875		04/01/29	822,276
	300,000	5.250		10/01/29	300,492
Mehilainen Yhtiot OYJ(a)(b)
EUR	2,640,000	5.125		06/30/32	3,177,170
Molina Healthcare, Inc.(a)(b)
	$2,393,000	4.375		06/15/28	2,354,281
	950,000	3.875		11/15/30	876,527
Radiology Partners, Inc.(a)(b)
	1,979,452	9.781	(d)	02/15/30	1,979,432
	4,030,000	8.500		07/15/32	4,242,864
RAY Financing LLC(a)(b)
EUR	600,000	6.500		07/15/31	729,929
Team Health Holdings, Inc.(a)(b) .
	$1,590,000	8.375		06/30/28	1,608,953
(PIK 4.500%, Cash 9.000%)
	3,450,681	13.500	(d)	06/30/28	3,646,162
Tenet Healthcare Corp.(a)
	1,800,000	6.750		05/15/31	1,870,416

					55,421,238

Home Builders(a)(b) – 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.
	1,690,000	6.875		08/01/33	1,705,125
Brookfield Residential Properties, Inc./Brookfield Residential U.S.
	LLC
	650,000	5.000		06/15/29	629,759
K Hovnanian Enterprises, Inc.
	1,537,000	8.000		04/01/31	1,574,964
	1,758,000	8.375		10/01/33	1,798,153

					5,708,001

Home Furnishings(a)(b) – 0.1%
Flos B&b Italia SpA
EUR	784,800	10.000		11/15/28	976,906

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Home Furnishings(a)(b) – (continued)
Versuni Group BV
EUR	655,000	3.125%		06/15/28	$ 765,596

					1,742,502

Household Products(a) – 0.0%
Central Garden & Pet Co.
	$650,000	4.125		10/15/30	624,325

Housewares(a)(b) – 0.1%
Newell Brands, Inc.
	1,676,000	8.500		06/01/28	1,758,325

Insurance – 2.1%
Acrisure LLC/Acrisure Finance, Inc.(a)(b)
	1,408,000	8.250		02/01/29	1,460,420
	245,000	8.500		06/15/29	256,432
	945,000	7.500		11/06/30	978,623
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b)
	1,159,000	4.250		10/15/27	1,144,559
	3,750,000	6.750		10/15/27	3,762,900
	2,323,000	7.000		01/15/31	2,408,440
	3,250,000	7.375		10/01/32	3,366,805
American National Group, Inc.(a)(c) (5 yr. CMT + 3.183%)
	2,411,000	7.000		12/01/55	2,434,411
AmWINS Group, Inc.(a)(b)
	1,020,000	4.875		06/30/29	1,005,965
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC(a)(b)
	2,552,000	7.875		11/01/29	2,589,642
Ardonagh Finco Ltd.(a)(b)
	2,370,000	7.750		02/15/31	2,449,608
Ardonagh Group Finance Ltd.(a)(b)
	2,209,000	8.875		02/15/32	2,277,346
Arthur J Gallagher & Co.(a)
	2,377,000	5.550		02/15/55	2,275,597
Asurion LLC & Asurion Co-Issuer, Inc.(a)(b)
	1,250,000	8.000		12/31/32	1,306,775
	2,300,000	8.375		02/01/34	2,326,059
Athora Holding Ltd.(a)
EUR	1,792,000	5.875		09/10/34	2,274,324
Genworth Holdings, Inc.
	$1,940,000	6.500		06/15/34	2,000,858
(3 mo. USD Term SOFR + 2.264%)
	1,000,000	6.116	(a)(c)	11/15/66	826,850
Hanwha Life Insurance Co. Ltd.(a)(c) (5 yr. CMT + 2.292%)
	475,000	6.300		06/24/55	494,000
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(a)(b)
	1,960,000	7.250		02/15/31	2,026,914
HUB International Ltd.(a)(b)
	600,000	7.250		06/15/30	626,820
Ryan Specialty LLC(a)(b)
	1,580,000	5.875		08/01/32	1,606,133

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
SBL Holdings, Inc.(a)(b)
	$1,852,000	7.200%		10/30/34	$ 1,783,180

					41,682,661

Internet – 1.3%
Cerved Group SpA(a)
EUR	484,000	6.000	(b)	02/15/29	508,937
	300,000	6.000		02/15/29	315,457
Engineering - Ingegneria Informatica - SpA(a)(b)
	900,000	8.625		02/15/30	1,114,842
Gen Digital, Inc.(a)(b)
	$1,297,000	6.250		04/01/33	1,303,770
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(a)(b)
	2,655,000	3.500		03/01/29	2,524,985
GrubHub Holdings, Inc.(a)(b)(d) (PIK 7.000%, Cash 6.000%)
	1,480,025	13.000		07/31/30	1,219,688
HSE Investment SARL(b)(c) (6 mo. EUR EURIBOR + 6.000%)
EUR	772,706	8.124		10/15/29	900,704
Prosus NV(a)
	$715,000	4.027		08/03/50	498,516
	620,000	4.987		01/19/52	495,151
Rakuten Group, Inc.(b)
	2,824,000	9.750		04/15/29	3,163,191
Snap, Inc.(a)(b)
	4,620,000	6.875		03/01/33	4,739,935
United Group BV(a)
EUR	3,232,000	5.250	(b)	02/01/30	3,842,543
(3 mo. EUR EURIBOR + 4.250%)
	1,808,000	6.314	(c)	02/15/31	2,141,162
United Group BV(a)(b)(c) (3 mo. EUR EURIBOR + 3.250%)
	1,954,000	5.276		01/31/33	2,313,857

					25,082,738

Investment Companies(a) – 0.2%
HA Sustainable Infrastructure Capital, Inc.(c) (5 yr. CMT + 4.301%)
	$1,659,000	8.000		06/01/56	1,736,260
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	925,000	5.250		05/15/27	914,621
	700,000	9.000		06/15/30	682,850

					3,333,731

Iron/Steel – 0.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(a)(b)
	735,000	8.750		07/15/26	639,575
CAP SA(a)
	605,000	3.900		04/27/31	499,500
Cleveland-Cliffs, Inc.(a)(b)
	750,000	7.000		03/15/32	769,890
	350,000	7.625		01/15/34	366,513
CSN Inova Ventures(a)
	200,000	6.750		01/28/28	191,480
CSN Resources SA(a)
	2,938,000	8.875		12/05/30	2,832,967
Mineral Resources Ltd.(a)(b)
	800,000	8.000		11/01/27	818,520

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel – (continued)
Samarco Mineracao SA(a)(d) (PIK 9.049%, Cash 9.000%)
	$4,976,372	9.500%		06/30/31	$ 5,000,756
Tacora Resources, Inc.(e)
	27,984	13.000		09/18/31	27,984
Vale Overseas Ltd.(a)(c) (5 yr. CMT + 2.431%)
	643,000	6.000		02/25/56	646,151

					11,793,336

Leisure Time(a)(b) – 0.6%
Carnival Corp.
	1,850,000	4.000		08/01/28	1,831,333
Carnival PLC
EUR	1,506,000	4.125		07/15/31	1,814,663
Deuce Finco PLC
GBP	1,215,000	7.000		11/20/31	1,690,111
Kingpin Intermediate Holdings LLC
	$1,583,000	7.250		10/15/32	1,516,181
NCL Corp. Ltd.
	1,000,000	6.250		09/15/33	1,005,690
Pinnacle Bidco PLC
GBP	350,000	10.000		10/11/28	504,780
Sabre GLBL, Inc.
	$462,000	10.750		11/15/29	376,724
	588,000	10.750		03/15/30	472,029
TUI Cruises GmbH
EUR	885,000	5.000		05/15/30	1,078,093
Viking Ocean Cruises Ship VII Ltd.
	$1,825,000	5.625		02/15/29	1,824,379

					12,113,983

Lodging(a) – 0.9%
Genting New York LLC/GENNY Capital, Inc.(b)
	1,450,000	7.250		10/01/29	1,497,023
Hilton Domestic Operating Co., Inc.(b)
	1,215,000	4.000		05/01/31	1,159,985
	350,000	5.750		09/15/33	356,696
Melco Resorts Finance Ltd.
	1,450,000	5.375	(b)	12/04/29	1,434,340
	2,908,000	7.625	(b)	04/17/32	3,044,312
	700,000	7.625		04/17/32	734,041
	250,000	6.500	(b)	09/24/33	249,348
MGM Resorts International
	235,000	6.500		04/15/32	240,579
Station Casinos LLC(b)
	1,988,000	4.625		12/01/31	1,907,864
	1,650,000	6.625		03/15/32	1,688,725
Studio City Finance Ltd.(b)
	1,800,000	5.000		01/15/29	1,742,130
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(b)
	1,905,000	5.250		05/15/27	1,915,516
Wynn Macau Ltd.(b)
	85,000	5.625		08/26/28	84,896
	1,090,000	5.125		12/15/29	1,080,844

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(a) – (continued)
Wynn Macau Ltd.(b) – (continued)
	$1,050,000	6.750%		02/15/34	$ 1,063,839

					18,200,138

Machinery - Construction & Mining(a)(b) – 0.1%
BWX Technologies, Inc.
	1,334,000	4.125		06/30/28	1,314,657

Machinery-Diversified(a)(b) – 0.2%
Chart Industries, Inc.
	250,000	7.500		01/01/30	260,470
	610,000	9.500		01/01/31	642,190
Columbus McKinnon Corp.
	2,115,000	7.125		02/01/33	2,125,913
King U.S. Bidco, Inc.(c) (3 mo. EUR EURIBOR + 3.250%)
EUR 1,450,000		5.240		12/01/32	1,726,491

					4,755,064

Media – 4.0%
Altice Financing SA(a)
	$625,000	9.625	(b)	07/15/27	483,106
EUR	1,649,000	3.000		01/15/28	1,403,511
	$2,030,000	5.000	(b)	01/15/28	1,478,226
	767,000	5.750	(b)	08/15/29	550,721
AMC Networks, Inc.(a)(b)
	1,797,000	10.250		01/15/29	1,873,768
Beasley Mezzanine Holdings LLC(a)(b)
	1,112,000	9.200		08/01/28	439,051
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b)
	995,000	5.000		02/01/28	989,030
	1,025,000	5.375		06/01/29	1,013,592
	1,661,000	6.375		09/01/29	1,677,610
	3,650,000	4.500		08/15/30	3,434,869
	900,000	4.250		02/01/31	824,670
	1,120,000	4.250		01/15/34	945,706
	4,600,000	7.375		02/01/36	4,611,132
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
	900,000	3.900		06/01/52	584,991
CSC Holdings LLC(a)(b)
	383,000	5.500		04/15/27	337,576
	3,024,000	11.750		01/31/29	2,207,278
	899,000	5.750		01/15/30	351,491
	94,000	4.125		12/01/30	57,133
Directv Financing LLC(a)(b)
	1,905,000	8.875		02/01/30	1,930,546
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(b)
	1,470,000	10.000		02/15/31	1,514,423
Discovery Communications LLC(a)
	3,811,000	5.000		09/20/37	2,946,094
DISH DBS Corp.(a)(b)
	5,696,000	5.250		12/01/26	5,530,303
	1,294,000	5.750		12/01/28	1,251,932
EW Scripps Co.(a)(b)
	1,867,000	9.875		08/15/30	1,859,215

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Fox Corp.(a)
	$660,000	5.476%	01/25/39	$ 657,802
	680,000	5.576	01/25/49	650,685
Gray Media, Inc.(a)(b)
	2,464,000	10.500	07/15/29	2,646,681
	2,409,000	4.750	10/15/30	1,858,303
	665,000	5.375	11/15/31	492,366
	305,000	9.625	07/15/32	314,351
	833,000	7.250	08/15/33	852,750
Grupo Televisa SAB
	887,000	6.625	01/15/40	794,309
McGraw-Hill Education, Inc.(a)(b)
	850,000	5.750	08/01/28	853,697
Nexstar Media, Inc.(a)(b)
	1,211,000	4.750	11/01/28	1,203,383
Paramount Global(a)(c) (3 mo. USD Term SOFR + 3.899%)
	1,397,000	6.250	02/28/57	1,270,795
(5 yr. CMT + 3.999%)
	3,674,000	6.375	03/30/62	3,453,340
Scripps Escrow II, Inc.(a)(b)
	3,302,000	3.875	01/15/29	3,051,741
Sinclair Television Group, Inc.(a)(b)
	2,367,000	5.500	03/01/30	2,069,255
	1,467,000	8.125	02/15/33	1,517,582
Sirius XM Radio LLC(a)(b)
	2,642,000	3.125	09/01/26	2,625,144
	800,000	4.125	07/01/30	756,320
Spanish Broadcasting System, Inc.(a)(b)
	1,225,000	9.750	03/01/26	806,160
Sunrise FinCo I BV(a)(b)
EUR	1,004,000	4.625	05/15/32	1,202,492
TEGNA, Inc.(a)
	$2,000,000	4.625	03/15/28	1,985,180
Telenet Finance Luxembourg Notes SARL(a)(b)
	1,000,000	5.500	03/01/28	997,450
Urban One, Inc.(a)(b)
	741,000	7.625	04/01/31	332,931
Virgin Media Finance PLC(a)(b)
	1,532,000	5.000	07/15/30	1,348,589
Virgin Media O2 Vendor Financing Notes VI DAC(a)(b)
	863,000	8.500	03/15/33	855,682
Virgin Media O2 Vendor Financing Notes VII DAC(a)(b)
EUR	854,000	7.500	07/15/33	1,007,359
Virgin Media Secured Finance PLC(a)(b)
	$872,000	4.500	08/15/30	806,487
Virgin Media Vendor Financing Notes III DAC(a)(b)
GBP	1,719,000	4.875	07/15/28	2,348,172
Virgin Media Vendor Financing Notes IV DAC(a)(b)
	$1,845,000	5.000	07/15/28	1,845,000
VZ Secured Financing BV(a)(b)
	1,679,000	7.500	01/15/33	1,685,380

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Ziggo BV(a)(b)
EUR	1,284,000	2.875%		01/15/30	$ 1,439,193

					80,024,553

Metal Fabricate & Hardware(a)(b) – 0.0%
Vallourec SACA
	$895,000	7.500		04/15/32	952,352

Mining(a) – 1.5%
Aris Mining Corp.(b)
	2,650,000	8.000		10/31/29	2,772,562
Corp. Nacional del Cobre de Chile
	200,000	6.780		01/13/55	214,646
Eldorado Gold Corp.(b)
	1,750,000	6.250		09/01/29	1,760,146
Endeavour Mining PLC(b)
	1,151,000	7.000		05/28/30	1,188,764
First Quantum Minerals Ltd.(b)
	1,450,000	9.375		03/01/29	1,520,687
	1,150,000	8.625		06/01/31	1,205,810
	950,000	8.000		03/01/33	1,018,001
	1,258,000	7.250		02/15/34	1,321,705
Fortescue Treasury Pty. Ltd.(b)
	879,000	4.500		09/15/27	880,204
	777,000	4.375		04/01/31	750,263
Freeport-McMoRan, Inc.
	795,000	5.400		11/14/34	819,709
Mountain Province Diamonds, Inc.(b)(e)
	2,861,000	9.000		12/15/27	2,582,911
Nexa Resources SA
	475,000	6.600		04/08/37	505,961
Nickel Industries Ltd.
	500,000	9.000		09/30/30	524,850
Northwest Acquisitions ULC/Dominion Finco, Inc.(b)(f)
	1,260,000	7.125		11/01/22	13
Novelis Corp.(b)
	2,270,000	6.375		08/15/33	2,313,107
Novelis Sheet Ingot GmbH(b)
EUR	700,000	3.375		04/15/29	817,722
Stillwater Mining Co.
	$548,000	4.500		11/16/29	526,080
Vedanta Resources Finance II PLC
	1,593,000	11.250	(b)	12/03/31	1,764,247
	2,292,000	9.850	(b)	04/24/33	2,466,765
	1,410,000	9.850		04/24/33	1,517,513
Volcan Cia Minera SAA(b)
	2,415,000	8.500		10/28/32	2,499,525
WE Soda Investments Holding PLC
	350,000	9.500		10/06/28	361,249
	390,000	9.375		02/14/31	403,486

					29,735,926

Miscellaneous Manufacturing(a)(b) – 0.2%
Amsted Industries, Inc.
	1,857,000	4.625		05/15/30	1,837,334

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing(a)(b) – (continued)
Amsted Industries, Inc. – (continued)
$1,901,000	6.375%	03/15/33	$ 1,966,737
LSB Industries, Inc.
360,000	6.250	10/15/28	360,410

			4,164,481

Oil Field Services – 4.3%
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b)
594,000	6.250	04/01/28	595,497
607,000	6.625	09/01/32	629,052
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)(b)
873,000	6.625	10/15/32	905,668
860,000	6.625	07/15/33	890,203
Azule Energy Finance PLC(a)(b)
2,140,000	8.250	01/22/31	2,142,354
448,000	8.625	01/22/33	447,884
Breakwater Energy Holdings SARL(a)(b)
2,130,000	9.250	11/15/30	2,233,475
California Resources Corp.(a)(b)
1,332,000	7.000	01/15/34	1,344,361
Chesapeake Energy Corp.(g)(h)
195,000	0.000	10/01/24	20
935,000	0.000	10/01/26	94
CITGO Petroleum Corp.(a)(b)
4,225,000	8.375	01/15/29	4,390,282
CNX Resources Corp.(a)(b)
1,175,000	6.000	01/15/29	1,182,261
250,000	7.250	03/01/32	261,658
Comstock Resources, Inc.(a)(b)
2,657,000	6.750	03/01/29	2,666,911
CVR Energy, Inc.(a)(b)
1,631,000	5.750	02/15/28	1,629,646
865,000	8.500	01/15/29	901,114
1,502,000	7.500	02/15/31	1,500,032
1,096,000	7.875	02/15/34	1,087,440
Ecopetrol SA(a)
995,000	5.875	11/02/51	718,887
Energean Israel Finance Ltd.(a)
515,000	5.875	03/30/31	500,838
Guara Norte SARL
489,872	5.198	06/15/34	474,931
Hilcorp Energy I LP/Hilcorp Finance Co.(a)(b)
750,000	5.750	02/01/29	750,030
KazMunayGas National Co. JSC
995,000	6.375	10/24/48	995,826
Kodiak Gas Services LLC(a)(b)
1,000,000	7.250	02/15/29	1,037,640
1,505,000	6.750	10/01/35	1,554,665
Kosmos Energy Ltd.(a)
499,000	7.750	05/01/27	481,535
Kraken Oil & Gas Partners LLC(a)(b)
1,535,000	7.625	08/15/29	1,533,726
Long Ridge Energy LLC(a)(b)
3,372,000	8.750	02/15/32	3,581,064
Moss Creek Resources Holdings, Inc.(a)(b)
3,077,000	8.250	09/01/31	2,991,582

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Nabors Industries, Inc.(a)(b)
	$1,286,000	9.125%		01/31/30	$ 1,357,733
	258,000	8.875		08/15/31	262,616
	34,000	7.625		11/15/32	34,622
Northern Oil & Gas, Inc.(a)(b)
	1,131,000	7.875		10/15/33	1,141,156
Permian Resources Operating LLC(a)(b)
	500,000	8.000		04/15/27	505,000
	323,000	9.875		07/15/31	346,611
Petroleos Mexicanos
	310,000	6.840	(a)	01/23/30	316,820
	1,030,000	5.950	(a)	01/28/31	1,003,632
	860,000	10.000	(a)	02/07/33	1,001,109
	2,940,000	6.750		09/21/47	2,418,562
Raizen Fuels Finance SA(a)
	1,530,000	6.450		03/05/34	1,258,425
	1,018,000	6.950		03/05/54	773,375
Saudi Arabian Oil Co.(a)
	1,010,000	5.750		07/17/54	955,490
SM Energy Co.(a)(b)
	710,000	8.625		11/01/30	751,329
	1,525,000	7.000		08/01/32	1,528,889
	1,751,000	9.625		06/15/33	1,914,718
Sonangol Finance Ltd.(a)(b)
	332,000	10.000		01/29/31	329,082
Sunoco LP(a)(b)
	1,700,000	7.250		05/01/32	1,798,430
	2,238,000	6.250		07/01/33	2,300,888
(5 yr. CMT + 4.230%)
	4,960,000	7.875	(c)	09/18/30	5,116,538
TGNR Intermediate Holdings LLC(a)(b)
	2,417,000	5.500		10/15/29	2,392,467
Thaioil Treasury Center Co. Ltd.(a)(b)(c) (5 yr. CMT + 2.375%)
	207,000	6.100		01/15/31	208,039
Transocean International Ltd.
	1,975,000	8.250	(a)(b)	05/15/29	2,010,649
	562,500	8.750	(a)(b)	02/15/30	586,552
	1,600,000	8.500	(a)(b)	05/15/31	1,627,792
	1,365,000	7.875	(a)(b)	10/15/32	1,440,321
	2,539,000	6.800		03/15/38	2,278,270
Trident Energy Finance PLC(a)
	465,000	12.500		11/30/29	483,828
Uzbekneftegaz JSC
	460,000	8.750		05/07/30	497,260
Valaris Ltd.(a)(b)
	2,590,000	8.375		04/30/30	2,707,068
Var Energi ASA(a)(c) (5 yr. EURIBOR ICE Swap + 4.765%)
EUR	1,679,000	7.862		11/15/83	2,194,815
Wintershall Dea Finance 2 BV(a)(c) (-1X 5 yr. EUR Swap + 3.319%)
	1,100,000	3.000		07/20/28	1,260,100
Yinson Boronia Production BV(a)
	$665,449	8.947		07/31/42	739,020

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
YPF SA(a)(b)
	$3,984,000	9.500%		01/17/31	$ 4,216,466

					85,186,348

Packaging(a) – 1.4%
ARD Finance SA(b)(d) (PIK 5.750%, Cash 5.000%)
EUR	1	5.000		06/30/27	0
Ardagh Group SA(b)(d)
(PIK 4.500%, Cash 7.500%)
	1,100,000	12.000		12/01/30	1,230,697
(PIK 6.500%, Cash 5.500%)
	$2,301,000	12.000		12/01/30	2,169,797
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
EUR	1,024,000	2.000		09/01/28	1,185,298
Ball Corp.
	1,065,000	1.500		03/15/27	1,246,188
	$2,544,000	2.875		08/15/30	2,341,269
	1,000,000	3.125		09/15/31	919,060
Canpack SA/Canpack U.S. LLC(b)
EUR	1,013,000	2.375		11/01/27	1,189,328
Crown Americas LLC(b)
	$2,750,000	5.875		06/01/33	2,810,665
Fedrigoni SpA(b)
EUR	969,000	6.125		06/15/31	1,109,103
(3 mo. EUR EURIBOR + 4.000%)
	250,000	6.019	(c)	01/15/30	289,373
Graphic Packaging International LLC(b)
	$1,850,000	3.750		02/01/30	1,747,732
LABL, Inc.(b)(f)
	968,000	8.625		10/01/31	444,370
Sealed Air Corp.(b)
	1,150,000	4.000		12/01/27	1,145,826
Sealed Air Corp./Sealed Air Corp. U.S.(b)
	1,599,000	6.125		02/01/28	1,624,184
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
EUR	1,388,000	8.250		05/15/30	1,564,236
	$2,524,000	9.500	(b)	05/15/30	2,435,786
Trident TPI Holdings, Inc.(b)
	2,206,000	12.750		12/31/28	2,215,508
Trivium Packaging Finance BV(b)
EUR	1,506,000	6.625		07/15/30	1,881,445
	$834,000	8.250		07/15/30	890,712

					28,440,577

Pharmaceuticals – 1.4%
1261229 BC Ltd.(a)(b)
	6,096,000	10.000		04/15/32	6,256,690
Bausch Health Cos., Inc.(b)
	912,000	4.875	(a)	06/01/28	846,828
	652,000	11.000		09/30/28	677,441
Cheplapharm Arzneimittel GmbH(a)
EUR	1,308,000	7.500	(b)	05/15/30	1,604,966
	1,840,000	7.125		06/15/31	2,236,660

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Dolcetto Holdco SpA(a)(b)
EUR	1,498,000	5.625%		07/14/32	$ 1,807,953
Endo Finance Holdings LP(a)(b)
	$350,000	8.500		04/15/31	370,121
Grifols SA(a)(b)
EUR	1,515,000	3.875		10/15/28	1,776,446
	$1,773,000	4.750		10/15/28	1,747,398
EUR	1,479,000	7.125		05/01/30	1,833,040
Nidda Healthcare Holding GmbH(a)(b)
	110,000	5.625		02/21/30	134,046
	2,378,000	5.375		10/23/30	2,907,101
(3 mo. EUR EURIBOR + 3.250%)
	810,000	5.276	(c)	10/15/32	965,347
(3 mo. EUR EURIBOR + 3.750%)
	1,232,000	5.814	(c)	10/23/30	1,473,275
Option Care Health, Inc.(a)(b)
	$2,700,000	4.375		10/31/29	2,643,570
Organon & Co./Organon Foreign Debt Co-Issuer BV(a)(b)
	985,000	5.125		04/30/31	894,183
Teva Pharmaceutical Finance Netherlands III BV
	700,000	3.150		10/01/26	694,246

					28,869,311

Pipelines(a) – 1.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
	1,850,000	5.375		06/15/29	1,852,830
CNX Midstream Partners LP(b)
	800,000	4.750		04/15/30	777,672
Delek Logistics Partners LP/Delek Logistics Finance Corp.(b)
	2,899,000	7.375		06/30/33	2,984,028
Genesis Energy LP/Genesis Energy Finance Corp.
	650,000	8.875		04/15/30	683,520
	625,000	7.875		05/15/32	652,269
Hess Midstream Operations LP(b)
	1,201,000	6.500		06/01/29	1,243,131
ITT Holdings LLC(b)
	2,765,000	6.500		08/01/29	2,665,875
NFE Financing LLC(b)
	800,000	12.000		11/15/29	282,936
ONEOK, Inc.
	71,000	5.600		04/01/44	67,348
	549,000	5.450		06/01/47	510,537
Summit Midstream Holdings LLC(b)
	1,825,000	8.625		10/31/29	1,906,103
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
	1,462,000	7.375		02/15/29	1,515,188
	2,681,000	6.000		12/31/30	2,720,732
	743,000	6.750		03/15/34	756,173
TransMontaigne Partners LLC(b)
	1,237,000	8.500		06/15/30	1,283,313
Venture Global Calcasieu Pass LLC(b)
	750,000	4.125		08/15/31	692,130
	1,415,000	3.875		11/01/33	1,231,064
Venture Global LNG, Inc.(b)
	200,000	9.500		02/01/29	213,072

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – (continued)
Venture Global LNG, Inc.(b) – (continued)
	$2,627,000	8.375%		06/01/31	$ 2,687,158
	450,000	9.875		02/01/32	476,321
(5 yr. CMT + 5.440%)
	1,917,000	9.000	(c)	09/30/29	1,688,206
Venture Global Plaquemines LNG LLC(b)
	2,271,000	7.500		05/01/33	2,489,879
	1,170,000	6.500		01/15/34	1,215,103
	500,000	7.750		05/01/35	557,650
	2,278,000	6.750		01/15/36	2,388,529
Western Midstream Operating LP
	1,305,000	5.250		02/01/50	1,120,356

					34,661,123

Real Estate(a) – 0.5%
Adler Financing SARL(d)
EUR	1,753,713	8.250		12/31/28	2,296,638
Aldar Properties PJSC(c) (5 yr. CMT + 2.042%)
	$705,000	6.623		04/15/55	727,913
Howard Hughes Corp.(b)
	710,000	4.375		02/01/31	672,512
Kennedy-Wilson, Inc.
	535,000	4.750		03/01/29	523,701
Neinor Homes SA(b)
EUR	143,000	5.875		02/15/30	176,202
Samhallsbyggnadsbolaget I Norden Holding AB
	4,480,000	2.250		07/12/27	5,049,786
Via Celere Desarrollos Inmobiliarios SA(b)
	1,086,000	4.875		04/15/31	1,281,381

					10,728,133

Real Estate Investment Trust(a) – 2.1%
Apollo Commercial Real Estate Finance, Inc.(b)
	$2,050,000	4.625		06/15/29	2,043,071
Arbor Realty SR, Inc.(b)
	1,300,000	8.500		12/15/28	1,270,763
	960,000	7.875		07/15/30	880,848
Blackstone Mortgage Trust, Inc.(b)
	1,210,000	7.750		12/01/29	1,296,007
Brandywine Operating Partnership LP
	1,529,000	8.875		04/12/29	1,641,825
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(b)
	3,083,000	4.500		04/01/27	3,040,948
Diversified Healthcare Trust
	1,050,000	4.750		02/15/28	1,017,607
	3,505,000	4.375		03/01/31	3,126,285
Iron Mountain, Inc.(b)
	1,000,000	4.875		09/15/27	998,910
	1,935,000	4.875		09/15/29	1,908,026
	1,175,000	4.500		02/15/31	1,121,690
EUR	850,000	4.750		01/15/34	982,459
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)
	$200,000	4.250		02/01/27	198,858
	1,000,000	4.750		06/15/29	991,560

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
Millrose Properties, Inc.(b)
	$2,499,000	6.250%		09/15/32	$ 2,526,789
MPT Operating Partnership LP/MPT Finance Corp.
	2,555,000	5.000		10/15/27	2,496,925
	775,000	8.500	(b)	02/15/32	830,064
RLJ Lodging Trust LP(b)
	2,257,000	3.750		07/01/26	2,244,880
	1,229,000	4.000		09/15/29	1,167,194
Service Properties Trust
	1,480,000	5.500		12/15/27	1,468,367
	350,000	3.950		01/15/28	331,604
	885,000	4.375		02/15/30	767,242
Starwood Property Trust, Inc.(b)
	700,000	3.625		07/15/26	695,352
	350,000	6.500		07/01/30	364,185
	300,000	6.500		10/15/30	312,711
Trust 2401
	690,000	7.375		02/13/34	755,136
	533,000	6.390	(b)	01/15/50	510,816
Trust Fibra Uno
	272,000	6.390		01/15/50	255,968
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(b)
	1,110,000	6.000		01/15/30	1,057,264
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
	2,794,000	6.500		02/15/29	2,719,680
	2,490,000	8.625		06/15/32	2,513,954

					41,536,988

Retailing – 2.0%
1011778 BC ULC/New Red Finance, Inc.(a)(b)
	1,000,000	4.375		01/15/28	992,910
	1,381,000	5.625		09/15/29	1,404,974
Advance Auto Parts, Inc.(a)(b)
	2,175,000	7.375		08/01/33	2,204,188
Asbury Automotive Group, Inc.(a)
	2,782,000	4.500		03/01/28	2,772,736
	678,000	4.625	(b)	11/15/29	667,091
Bath & Body Works, Inc.
	325,000	5.250		02/01/28	327,798
	2,055,000	6.875		11/01/35	2,078,489
	485,000	6.750		07/01/36	483,613
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.(a)(b)
	600,000	9.500		07/01/32	572,148
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(a)(b)
	1,155,000	5.125		04/15/29	1,025,998
Boots Group Finco LP(a)(b)
EUR	2,471,000	5.375		08/31/32	3,024,660
Carvana Co.(a)(b)(d) (PIK 13.000%, Cash 11.000%)
	$461,000	9.000		06/01/30	480,809
CD&R Firefly Bidco PLC(a)(b)
GBP	697,000	8.625		04/30/29	1,000,321
Cougar JV Subsidiary LLC(a)(b)
	$1,781,000	8.000		05/15/32	1,902,785
EG Global Finance PLC(a)(b)
EUR	900,000	11.000		11/30/28	1,152,565

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(a)(b)
	$1,565,000	4.625%	01/15/29	$ 1,514,357
	1,400,000	6.750	01/15/30	1,323,028
Gap, Inc.(a)(b)
	1,000,000	3.625	10/01/29	950,810
LBM Acquisition LLC(a)(b)
	1,279,000	6.250	01/15/29	1,182,461
	2,927,000	9.500	06/15/31	3,084,180
LCM Investments Holdings II LLC(a)(b)
	2,359,000	4.875	05/01/29	2,324,677
Macy’s Retail Holdings LLC(a)(b)
	1,653,000	7.375	08/01/33	1,746,676
Neiman Marcus Group Ltd. LLC(e)(g)(h)
	605,000	0.000	10/15/21	—
Papa John’s International, Inc.(a)(b)
	404,000	3.875	09/15/29	385,881
PetSmart LLC/PetSmart Finance Corp.(a)(b)
	1,850,000	7.500	09/15/32	1,897,119
QXO Building Products, Inc.(a)(b)
	375,000	6.750	04/30/32	386,771
Rite Aid Corp.(e)(g)(h)
	34,147	0.000	08/30/34	—
Victoria’s Secret & Co.(a)(b)
	2,002,000	4.625	07/15/29	1,959,317
White Cap Supply Holdings LLC(a)(b)
	1,754,000	7.375	11/15/30	1,822,090
Yum! Brands, Inc.
	650,000	6.875	11/15/37	716,040

				39,384,492

Semiconductors(a)(b) – 0.5%
BE Semiconductor Industries NV
EUR	1,240,000	4.500	07/15/31	1,526,936
Entegris, Inc.
	$673,000	4.750	04/15/29	672,892
	345,000	3.625	05/01/29	332,494
Kioxia Holdings Corp.
	1,318,000	6.250	07/24/30	1,362,417
	2,789,000	6.625	07/24/33	2,914,923
MKS, Inc.
EUR	500,000	4.250	02/15/34	592,272
ON Semiconductor Corp.
	$1,026,000	3.875	09/01/28	1,004,967
Synaptics, Inc.
	2,061,000	4.000	06/15/29	1,998,552

				10,405,453

Software – 1.6%
Asmodee Group AB(a)(b)
EUR	613,867	5.750	12/15/29	764,415
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(a)(b)
	$1,025,000	8.000	06/15/29	797,153

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
Cloud Software Group, Inc.(a)(b)
	$4,925,000	6.500%		03/31/29	$ 4,894,662
	4,813,000	9.000		09/30/29	4,867,820
	2,448,000	8.250		06/30/32	2,491,207
CoreWeave, Inc.(a)(b)
	1,323,000	9.250		06/01/30	1,302,639
	1,327,000	9.000		02/01/31	1,290,494
Elastic NV(a)(b)
	2,069,000	4.125		07/15/29	1,989,095
Mavenir PLC(e)(h)
	79,863	0.000		12/31/25	188,477
Oracle Corp.(a)
	1,329,000	3.650		03/25/41	969,798
Pagaya U.S. Holdings Co. LLC(a)(b)
	1,245,000	8.875		08/01/30	1,111,499
PTC, Inc.(a)(b)
	1,347,000	4.000		02/15/28	1,327,105
Rocket Software, Inc.(a)(b)
	3,272,000	9.000		11/28/28	3,266,830
SS&C Technologies, Inc.(a)(b)
	2,710,000	6.500		06/01/32	2,798,915
TeamSystem SpA(a)(b)
EUR	1,247,000	5.000		07/01/31	1,463,350
X.AI LLC/X.AI Co. Issuer Corp.(a)
	$2,135,000	12.500		06/30/30	2,358,406

					31,881,865

Telecommunication Services – 2.8%
Africell Holding Ltd.(a)
	515,000	10.500		10/23/29	515,304
Altice France SA(a)(b)
EUR	359,756	7.250		11/01/29	430,761
	950,147	4.750		10/15/30	1,087,501
	$2,973,358	6.875		10/15/30	2,910,085
	2,218,598	6.875		07/15/32	2,164,730
APLD ComputeCo LLC(a)(b)
	3,290,000	9.250		12/15/30	3,418,047
C&W Senior Finance Ltd.(a)
	840,000	9.000	(b)	01/15/33	872,416
	950,000	9.000		01/15/33	986,660
Connect Finco SARL/Connect U.S. Finco LLC(a)(b)
	1,330,000	9.000		09/15/29	1,411,915
Digicel International Finance Ltd./Difl U.S. LLC(a)
	2,573,000	8.625	(b)	08/01/32	2,675,457
	1,000,000	8.625		08/01/32	1,039,820
EchoStar Corp.(a)(d) (PIK 6.750%, Cash 6.750%)
	2,247,000	6.750		11/30/30	2,283,963
Flash Compute LLC(a)(b)
	2,357,000	7.250		12/31/30	2,365,226
Iliad Holding SAS(a)(b)
EUR 500,000		5.625		10/15/28	600,895
	$1,300,000	7.000		10/15/28	1,313,572
EUR	1,001,000	5.375		04/15/30	1,224,267
Kaixo Bondco Telecom SA(a)(b)
	200,000	5.125		09/30/29	239,815

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Level 3 Financing, Inc.(a)(b)
	$985,000	3.750%		07/15/29	$ 910,258
	1,925,000	7.000		03/31/34	1,994,897
Liberty Costa Rica Senior Secured Finance(a)
	419,000	10.875		01/15/31	443,222
Lorca Telecom Bondco SA(a)(b)
EUR	67,021	4.000		09/18/27	79,453
Lumen Technologies, Inc.(a)(b)
	$750,000	4.125		04/15/29	750,000
Odido Group Holding BV(a)(b)
EUR	700,000	5.500		01/15/30	837,304
Odido Holding BV(a)(b)
	1,865,000	3.750		01/15/29	2,212,313
SoftBank Group Corp.(a)
	1,379,000	3.375		07/06/29	1,585,870
	$4,200,000	7.250		07/10/32	4,228,854
EUR	3,500,000	6.375		07/10/33	4,266,423
Telecom Argentina SA(a)
	$270,000	9.500		07/18/31	287,550
	643,000	8.500	(b)	01/20/36	646,601
Total Play Telecomunicaciones SA de CV(a)
	295,000	11.125		12/31/32	283,893
Turk Telekomunikasyon AS
	560,000	6.950		10/07/32	571,374
Turkcell Iletisim Hizmetleri AS(a)
	204,000	7.650		01/24/32	216,622
Vmed O2 U.K. Financing I PLC(a)(b)
	1,215,000	4.250		01/31/31	1,099,235
	3,165,000	7.750		04/15/32	3,259,539
Windstream Services LLC/Windstream Escrow Finance Corp.(a)(b)
	800,000	8.250		10/01/31	838,248
WULF Compute LLC(a)(b)
	2,440,000	7.750		10/15/30	2,544,578
Zayo Group Holdings, Inc.(a)(b)(d) (PIK 5.750%, Cash 3.500%)
	3,253,848	9.250		03/09/30	3,176,634

					55,773,302

Telecommunications(a) – 0.0%
Telefonica Moviles Chile SA
	830,000	3.537		11/18/31	585,482

Transportation(a) – 0.3%
First Student Bidco, Inc./First Transit Parent, Inc.(b)
	1,300,000	4.000		07/31/29	1,265,277
SGL Group ApS(c) (3 mo. EUR EURIBOR + 4.750%)
EUR	340,000	6.777		04/22/30	383,488
Yinson Bergenia Production BV(b)
	$4,423,000	8.498		01/31/45	4,727,745

					6,376,510

Water(a) – 0.2%
Aegea Finance SARL
	2,779,000	9.000	(b)	01/20/31	2,948,519

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Water(a) – (continued)
Aegea Finance SARL – (continued)
$1,000,000	7.625%		01/20/36	$ 976,000

				3,924,519

TOTAL CORPORATE OBLIGATIONS (Cost $1,098,851,957)				$1,110,328,819

Bank Loans(i) – 29.9%
Aerospace & Defense – 0.7%
Air Comm Corp. LLC
(3 mo. USD Term SOFR + 2.750%)
$944,552	6.440–6.572%		12/11/31	$944,552
Barnes Group, Inc.
(1 mo. USD Term SOFR + 2.500%)
1,208,018	6.172		01/27/32	1,206,943
Cobham Ultra SeniorCo SARL
(6 mo. USD Term SOFR + 3.750%)
978,449	8.370		08/03/29	977,020
Kaman Corp.
(3 mo. USD Term SOFR + 2.500%)–(6 mo. USD Term SOFR + 2.500%)
1,749,590	6.322–6.543		02/26/32	1,747,158
(3 mo. USD Term SOFR + 2.500%)
32,434	6.146–6.150		02/26/32	32,342
Karman Holdings LLC
(3 mo. USD Term SOFR + 3.500%)
498,748	7.172		04/01/32	499,685
Karman Holdings, Inc.
625,000	0.000	(j)	04/01/32	626,175
Propulsion (BC) Finco SARL
(3 mo. USD Term SOFR + 2.500%)
830,000	6.172		12/01/32	830,523
TransDigm, Inc.
(1 mo. USD Term SOFR + 2.250%)
730,295	5.922		03/22/30	729,478
(1 mo. USD Term SOFR + 2.500%)
1,999,484	6.172		02/28/31	1,998,164
1,772,805	6.172		01/19/32	1,771,387
1,917,500	6.172		08/19/32	1,915,832

				13,279,259

Airlines – 0.1%
American Airlines, Inc.
(3 mo. USD Term SOFR + 2.250%)
665,423	5.918		04/20/28	665,423
Spirit Airlines, Inc.
1,401,278	0.000	(f)	07/14/26	953,736
(1 mo. USD Term SOFR + 8.000%)
631,636	11.680		07/14/26	622,951

				2,242,110

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Auto Parts & Equipment – 0.0%
Clarios Global LP
(1 mo. USD Term SOFR + 2.500%)
$973,785	6.172%		05/06/30	$ 971,964
(1 mo. USD Term SOFR + 2.750%)
80,823	6.422		01/28/32	80,848

				1,052,812

Banks – 0.4%
Ascensus Group Holdings, Inc.
(1 mo. USD Term SOFR + 3.000%)
4,654,152	6.672		11/24/32	4,634,744
Ascensus Holdings, Inc.
(3 mo. USD Term SOFR + 5.250%)
2,670,000	8.922		11/25/33	2,723,400
Chrysaor Bidco SARL
700,000	0.000	(j)	10/30/31	702,100

				8,060,244

Beverages – 0.0%
Pegasus BidCo BV
(3 mo. USD Term SOFR + 2.750%)
748,120	6.602		07/12/29	748,120

Biotechnology – 0.3%
BioMarin Pharmaceutical, Inc.
5,000,000	0.000	(j)	01/28/33	5,000,000
Genmab AS
(3 mo. USD Term SOFR + 3.000%)
1,315,000	6.733		12/13/32	1,319,221

				6,319,221

Building & Construction – 0.1%
AAL Delaware Holdco, Inc.
(1 mo. USD Term SOFR + 2.750%)
1,364,644	6.422		07/30/31	1,364,221

Building Materials – 0.6%
Chamberlain Group, Inc.
(1 mo. USD Term SOFR + 2.750%)
4,302,158	6.422		09/08/32	4,295,790
CP Atlas Buyer, Inc.
(1 mo. USD Term SOFR + 5.250%)
758,738	8.922		07/08/30	743,972
Groundworks LLC
(1 mo. USD Term SOFR + 3.000%)
1,247,468	6.673		03/14/31	1,247,855
Icebox Holdco III, Inc.
(3 mo. USD Term SOFR + 3.250%)
1,892,877	6.922		12/22/31	1,896,436
(3 mo. USD Term SOFR + 6.500%)
1,625,000	10.172		12/22/32	1,641,933
JELD-WEN, Inc.
250,000	0.000	(j)	07/28/28	219,765
Quikrete Holdings, Inc.
(1 mo. USD Term SOFR + 2.250%)
992,500	5.922		02/10/32	991,756

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Building Materials – (continued)
Wilsonart LLC
(3 mo. USD Term SOFR + 4.250%)
$712,761	7.922%		08/05/31	$ 689,240

				11,726,747

Chemicals – 0.6%
Aruba Investments Holdings LLC
(1 mo. USD Term SOFR + 7.750%)
329,676	11.522		11/24/28	295,060
(1 mo. USD Term SOFR + 4.000%)
2,722,987	7.772		11/24/27	2,515,849
(1 mo. USD Term SOFR + 4.750%)
213,994	8.422		11/24/27	198,479
Flexsys Holdings, Inc.
(1 mo. USD Term SOFR + 6.250%)
1,007,745	9.922		08/01/29	615,732
(1 mo. USD Term SOFR + 5.250%)
1,717,813	9.036		08/01/29	139,572
Ineos U.S. Finance LLC
(1 mo. USD Term SOFR + 3.250%)
334,223	6.922	(e)	02/18/30	240,641
Lonza Group AG
(3 mo. USD Term SOFR + 3.925%)
924,211	7.697		07/03/28	779,230
Nouryon Finance BV
(3 mo. USD Term SOFR + 3.250%)
748,111	6.917		04/03/28	746,473
(6 mo. USD Term SOFR + 3.250%)
2,294,663	7.036		04/03/28	2,289,890
Paint Intermediate III LLC
588,518	0.000	(j)	10/09/31	585,946
SCIH Salt Holdings, Inc.
(3 mo. USD Term SOFR + 2.750%)
1,531,418	6.522		01/31/29	1,531,418
Tronox Finance LLC
(3 mo. USD Term SOFR + 2.250%)
505,918	5.922		04/04/29	432,919
687,905	0.000	(j)	09/30/31	555,676
USALCO LLC
(1 mo. USD Term SOFR + 3.500%)
1,004,919	7.172		09/30/31	1,002,096

				11,928,981

Commercial Services – 2.6%
AlixPartners LLP
(1 mo. USD Term SOFR + 2.000%)
1,771,596	5.672		08/12/32	1,760,205
Allied Universal Holdco LLC
(1 mo. USD Term SOFR + 3.250%)
6,108,438	6.922		08/20/32	6,114,424
Amspec Parent LLC
(3 mo. USD Term SOFR + 3.500%)
557,312	7.172		12/22/31	556,381

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Commercial Services – (continued)
Anticimex International AB
(3 mo. USD Term SOFR + 2.900%)
	$1,983,589	7.310%		11/17/31	$ 1,986,426
Archkey Solutions LLC
(3 mo. USD Term SOFR + 4.250%)
	885,939	7.922		11/01/31	892,309
Armorica Lux SARL
(3 mo. EUR EURIBOR + 4.925%)
EUR	1,300,000	6.951		07/28/28	1,444,645
Belfor Holdings, Inc.
(1 mo. USD Term SOFR + 2.750%)
	$947,791	6.422		11/01/30	947,203
Belron Finance 2019 LLC
(3 mo. USD Term SOFR + 2.250%)
	6,269,841	6.120		10/16/31	6,283,948
Conservice Midco LLC
(1 mo. USD Term SOFR + 2.750%)
	1,999,423	6.422		05/13/30	1,997,344
Creative Artists Agency LLC
(1 mo. USD Term SOFR + 2.500%)
	1,193,339	6.172		10/01/31	1,190,690
Eagle Parent Corp.
(3 mo. USD Term SOFR + 4.250%)
	1,150,591	7.922		04/02/29	1,142,537
Ensemble RCM LLC
(3 mo. USD Term SOFR + 3.000%)
	1,885,781	6.667		08/01/29	1,868,111
Fugue Finance BV
	400,000	0.000	(j)	01/09/32	396,500
(3 mo. USD Term SOFR + 2.750%)
	1,261,366	6.572		01/09/32	1,250,329
Garda World Security Corp.
(3 mo. USD Term SOFR + 2.750%)
	847,859	6.421		02/01/29	845,739
Grant Thornton Advisors LLC
(1 mo. USD Term SOFR + 2.750%)
	4,130,171	6.422		06/02/31	4,063,674
Lernen Bidco Ltd.
(6 mo. USD Term SOFR + 3.500%)
	446,633	7.410		10/27/31	446,075
Mavis Tire Express Services Corp.
(1 mo. USD Term SOFR + 3.000%)
	3,457,057	6.672		05/04/28	3,455,052
OMNIA Partners LLC
(3 mo. USD Term SOFR + 2.750%)
	1,210,599	6.455		12/31/32	1,210,756
Parexel International Corp.
(1 mo. USD Term SOFR + 2.750%)
	740,123	6.422		12/12/31	739,509
PG Investment Co. 59 SARL
(3 mo. USD Term SOFR + 2.250%)
	2,745,785	5.922		03/26/31	2,743,835
Pre-Paid Legal Services, Inc.
(1 mo. USD Term SOFR + 3.250%)
	1,122,293	6.922		12/15/28	1,051,454

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Commercial Services – (continued)
Pye-Barker Fire & Safety LLC
$1,000,000	0.000	%(j)	12/16/32	$ 999,580
Raven Acquisition Holdings LLC
23,443	3.000		11/19/31	23,021
(1 mo. USD Term SOFR + 3.000%)
1,023,744	6.672		11/19/31	1,012,483
Spring Education Group, Inc.
(3 mo. USD Term SOFR + 3.250%)
718,200	6.922		10/04/30	718,200
United Talent Agency LLC
(1 mo. USD Term SOFR + 3.000%)
1,101,976	6.680		06/10/32	1,101,975
Wand NewCo 3, Inc.
(1 mo. USD Term SOFR + 2.500%)
4,192,784	6.172		01/30/31	4,188,298
Wash Multifamily Parent, Inc.
(1 mo. USD Term SOFR + 3.250%)
851,250	6.922		09/10/32	853,021
XPLOR T1 LLC
(3 mo. USD Term SOFR + 3.500%)
1,436,075	7.292		12/01/32	1,403,764

				52,687,488

Computers – 0.8%
Access CIG LLC
(1 mo. USD Term SOFR + 4.000%)
2,355,373	7.672		08/19/30	2,223,872
Idemia Group
(3 mo. USD Term SOFR + 4.250%)
699,401	7.922		09/30/28	689,784
Imprivata, Inc.
(3 mo. USD Term SOFR + 3.000%)
986,038	6.672		12/01/27	984,805
Ivanti Software, Inc.
(3 mo. USD Term SOFR + 5.750%)
1,189,261	9.639	(e)	06/01/29	1,207,100
McAfee LLC
(1 mo. USD Term SOFR + 3.000%)
550,307	6.672		03/01/29	485,646
Peraton Corp.
(3 mo. USD Term SOFR + 3.750%)
675,000	7.517		02/01/28	622,478
Tempo Acquisition LLC
(1 mo. USD Term SOFR + 1.750%)
1,233,449	5.422		08/31/28	1,128,434
Verifone Systems, Inc.
(3 mo. USD Term SOFR + 5.250%)
2,859,813	9.179		08/18/28	2,626,938
X Corp.
(3 mo. USD Term SOFR + 6.500%)
2,603,086	10.417		10/26/29	2,597,125
(Fixed + 9.500%)
3,300,000	9.500		10/26/29	3,411,375

				15,977,557

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Cosmetics & Personal Care – 0.1%
ACP Tara Holdings, Inc.
(3 mo. USD Term SOFR + 3.250%)
$796,667	6.973%		12/15/32	$ 799,654
Opal Bidco SAS
(3 mo. USD Term SOFR + 3.000%)
2,249,624	6.686		04/28/32	2,248,229

				3,047,883

Distribution & Wholesale – 0.6%
BCPE Empire Holdings, Inc.
(1 mo. USD Term SOFR + 3.250%)
4,276,394	6.922		12/11/30	4,251,463
Core & Main LP
(3 mo. USD Term SOFR + 2.000%)
303,894	5.690		07/27/28	304,274
Fluid-Flow Products, Inc.
(1 mo. USD Term SOFR + 3.250%)
5,016,788	6.922		03/31/28	5,018,895
Openlane, Inc.
(3 mo. USD Term SOFR + 2.500%)
1,270,000	6.365		10/08/32	1,268,413
Resideo Funding, Inc.
(3 mo. USD Term SOFR + 2.000%)
523,688	5.723		08/13/32	522,708
Windsor Holdings III LLC
(1 mo. USD Term SOFR + 2.750%)
1,482,685	6.422		08/01/30	1,485,472

				12,851,225

Diversified Financial Services – 1.1%
Apex Group Treasury LLC
(3 mo. USD Term SOFR + 3.500%)
1,336,633	7.387		02/27/32	1,229,703
Avolon TLB Borrower 1 (U.S.) LLC
(1 mo. USD Term SOFR + 1.750%)
487,367	5.421		06/24/30	489,043
CFC Bidco 2022 Ltd.
(3 mo. USD Term SOFR + 3.500%)
4,224,060	7.161		07/01/32	4,012,857
Chicago U.S. Midco III LP
(1 mo. USD Term SOFR + 2.500%)
731,379	6.172		11/01/32	729,097
Ditech Holding Corp.
183,349	0.000	(e)(f)	06/30/27	—
Edelman Financial Center LLC
(1 mo. USD Term SOFR + 3.000%)
529,172	6.672		04/07/28	528,738
(1 mo. USD Term SOFR + 5.250%)
855,226	8.922		10/06/28	855,585
Focus Financial Partners LLC
(1 mo. USD Term SOFR + 2.500%)
4,991,499	6.172		09/15/31	4,956,908
GEN II Fund Services LLC
(3 mo. USD Term SOFR + 2.750%)
754,420	6.422		11/26/31	753,160

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Diversified Financial Services – (continued)
HighTower Holdings LLC
(3 mo. USD Term SOFR + 2.750%)
$1,342,411	6.651%	02/03/32	$ 1,337,377
Mariner Wealth Advisors LLC
(3 mo. USD Term SOFR + 2.250%)
918,828	5.936	12/31/30	917,450
OID-OL Intermediate I LLC
(3 mo. USD Term SOFR + 6.000%)
1,321,128	9.667	02/01/29	1,340,126
(3 mo. USD Term SOFR + 4.250%)
3,411,184	8.067	02/01/29	2,421,940
Orion U.S. Finco, Inc.
(3 mo. USD Term SOFR + 3.500%)
780,000	7.150	10/08/32	779,516
Summit Acquisition, Inc.
(1 mo. USD Term SOFR + 3.500%)
1,495,003	7.172	10/16/31	1,498,277

			21,849,777

Electric – 0.4%
Alpha Generation LLC
(1 mo. USD Term SOFR + 1.750%)
897,670	5.422	09/30/31	896,288
Carroll County Energy LLC
(3 mo. USD Term SOFR + 2.750%)
712,215	6.422	06/30/31	716,310
Cogentrix Finance Holdco I LLC
(1 mo. USD Term SOFR + 2.250%)
782,910	5.922	02/26/32	782,424
CPV Fairview LLC
(3 mo. USD Term SOFR + 2.500%)
873,212	6.172	08/14/31	872,557
Hamilton Projects Acquiror LLC
(1 mo. USD Term SOFR + 2.500%)
559,654	6.172	05/30/31	561,652
Lackawanna Energy Center LLC
(1 mo. USD Term SOFR + 3.000%)
1,096,124	6.675	08/05/32	1,101,330
Potomac Energy Center LLC
(3 mo. USD Term SOFR + 3.000%)
485,599	6.667	08/05/32	487,017
South Field LLC
(3 mo. USD Term SOFR + 3.000%)
971,492	6.672	08/29/31	975,942
Talen Energy Supply LLC
(3 mo. USD Term SOFR + 2.000%)
900,000	5.672	11/25/32	899,325
(3 mo. USD Term SOFR + 2.500%)
126,065	6.353	05/17/30	125,998

			7,418,843

Electronics – 0.3%
LSF12 Crown U.S. Commercial Bidco LLC
(1 mo. USD Term SOFR + 3.000%)
812,614	6.675	12/02/31	812,817

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Electronics – (continued)
Pinnacle Buyer LLC
(3 mo. USD Term SOFR + 2.500%)
$1,795,929	6.161%		10/01/32	$ 1,795,929
Resilience Parent LLC
1,650,500	0.000	(j)	01/21/33	1,648,437
Spectris PLC
(3 mo. USD Term SOFR + 2.750%)
1,750,000	6.490		09/30/32	1,751,103

				6,008,286

Energy-Alternate Sources – 0.1%
Bayonne Energy Center LLC
(3 mo. USD Term SOFR + 3.000%)
648,375	6.672		10/01/32	649,724
Enviva Partners LP/Enviva Partners Finance Corp.
(3 mo. USD Term SOFR + 6.875%)
1,661,157	10.613		12/06/29	1,680,543
Esdec Solar Group BV
(3 mo. USD Term SOFR + 5.000%)
138,952	8.934		08/30/28	56,796

				2,387,063

Engineering & Construction – 0.8%
Artera Services LLC
(3 mo. USD Term SOFR + 4.500%)
470,238	8.172		02/15/31	377,536
Azuria Water Solutions, Inc.
2,000,000	0.000	(e)(j)	01/27/33	1,985,000
Blackfin Pipeline LLC
(1 mo. USD Term SOFR + 3.000%)
1,556,100	6.672		09/29/32	1,565,172
Brown Group Holding LLC
(1 mo. USD Term SOFR + 2.500%)–(3 mo. USD Term SOFR + 2.500%)
2,986,156	6.167–6.172		07/01/31	2,984,304
(1 mo. USD Term SOFR + 2.500%)
2,528,615	6.172		07/01/31	2,530,511
DG Investment Intermediate Holdings 2, Inc.
(1 mo. USD Term SOFR + 3.250%)
2,750,000	6.922		07/09/32	2,753,438
250,000	0.000	(j)	07/31/33	250,000
Green Infrastructure Partners, Inc.
(3 mo. USD Term SOFR + 2.750%)
750,000	6.422		09/24/32	749,535
Holding Socotec
(3 mo. USD Term SOFR + 3.250%)
539,550	6.910		06/02/31	540,057
KKR Apple Bidco LLC
(1 mo. USD Term SOFR + 2.500%)
2,425,066	6.172		09/23/31	2,424,509
Salas O’brien, Inc.
571,428	0.000	(j)	01/21/33	571,428

				16,731,490

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Entertainment – 0.3%
Delta 2 Lux SARL
(3 mo. USD Term SOFR + 1.750%)
	$645,000	5.422%		09/30/31	$ 644,194
East Valley Tourist Development Authority
(1 mo. USD Term SOFR + 7.500%)
	957,751	11.286	(e)	11/23/26	951,046
ECL Entertainment LLC
	854,369	0.000	(j)	08/30/30	852,661
Motion Finco SARL
(3 mo. USD Term SOFR + 3.500%)
	996,130	7.172		11/12/29	848,264
Ontario Gaming GTA LP
(3 mo. USD Term SOFR + 4.250%)
	760,528	7.922		08/01/30	709,550
OVG Business Services LLC
(1 mo. USD Term SOFR + 3.000%)
	1,322,740	6.672		06/25/31	1,316,960
Route 66 Development Authority
(1 mo. USD Term SOFR + 9.000%)
	1,000,000	12.672		01/24/31	990,000
TKO Worldwide Holdings LLC
(3 mo. USD Term SOFR + 2.000%)
	708,937	5.869		11/21/31	709,795

					7,022,470

Environmental – 0.3%
Filtration Group Corp.
(1 mo. USD Term SOFR + 2.750%)
	2,777,904	6.422		10/21/28	2,779,654
Madison IAQ LLC
(6 mo. USD Term SOFR + 2.500%)
	1,444,542	6.128		06/21/28	1,443,647
(6 mo. USD Term SOFR + 2.750%)
	248,260	6.378		11/08/32	248,494
WIN Waste Innovations Holdings, Inc.
(1 mo. USD Term SOFR + 2.750%)
	915,510	6.536		03/24/28	917,084

					5,388,879

Food – 0.3%
Chobani LLC
(1 mo. USD Term SOFR + 2.250%)
	1,575,000	5.922		10/28/32	1,576,969
Froneri Lux Finco SARL
(6 mo. USD Term SOFR + 2.250%)
	1,001,785	5.885		09/30/31	999,110
	390,000	5.877–5.885		09/30/32	389,146
Labeyrie Fine Foods SAS
(3 mo. EUR EURIBOR + 5.000%)
EUR	501,556	7.019		07/30/29	535,561
Nomad Foods Europe Midco Ltd.
(6 mo. USD Term SOFR + 2.500%)
	$1,005,579	6.276		10/28/32	1,004,955

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Food – (continued)
Snacking Investments Bidco Pty. Ltd.
(3 mo. USD Term SOFR + 3.000%)
$1,375,000	6.667%		10/29/32	$ 1,378,094

				5,883,835

Food Service – 0.1%
Aramark Services, Inc.
(1 mo. USD Term SOFR + 1.750%)
688,476	5.422		06/22/30	689,165
Golden State Food LLC
763,041	0.000	(j)	12/04/31	763,712

				1,452,877

Hand/Machine Tools – 0.1%
Alliance Laundry Systems LLC
(1 mo. USD Term SOFR + 2.250%)–(3 mo. USD Term SOFR + 2.250%)
1,053,748	5.917–5.922		08/19/31	1,053,137
Dynamo Newco II GmbH
(1 mo. USD Term SOFR + 3.250%)
641,767	6.938		09/30/31	642,171
Madison Safety & Flow LLC
(1 mo. USD Term SOFR + 2.500%)
775,000	6.174		09/26/31	776,163

				2,471,471

Health Care Products – 1.3%
Agiliti Health, Inc.
(6 mo. USD Term SOFR + 3.000%)
1,203,425	6.576		05/01/30	1,134,229
Bausch & Lomb Corp.
(1 mo. USD Term SOFR + 3.750%)
2,478,624	7.422		01/15/31	2,494,116
(1 mo. USD Term SOFR + 4.000%)
1,953,633	7.716		09/29/28	1,953,633
(1 mo. USD Term SOFR + 4.250%)
905,358	7.966		01/15/31	911,016
Carestream Health, Inc.
(3 mo. USD Term SOFR + 7.500%)
1,179,677	11.272		09/30/27	591,313
Confluent Medical Technologies, Inc.
(3 mo. USD Term SOFR + 3.000%)
857,343	6.672		02/16/29	856,812
Hopper Merger Sub, Inc.
9,325,000	0.000	(j)	01/14/33	9,253,943
Lifescan Global Corp.
(3 mo. USD Term SOFR + 5.500%)
2,366,733	9.238		12/08/30	2,362,781
Maravai Intermediate Holdings LLC
(3 mo. USD Term SOFR + 3.000%)
2,262,751	6.670		10/19/27	2,194,868
Medline Borrower LP
(1 mo. USD Term SOFR + 1.750%)
3,041,868	5.422		10/23/30	3,048,377

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Health Care Products – (continued)
QuidelOrtho Corp.
(1 mo. USD Term SOFR + 4.000%)
$533,662	7.672%	08/20/32	$ 530,327
Resonetics LLC
(3 mo. USD Term SOFR + 2.750%)
1,180,955	6.421	06/18/31	1,179,478

			26,510,893

Health Care Services – 0.8%
ADMI Corp.
(1 mo. USD Term SOFR + 3.750%)
225,000	7.536	12/23/27	214,031
Aveanna Healthcare LLC
(1 mo. USD Term SOFR + 3.750%)
1,246,875	7.422	09/17/32	1,244,618
Charlotte Buyer, Inc.
(1 mo. USD Term SOFR + 4.250%)
327,650	7.924	02/11/28	319,560
Electron BidCo, Inc.
(1 mo. USD Term SOFR + 2.500%)
1,574,493	6.172	11/01/28	1,573,517
Envision Healthcare Operating, Inc.
(1 mo. USD Term SOFR + 6.500%)
1,398,305	10.172	06/25/30	1,407,925
Global Medical Response, Inc.
(3 mo. USD Term SOFR + 3.500%)
1,684,323	7.170	10/01/32	1,688,214
LifePoint Health, Inc.
(3 mo. USD Term SOFR + 3.500%)
91,575	7.152	05/19/31	91,271
MDVIP, Inc.
(1 mo. USD Term SOFR + 3.000%)
1,444,636	6.673	10/14/31	1,445,011
Option Care Health, Inc.
(1 mo. USD Term SOFR + 1.750%)
728,739	5.422	09/22/32	729,343
Pluto Acquisition I, Inc.
(3 mo. USD Term SOFR + 5.500%)
368,343	9.189	06/20/28	370,185
Precision Medicine Group LLC
(3 mo. USD Term SOFR + 3.500%)
927,675	7.172	08/20/32	929,994
Radiology Partners, Inc.
(3 mo. USD Term SOFR + 4.500%)
428,925	8.172	06/30/32	428,848
Radnet Management, Inc.
(3 mo. USD Term SOFR + 2.250%)
1,070,548	6.072	04/18/31	1,072,026
Surgery Center Holdings, Inc.
(1 mo. USD Term SOFR + 2.500%)
1,547,354	6.172	12/19/30	1,548,468
Team Health Holdings, Inc.
(3 mo. USD Term SOFR + 4.500%)
1,438,087	8.167	06/30/28	1,438,087

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Health Care Services – (continued)
WCG Intermediate Corp.
(1 mo. USD Term SOFR + 3.000%)
$797,995	6.672%		02/25/32	$ 796,599

				15,297,697

Home Furnishings – 0.3%
AI Aqua Merger Sub, Inc.
(3 mo. USD Term SOFR + 3.000%)
3,285,089	6.652–
	6.854		07/31/28	3,284,333
Weber-Stephen Products LLC
(3 mo. USD Term SOFR + 3.750%)
3,125,000	7.411		10/01/32	3,121,094

				6,405,427

Household Products & Wares – 0.0%
Lavender Dutch BorrowerCo BV
(3 mo. USD Term SOFR + 3.250%)
645,000	6.935		12/30/32	646,613

Insurance – 2.9%
Acrisure LLC
(1 mo. USD Term SOFR + 3.000%)
4,110,942	6.672		11/06/30	4,095,526
Alera Group, Inc.
923,000	0.000	(j)	05/30/32	919,539
(1 mo. USD Term SOFR + 5.500%)
7,400,000	9.172		05/30/33	7,525,800
Alliant Holdings Intermediate LLC
(1 mo. USD Term SOFR + 2.500%)
1,111,302	6.172		09/19/31	1,107,479
AmWINS Group, Inc.
(1 mo. USD Term SOFR + 2.000%)
511,649	5.672		01/30/32	510,436
Amynta Agency Borrower, Inc.
(1 mo. USD Term SOFR + 1.500%)
700,000	6.174		12/29/31	695,408
(1 mo. USD Term SOFR + 2.750%)
240,975	6.421		12/29/31	239,394
Ardonagh Midco 3 PLC
(3 mo. USD Term SOFR + 2.750%)–(6 mo. USD Term SOFR + 2.750%)
2,362,524	6.370–6.422		02/15/31	2,352,200
Asurion LLC
(1 mo. USD Term SOFR + 5.250%)
260,646	9.036		01/20/29	260,239
(1 mo. USD Term SOFR + 4.000%)
1,371,456	7.772		08/19/28	1,372,526
(1 mo. USD Term SOFR + 4.250%)
622,115	8.022		08/19/28	622,794
162,438	7.922		09/19/30	162,553

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Insurance – (continued)
Broadstreet Partners, Inc.
(1 mo. USD Term SOFR + 2.500%)
$5,565,823	6.172–6.213%		06/13/31	$ 5,529,757
Cross Financial Corp.
(1 mo. USD Term SOFR + 2.750%)
637,512	6.422		10/31/31	636,715
Goosehead Insurance Holdings LLC
(1 mo. USD Term SOFR + 3.000%)
2,240,011	6.680		01/08/32	2,242,811
Howden Group Holdings Ltd.
1,019,480	0.000	(j)	04/18/30	1,023,212
(1 mo. USD Term SOFR + 2.750%)
2,517,852	6.422		02/15/31	2,512,615
HUB International Ltd.
(3 mo. USD Term SOFR + 2.250%)
1,224,818	5.920		06/20/30	1,223,813
Hyperion Insurance Group Ltd.
(1 mo. USD Term SOFR + 2.750%)
3,446,826	6.422		04/18/30	3,442,517
IMA Financial Group, Inc.
(1 mo. USD Term SOFR + 3.000%)
5,311,054	6.672		11/01/28	5,295,546
OneDigital Borrower LLC
(1 mo. USD Term SOFR + 3.000%)
569,221	6.672		07/02/31	567,326
Ryan Specialty Group LLC
(1 mo. USD Term SOFR + 2.000%)
690,015	5.672		09/15/31	689,443
Sedgwick Claims Management Services, Inc.
(1 mo. USD Term SOFR + 2.500%)
1,290,092	6.172		07/31/31	1,284,248
Trucordia Insurance Holdings LLC
(1 mo. USD Term SOFR + 3.250%)
5,983,125	6.922		06/17/32	5,942,021
Truist Insurance Holdings LLC
(3 mo. USD Term SOFR + 4.750%)
7,250,000	8.422		05/06/32	7,268,125
USI, Inc.
(3 mo. USD Term SOFR + 2.250%)
1,213,233	5.922		11/21/29	1,211,716
264,773	5.922		09/29/30	263,978

				58,997,737

Internet – 1.1%
Arches Buyer, Inc.
(1 mo. USD Term SOFR + 3.250%)
2,891,344	7.022		12/06/27	2,877,408
BEP Intermediate Holdco LLC
(1 mo. USD Term SOFR + 2.750%)
703,339	6.422		04/25/31	704,218
CNT Holdings I Corp.
(3 mo. USD Term SOFR + 2.500%)
2,180,983	6.167		11/08/32	2,177,013

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Internet – (continued)
MH Sub I LLC
(1 mo. USD Term SOFR + 4.250%)
$748,977	7.922%		05/03/28	$ 677,292
1,122,166	7.922		12/31/31	915,968
Polaris Purchaser, Inc.
(3 mo. USD Term SOFR + 3.500%)
1,090,833	7.167		03/03/31	1,063,563
Proofpoint, Inc.
(3 mo. USD Term SOFR + 3.000%)
9,564,776	6.672		08/31/28	9,487,110
PUG LLC
(1 mo. USD Term SOFR + 4.750%)
1,938,904	8.422		03/15/30	1,932,855
Speedster Bidco GmbH
(3 mo. USD Term SOFR + 3.250%)
1,027,257	6.686		12/11/31	1,022,121
team.blue Finco SARL
(3 mo. USD Term SOFR + 3.250%)
999,071	6.922		07/12/32	966,601

				21,824,149

Leisure Time – 0.7%
Alterra Mountain Co.
(1 mo. USD Term SOFR + 2.500%)
4,330,544	6.172		08/17/28	4,332,362
3,909,695	6.172		05/31/30	3,914,583
Bulldog Purchaser, Inc.
2,035,000	0.000	(j)	01/28/33	2,027,369
(3 mo. USD Term SOFR + 3.750%)
1,332,036	7.396		06/27/31	1,330,703
Life Time Fitness, Inc.
(1 mo. USD Term SOFR + 2.000%)
959,825	5.688		11/05/31	962,628
Recess Holdings, Inc.
(3 mo. USD Term SOFR + 3.750%)
1,087,307	7.418		02/20/30	1,090,362

				13,658,007

Lodging – 0.3%
Fertitta Entertainment LLC
(1 mo. USD Term SOFR + 3.250%)
1,572,718	6.922		01/27/29	1,568,078
Four Seasons Hotels Ltd.
(1 mo. USD Term SOFR + 1.750%)
711,633	5.422		09/22/32	715,668
Station Casinos LLC
(1 mo. USD Term SOFR + 2.000%)
504,037	5.672		03/14/31	503,986
Turquoise Topco Ltd.
2,343,126	0.000	(j)	12/30/32	2,328,482

				5,116,214

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Machinery - Construction & Mining – 0.1%
WEC U.S. Holdings Ltd.
(1 mo. USD Term SOFR + 2.000%)
$1,166,374	5.700%		01/27/31	$1,164,519

Machinery-Diversified – 1.7%
Arcline FM Holdings LLC
(3 mo. USD Term SOFR + 2.750%)
1,271,460	6.422		06/23/30	1,273,252
Bettcher Industries, Inc.
(3 mo. USD Term SOFR + 4.000%)
1,034,042	7.672		12/14/28	1,042,448
CD&R Hydra Buyer, Inc.
(1 mo. USD Term SOFR + 4.000%)
762,994	7.772		03/25/31	759,659
Chart Industries, Inc.
(3 mo. USD Term SOFR + 2.500%)
6,509,463	6.161		03/15/30	6,515,582
Columbus McKinnon Corp.
2,950,000	0.000	(j)	01/21/33	2,927,875
(3 mo. USD Term SOFR + 2.500%)
1,994,181	6.172		05/14/28	1,981,718
Engineered Machinery Holdings, Inc.
(3 mo. USD Term SOFR + 0.500%)
66,912	6.922		11/26/32	67,127
(3 mo. USD Term SOFR + 3.250%)
2,540,352	6.922		11/26/32	2,548,507
(3 mo. USD Term SOFR + 6.000%)
750,000	9.934		05/21/29	753,750
INNIO Group Holding GmbH
(1 mo. USD Term SOFR + 2.250%)
1,629,162	5.925		11/02/28	1,627,837
LSF12 Helix Parent LLC
1,578,000	0.000	(j)	01/21/33	1,572,082
Pro Mach Group, Inc.
(1 mo. USD Term SOFR + 2.750%)
3,100,000	6.422		10/15/32	3,098,853
Project Castle, Inc.
(6 mo. USD Term SOFR + 5.500%)
1,408,060	9.361		06/01/29	704,030
Roper Industrial Products Investment Co. LLC
(3 mo. USD Term SOFR + 2.750%)
3,425,695	6.422		11/22/29	3,422,372
SPX Flow, Inc.
(1 mo. USD Term SOFR + 2.750%)
1,327,947	6.422		04/05/29	1,327,602
TK Elevator Midco GmbH
(6 mo. USD Term SOFR + 2.750%)
3,932,734	6.377		04/30/30	3,939,420
Victory Buyer LLC
(1 mo. USD Term SOFR + 3.750%)
1,454,348	7.536		11/19/28	1,460,588

				35,022,702

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Media – 0.4%
Century De Buyer LLC
(3 mo. USD Term SOFR + 3.000%)
	$969,916	6.667%		10/30/30	$960,945
EW Scripps Co.
(1 mo. USD Term SOFR + 5.750%)
	538,863	9.540		06/30/28	543,131
Gray Television, Inc.
(1 mo. USD Term SOFR + 3.000%)
	214,494	6.814		12/01/28	213,383
(1 mo. USD Term SOFR + 5.250%)
	5,300	8.950		06/04/29	5,297
NEP Group, Inc.
(1 mo. USD Term SOFR + 4.500%)
	2,137,485	8.172		10/17/31	1,951,417
Telenet Financing USD LLC
(1 mo. USD Term SOFR + 2.000%)
	2,109,231	5.795		04/28/28	2,083,751
Virgin Media Bristol LLC
(6 mo. USD Term SOFR + 3.175%)
	642,124	7.052		03/31/31	629,615
WideOpenWest Finance LLC
(3 mo. USD Term SOFR + 3.000%)
	283,203	6.929		12/11/28	259,697
(3 mo. USD Term SOFR + 7.000%)
	397,103	10.929		12/11/28	402,778

					7,050,014

Metal Fabricate & Hardware – 0.3%
Crosby U.S. Acquisition Corp.
(1 mo. USD Term SOFR + 3.500%)
	5,135,382	7.172		08/16/29	5,134,560

Miscellaneous Manufacturing – 0.3%
CoorsTek, Inc.
(3 mo. USD Term SOFR + 3.000%)
	655,000	6.671		10/28/32	656,362
LTI Holdings, Inc.
(1 mo. USD Term SOFR + 3.750%)
	4,198,225	7.422		07/29/29	4,203,893
Touchdown Acquirer, Inc.
(3 mo. USD Term SOFR + 2.750%)
	849,222	6.572		02/21/31	848,424

					5,708,679

Oil & Gas – 0.2%
Par Petroleum LLC
(3 mo. USD Term SOFR + 3.250%)
	646,683	6.955		02/28/30	647,220
Pasadena Performance Products LLC
(3 mo. USD Term SOFR + 3.250%)
	2,820,820	6.922		02/27/32	2,817,294

					3,464,514

Packaging – 0.7%
Albea Beauty Holdings SA
EUR	1,000,000	0.000	(j)	12/31/27	1,158,679

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Packaging – (continued)
BradyPlus Holdings LLC
(3 mo. USD Term SOFR + 3.500%)
$2,535,000	7.172%		12/29/32	$2,518,092
Brook & Whittle Holding Corp.
(3 mo. USD Term SOFR + 4.500%)
1,248,461	8.494		12/14/30	724,107
(3 mo. USD Term SOFR + 6.500%)
218,787	10.344		12/14/30	220,155
Charter NEX U.S., Inc.
(1 mo. USD Term SOFR + 2.500%)
1,478,852	6.188		11/29/30	1,478,231
Graham Packaging Co., Inc.
100,000	0.000	(j)	01/14/33	99,833
LABL, Inc.
(3 mo. USD Term SOFR + 5.000%)
4,480,482	8.767		10/30/28	2,036,917
Pregis TopCo Corp.
(1 mo. USD Term SOFR + 4.000%)
993,568	7.672		02/01/29	995,584
Pretium Packaging LLC
(3 mo. USD Term SOFR + 4.600%)
1,790,301	8.501		10/02/28	731,231
Proampac PG Borrower LLC
(3 mo. USD Term SOFR + 4.000%)
1,968,194	7.878		09/15/28	1,967,367
Trident TPI Holdings, Inc.
(3 mo. USD Term SOFR + 3.750%)
1,485,562	7.422		09/15/28	1,397,513

				13,327,709

Pharmaceuticals – 1.3%
Alkermes, Inc.
650,000	0.000	(e)(j)	01/28/31	651,625
Bausch Health Cos., Inc.
(1 mo. USD Term SOFR + 6.250%)
611,925	9.922		10/08/30	595,929
Covetrus, Inc.
(3 mo. USD Term SOFR + 5.000%)
7,419,637	8.672		10/13/29	7,096,364
Curium BidCo SARL
(3 mo. USD Term SOFR + 3.000%)
2,829,231	6.672		08/04/31	2,835,116
Gainwell Acquisition Corp.
(3 mo. USD Term SOFR + 4.000%)
10,790,715	7.772		10/01/27	10,287,113
Grifols Worldwide Operations USA, Inc.
(3 mo. USD Term SOFR + 2.000%)
562,931	5.972		11/15/27	561,974
Lannett Co., Inc.
(Fixed + 2.000%)
302,810	2.000	(e)	06/16/30	302,810
Sharp Services LLC
(3 mo. USD Term SOFR + 3.000%)
1,556,604	6.672		09/29/32	1,559,530

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Pharmaceuticals – (continued)
Southern Veterinary Partners LLC
(1 mo. USD Term SOFR + 2.500%)
$1,517,447	6.173%		12/04/31	$1,515,398

				25,405,859

Pipelines – 1.1%
AL GCX Holdings LLC
(1 mo. USD Term SOFR + 2.250%)
1,040,000	5.925		12/17/32	1,037,774
AL NGPL Holdings LLC
650,000	0.000	(j)	12/09/30	650,540
BCP Renaissance Parent LLC
(3 mo. USD Term SOFR + 2.500%)
1,583,618	6.172		10/31/28	1,576,888
BIP PipeCo Holdings LLC
325,000	0.000	(j)	12/06/30	325,000
CPPIB OVM Member U.S. LLC
310,000	0.000	(j)	08/20/31	309,944
(3 mo. USD Term SOFR + 2.500%)
1,554,489	6.172		08/20/31	1,554,209
CQP Holdco LP
(1 mo. USD Term SOFR + 1.750%)
758,919	5.422		12/31/32	755,337
Freeport LNG Investments LLLP
4,107,000	0.000	(j)	01/29/33	4,091,599
(3 mo. USD Term SOFR + 3.000%)
3,889,739	6.929		11/16/26	3,886,510
(3 mo. USD Term SOFR + 3.250%)
145,315	6.918		12/21/28	145,314
GIP Pilot Acquisition Partners LP
(3 mo. USD Term SOFR + 2.000%)
985,310	5.646		10/04/30	985,005
M6 ETX Holdings II Midco LLC
(1 mo. USD Term SOFR + 2.500%)
799,781	6.172		04/01/32	799,445
Oryx Midstream Services Permian Basin LLC
(1 mo. USD Term SOFR + 2.250%)
1,307,295	5.924		10/05/28	1,306,929
Prairie ECI Acquiror LP
(1 mo. USD Term SOFR + 3.750%)
1,379,249	7.422		08/01/29	1,378,959
TransMontaigne Operating Co. LP
(1 mo. USD Term SOFR + 2.500%)
755,022	6.172		11/17/28	753,807
Traverse Midstream Partners LLC
(3 mo. USD Term SOFR + 2.500%)
1,496,573	6.167		02/16/28	1,496,573
Whitewater Matterhorn Holdings LLC
(3 mo. USD Term SOFR + 1.750%)
957,600	5.417		06/16/32	953,262

				22,007,095

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Real Estate – 0.4%
CoreLogic, Inc.
(1 mo. USD Term SOFR + 6.500%)
$4,225,000	10.286%		06/04/29	$4,172,187
(1 mo. USD Term SOFR + 3.500%)
2,928,877	7.286		06/02/28	2,919,124
Hill Top Energy Center LLC
(3 mo. USD Term SOFR + 3.250%)
762,531	6.922		06/26/32	762,767

				7,854,078

Real Estate Investment Trust – 0.1%
CHPPR Midco, Inc.
(3 mo. USD Term SOFR + 8.750%)
847,616	12.750		12/31/29	846,556
RLJ Lodging Trust LP
(1 mo. USD Term SOFR + 1.950%)
596,230	5.724	(e)	05/10/26	575,362

				1,421,918

Retail – 0.8%
1011778 BC Unlimited Liability Co.
(1 mo. USD Term SOFR + 1.750%)
147,519	5.422		09/20/30	147,002
Dominion Diamond(e)
(Fixed + 10.000%)
25,308	10.000		02/02/26	25,308
(Fixed + 10.500%)
479,091	10.000		06/30/26	363,630
Great Outdoors Group LLC
(1 mo. USD Term SOFR + 3.250%)
989,256	6.922		01/23/32	988,020
IRB Holding Corp.
(1 mo. USD Term SOFR + 2.500%)
1,051,046	6.172		12/16/30	1,050,342
Johnstone Supply LLC
(1 mo. USD Term SOFR + 2.500%)
492,601	6.177		06/09/31	492,262
K-Mac Holdings Corp.
(1 mo. USD Term SOFR + 3.250%)
1,116,570	6.922		07/21/28	1,117,965
Kodiak Building Partners, Inc.
(1 mo. USD Term SOFR + 3.750%)
584,732	7.422		12/04/31	573,844
LBM Acquisition LLC
(1 mo. USD Term SOFR + 3.750%)
1,040,585	7.521		06/06/31	999,565
Pacific Bells LLC
(3 mo. USD Term SOFR + 3.750%)
498,750	7.422		11/13/28	499,787
Peer Holding III BV
395,000	0.000	(j)	09/29/32	394,506
(3 mo. USD Term SOFR + 2.500%)
576,210	6.172		10/28/30	575,490

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Retail – (continued)
PetSmart, Inc.
(1 mo. USD Term SOFR + 4.000%)
$125,000	7.671%		08/18/32	$124,813
Raising Cane’s Restaurants LLC
(1 mo. USD Term SOFR + 2.000%)
845,000	5.688		11/03/32	842,364
Specialty Building Products Holdings LLC
(1 mo. USD Term SOFR + 3.750%)
1,898,203	7.522		10/16/28	1,797,446
Tacala LLC
(1 mo. USD Term SOFR + 3.000%)
1,984,975	6.672		01/31/31	1,986,960
Whatabrands LLC
(1 mo. USD Term SOFR + 2.500%)
2,705,443	6.172		08/03/28	2,700,573
White Cap Buyer LLC
(1 mo. USD Term SOFR + 3.250%)
994,962	6.922		10/19/29	991,858

				15,671,735

Software – 3.7%
Applied Systems, Inc.
(3 mo. USD Term SOFR + 2.500%)
1,260,625	6.172		02/24/31	1,249,393
(3 mo. USD Term SOFR + 4.500%)
3,323,000	8.172		02/23/32	3,353,638
Athenahealth Group, Inc.
(1 mo. USD Term SOFR + 2.750%)
1,877,615	6.422		02/15/29	1,851,404
Avalara, Inc.
(3 mo. USD Term SOFR + 2.750%)
1,304,041	6.422		03/26/32	1,275,782
Avaya, Inc.
(1 mo. USD Term SOFR + 7.500%)
1,651,865	11.172		08/01/28	1,511,968
BCPE Pequod Buyer, Inc.
(3 mo. USD Term SOFR + 2.750%)
2,493,438	6.417		11/25/31	2,479,923
Bending Spoons U.S., Inc.
(1 mo. USD Term SOFR + 5.875%)
1,215,165	9.550		03/07/31	1,169,597
Calabrio, Inc.
(3 mo. USD Term SOFR + 4.000%)
276,368	7.835	(e)	11/26/32	253,223
Cast & Crew Payroll LLC
(3 mo. USD Term SOFR + 3.750%)
1,415,362	7.417		12/29/28	871,863
CCC Intelligent Solutions, Inc.
(1 mo. USD Term SOFR + 2.000%)
857,392	5.672		01/23/32	848,818
Central Parent, Inc.
(3 mo. USD Term SOFR + 3.250%)
2,660,726	6.922		07/06/29	2,122,886

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Software – (continued)
Clearwater Analytics LLC
(1 mo. USD Term SOFR + 2.000%)
$710,719	5.673%		04/21/32	$ 708,942
Cloud Software Group, Inc.
(3 mo. USD Term SOFR + 3.250%)
268,377	6.922		03/21/31	259,907
1,081,696	6.922		08/13/32	1,047,893
ConnectWise LLC
(3 mo. USD Term SOFR + 3.500%)
1,601,820	7.434		09/29/28	1,540,422
Cotiviti Corp.
(Fixed + 7.625%)
800,000	7.625		05/01/31	744,504
Darktrace PLC
(3 mo. USD Term SOFR + 3.250%)
726,195	6.898		10/09/31	706,225
(3 mo. USD Term SOFR + 5.250%)
355,000	8.898		10/09/32	349,824
Databricks, Inc.
(1 mo. USD Term SOFR + 4.500%)
491,572	8.188	(e)	01/05/32	494,030
Dayforce, Inc.
1,266,000	0.000	(j)	08/20/32	1,228,020
(3 mo. USD Term SOFR + 2.000%)
6,226,738	5.667		03/01/31	6,211,171
Disco Parent, Inc.
(3 mo. USD Term SOFR + 3.000%)
1,290,000	6.822		08/06/32	1,280,325
DTI Holdco, Inc.
(1 mo. USD Term SOFR + 4.000%)
1,058,866	7.672		04/26/29	989,712
Ellucian Holdings, Inc.
(1 mo. USD Term SOFR + 2.500%)
1,462,695	6.172		10/08/29	1,444,777
(1 mo. USD Term SOFR + 4.750%)
8,247,888	8.422		11/22/32	8,052,001
Entrata, Inc.
(1 mo. USD Term SOFR + 3.000%)
803,385	6.672		09/30/32	799,368
Epicor Software Corp.
(1 mo. USD Term SOFR + 2.500%)
760,456	6.172		05/30/31	754,281
EverCommerce, Inc.
(1 mo. USD Term SOFR + 2.250%)
188,315	5.922		07/07/31	187,703
Inmar, Inc.
(1 mo. USD Term SOFR + 4.500%) – (3 mo. USD Term SOFR + 4.500%)
902,379	8.167–8.172		10/30/31	888,094
Instructure Holdings, Inc.
(3 mo. USD Term SOFR + 2.750%)
1,112,136	6.411–6.444		11/13/31	1,092,673

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Software – (continued)
Marcel LUX IV SARL
(1 mo. USD Term SOFR + 3.000%)
$1,375,921	6.660	%(e)	11/12/30	$ 1,362,162
Mermaid Bidco, Inc.
(3 mo. USD Term SOFR + 3.250%)
1,171,735	7.151		07/03/31	1,149,765
Modena Buyer LLC
(3 mo. USD Term SOFR + 4.250%)
365,256	7.917		07/01/31	347,296
Motus LLC
(3 mo. USD Term SOFR + 3.750%)
739,818	7.422	(e)	12/11/28	717,624
PointClickCare Technologies, Inc.
(3 mo. USD Term SOFR + 2.750%)
1,339,354	6.422		11/03/31	1,329,872
Polaris Newco LLC
(3 mo. USD Term SOFR + 3.750%)
6,051,326	7.679		06/02/28	5,564,981
Project Boost Purchaser LLC
(3 mo. USD Term SOFR + 2.750%)
913,478	6.422		07/16/31	896,186
Project Ruby Ultimate Parent Corp.
540,000	0.000	(e)(j)	03/12/29	540,000
(1 mo. USD Term SOFR + 2.750%)
2,246,092	6.536		03/10/28	2,227,854
PushPay USA, Inc.
(6 mo. USD Term SOFR + 3.750%)
1,095,840	7.622		08/15/31	1,088,991
Quickbase, Inc.
(1 mo. USD Term SOFR + 3.250%)
536,086	6.922		10/02/28	526,035
RealPage, Inc.
(3 mo. USD Term SOFR + 3.000%)
1,934,029	6.934		04/24/28	1,908,132
(3 mo. USD Term SOFR + 3.750%)
4,331,731	7.422		04/24/28	4,286,854
Skopima Merger Sub, Inc.
(1 mo. USD Term SOFR + 3.750%)
559,109	7.422		05/12/28	476,920
SS&C Technologies, Inc.
(1 mo. USD Term SOFR + 2.000%)
1,017,000	5.672		05/09/31	1,016,074
UKG, Inc.
(3 mo. USD Term SOFR + 2.500%)
908,610	6.167		02/10/31	884,759
VS Buyer LLC
(3 mo. USD Term SOFR + 2.250%)
1,227,730	5.917		04/12/31	1,212,383
Waystar Technologies, Inc.
(1 mo. USD Term SOFR + 2.000%)
960,606	5.672		10/22/29	954,603
X.AI Corp.
1,005,000	0.000	(j)	06/28/30	1,047,880

				73,306,738

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Telecommunications – 0.6%
Delta TopCo, Inc.
(3 mo. USD Term SOFR + 2.750%)
	$676,811	6.402–6.440%	11/30/29	$ 658,077
(3 mo. USD Term SOFR + 5.250%)
	681,000	8.902–8.940	11/29/30	650,069
Ensono LP
(1 mo. USD Term SOFR + 4.000%)
	1,658,084	7.786	05/26/28	1,633,213
Lumen Technologies, Inc.
(1 mo. USD Term SOFR + 6.000%)
	440,951	9.716	06/01/28	441,722
(1 mo. USD Term SOFR + 2.350%)
	433,083	6.136	04/16/29	431,675
	823,320	6.136	04/15/30	820,644
Nuuday AS
(3 mo. EUR EURIBOR + 6.500%)
EUR	400,000	8.582	02/03/28	476,411
Syniverse Holdings, Inc.
(3 mo. USD Term SOFR + 7.000%)
	$987,245	10.672	05/13/27	953,106
Zayo Group Holdings, Inc.
(1 mo. USD Term SOFR + 3.000%)
	6,308,642	6.786	03/11/30	6,065,949

				12,130,866

Transportation – 0.1%
First Student Bidco, Inc.
(3 mo. USD Term SOFR + 2.500%)
	1,597,253	6.172	08/15/30	1,594,041
Student Transportation of America Holdings, Inc.
(3 mo. USD Term SOFR + 2.750%)
	651,858	6.402	06/24/32	654,504

				2,248,545

TOTAL BANK LOANS (Cost $608,313,842)				$ 597,277,127

Sovereign Debt Obligations – 2.5%
Egyptian Pound – 0.2%
Egypt Government International Bonds
	$2,112,000	8.500%	01/31/47	$2,040,562
Egypt Treasury Bills(h)
EGP	25,225,000	26.400	03/10/26	523,323
	15,150,000	24.100	07/21/26	290,171
	15,150,000	24.100	07/28/26	288,701
	5,775,000	25.879	09/01/26	107,867
	22,425,000	25.880	09/08/26	417,142
	29,950,000	0.000	01/26/27	517,010

				4,184,776

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Euro – 0.3%
Ivory Coast Government International Bonds
EUR	830,000	5.875%		10/17/31	$ 1,007,821
Mexico Government International Bonds(a)
	880,000	3.875		05/16/31	1,042,238
Republic of Uzbekistan International Bonds
	385,000	5.100		02/25/29	471,743
Romania Government International Bonds
	445,000	5.625		05/30/37	531,437
Senegal Government International Bonds
	2,223,000	4.750		03/13/28	1,938,409

					4,991,648

Nigerian Naira – 0.1%
Nigeria Government Bonds
NGN	1,029,472,000	18.500		02/21/31	784,524

Turkish Lira – 0.0%
Turkiye Government Bonds
TRY	12,477,295	30.000		09/12/29	283,405
	12,857,249	27.700		09/27/34	294,179

					577,584

United States Dollar – 1.9%
Argentina Republic Government International Bonds(a)(k)
	$698,973	0.750		07/09/30	592,729
	2,625,504	4.125		07/09/35	2,037,391
	920,000	3.500		07/09/41	667,000
Bahamas Government International Bonds
	700,000	8.250		06/24/36	783,230
Bahrain Government International Bonds
	266,000	5.250		01/25/33	247,912
	268,000	5.625		05/18/34	250,162
Bermuda Government International Bonds(a)
	980,000	5.000		07/15/32	986,615
Brazil Government International Bonds
	1,050,000	7.125		05/13/54	1,047,900
Chile Government International Bonds(a)
	514,000	5.650		01/13/37	542,594
	853,000	4.340		03/07/42	759,170
Colombia Government International Bonds(a)
	569,000	6.500		01/21/33	565,301
	700,000	8.500		04/25/35	771,400
	792,000	8.375		11/07/54	837,144
Costa Rica Government International Bonds
	250,000	6.125		02/19/31	261,250
	250,000	6.550	(a)	04/03/34	270,500
	200,000	7.000		04/04/44	217,863
	202,000	7.158		03/12/45	221,465
Dominican Republic International Bonds
	1,387,000	5.875	(a)	10/28/35	1,384,226
	740,000	6.950	(a)	03/15/37	791,800
	492,000	6.850		01/27/45	511,188
	323,000	5.875		01/30/60	287,430
Ecuador Government International Bonds
	403,000	8.750	(b)	01/29/34	407,223

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Ecuador Government International Bonds – (continued)
$112,988	6.900	%(k)	07/31/35	$ 103,384
280,000	9.250	(b)	01/29/39	287,700
1,095,000	5.000	(k)	07/31/40	904,470
El Salvador Government International Bonds(a)
150,000	9.500		07/15/52	170,426
460,000	9.650		11/21/54	524,947
Guatemala Government Bonds(a)
243,000	6.600		06/13/36	260,010
Hungary Government International Bonds
465,000	6.750		09/25/52	493,133
Ivory Coast Government International Bonds
1,440,000	8.250		01/30/37	1,547,654
Mexico Government International Bonds(a)
788,000	5.625		02/09/34	786,424
Nigeria Government International Bonds(b)
467,000	8.631		01/13/36	498,961
467,000	9.130		01/13/46	500,857
Paraguay Government International Bonds(a)
1,435,000	5.850		08/21/33	1,501,010
Peru Government International Bonds(a)
735,000	5.375		02/08/35	748,230
Republic of South Africa Government International Bonds
2,230,000	6.300		06/22/48	1,999,195
1,025,000	7.300		04/20/52	1,011,675
990,000	7.950	(b)	11/19/54	1,037,832
Republic of Uzbekistan International Bonds
455,000	7.850		10/12/28	487,137
200,000	5.375		02/20/29	201,026
540,000	3.700		11/25/30	503,634
Romania Government International Bonds
1,794,000	6.000		05/25/34	1,825,395
524,000	5.750		03/24/35	520,070
Saudi Government International Bonds
1,150,000	4.500		10/26/46	968,300
1,250,000	5.750		01/16/54	1,212,500
Senegal Government International Bonds
1,450,000	6.250		05/23/33	833,467
750,000	6.750		03/13/48	400,313
Trinidad & Tobago Government International Bonds(a)(b)
1,196,000	6.500		01/28/36	1,190,642
Turkiye Government International Bonds
435,000	7.125		02/12/32	454,358
955,000	7.250		05/29/32	1,000,964
Ukraine Government International Bonds(k)
283,473	4.500		02/01/29	219,975
1,235,000	0.000		02/01/34	602,062
225,000	4.500		02/01/35	138,600
230,000	4.500		02/01/36	139,610

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Zambia Government International Bonds
	$1,648,741	0.500%	12/31/53	$ 1,183,796

				38,699,250

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $48,622,492)				$ 49,237,782

Asset-Backed Securities(a)(b)(c) – 1.9%
Collateralized Loan Obligations – 1.9%
AIMCO CLO 14 Ltd. Series 2021-14A, Class E1R (3 mo. USD Term SOFR + 4.800%)
	$250,000	8.468%	10/20/38	$ 252,554
AIMCO CLO 28 Ltd. Series 2025-28A, Class E (3 mo. USD Term SOFR + 4.600%)
	250,000	8.347	01/16/39	251,756
Barings Loan Partners CLO Ltd. 5 Series LP-5A, Class A (3 mo. USD Term SOFR + 1.220%)
	7,000,000	4.888	01/20/35	7,012,313
Benefit Street Partners CLO XXI Ltd. Series 2020-21A, Class ER2 (3 mo. USD Term SOFR + 4.950%)
	250,000	8.622	01/15/39	253,306
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A, Class E (3 mo. USD Term SOFR + 6.980%)
	250,000	10.648	01/25/36	250,000
Carlyle U.S. CLO Ltd. Series 2021-4A, Class E (3 mo. USD Term SOFR + 6.862%)
	250,000	10.529	04/20/34	251,343
Carlyle U.S. CLO Ltd. Series 2025-5A, Class E (3 mo. USD Term SOFR + 4.950%)
	250,000	8.600	01/15/39	253,423
CIFC Funding Ltd. Series 2021-3A, Class ER (3 mo. USD Term SOFR + 4.850%)
	250,000	8.522	10/15/38	252,562
CIFC Funding Ltd. Series 2023-1A, Class ER (3 mo. USD Term SOFR + 4.700%)
	250,000	8.372	10/15/38	252,760
CIFC Funding Ltd. Series 2021-2A, Class A1R (3 mo. USD Term SOFR + 1.200%)
	14,000,000	4.872	01/15/39	14,043,344
CIFC Funding Ltd. Series 2025-8A, Class E (3 mo. USD Term SOFR + 4.750%)
	250,000	8.421	01/24/39	252,259
Elmwood CLO 46 Ltd. Series 2025-9A, Class E (3 mo. USD Term SOFR + 5.000%)
	250,000	8.683	01/17/39	253,821
GoldenTree Loan Management Eur CLO 7 DAC Series 7A, Class ER (-1X 3 mo. EUR EURIBOR + 4.500%)
EUR	250,000	0.000	07/20/37	296,337
KKR CLO 59 Ltd. Series 2025-59A, Class E (3 mo. USD Term SOFR + 5.350%)
	$250,000	9.029	01/15/39	253,378

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a)(b)(c) – (continued)
Collateralized Loan Obligations – (continued)
Lighthouse Park CLO Ltd. Series 2025-1A, Class E (3 mo. USD Term SOFR + 4.650%)
	$250,000	8.571%	10/24/37	$ 250,394
Madison Park Funding LXXV Ltd. Series 2025-75A, Class E (3 mo. USD Term SOFR + 5.100%)
	250,000	8.762	01/17/39	251,736
Magnetite XXVII Ltd. Series 2020-27A, Class ERR (3 mo. USD Term SOFR + 4.750%)
	250,000	8.418	10/20/38	252,912
Magnetite XXXVII Ltd. Series 2023-37A, Class ER (3 mo. USD Term SOFR + 4.700%)
	250,000	8.368	10/25/38	253,452
OHA Credit Funding 16-R Ltd. Series 2023-16RA, Class E (3 mo. USD Term SOFR + 4.600%)
	250,000	8.268	10/20/38	251,783
OHA Credit Funding 17 Ltd. Series 2024-17A, Class D1 (3 mo. USD Term SOFR + 3.300%)
	250,000	6.968	04/20/37	250,109
Palmer Square European CLO DAC Series 2026-1A, Class E (-1X 3 mo. EUR EURIBOR + 4.600%)
EUR	250,000	0.000	04/15/39	296,337
Penta CLO 21 DAC Series 2025-21A, Class E (3 mo. EUR EURIBOR + 5.300%)
	250,000	7.362	02/16/39	297,693
RR 18 Ltd. Series 2021-18A, Class DR (3 mo. USD Term SOFR + 4.900%)
	$250,000	8.572	07/15/40	252,869
RR 42 Ltd. Series 2025-42A, Class DR (3 mo. USD Term SOFR + 5.100%)
	460,000	8.772	10/15/40	463,324
Sixth Street CLO 31 Ltd. Series 2025-31A, Class E (3 mo. USD Term SOFR + 4.700%)
	250,000	8.374	01/17/39	251,640
Trestles CLO VI Ltd. Series 2023-6A, Class A1R (3 mo. USD Term SOFR + 1.180%)
	10,500,000	4.848	04/25/38	10,506,289
Trimaran CAVU Ltd. Series 2025-3A, Class E (3 mo. USD Term SOFR + 5.750%)
	250,000	9.323	01/22/39	250,604
Voya CLO Ltd. Series 2022-3A, Class ER2 (3 mo. USD Term SOFR + 4.750%)
	271,000	8.418	10/20/36	271,370

				38,229,668

TOTAL ASSET-BACKED SECURITIES (Cost $38,082,970)				$ 38,229,668

Shares	Description	Value

Common Stocks – 0.3%
Chemicals(e)(f) – 0.1%
80,232	Cornerstone Chemical Reorg Equity	$ 1,470,652

Shares	Description	Value

Common Stocks – (continued)
Diversified Consumer Services(f) – 0.0%
7,679	Premier Brands Group Holding	$ 11,042

Diversified Telecommunication Services – 0.0%
14,518	Uniti Group, Inc.	120,790

Energy Equipment & Services(f) – 0.1%
73,839	Enviva, Inc.	1,052,206

Financial Services(e)(f) – 0.0%
31,117	Ardagh Holdings SA	217,819
240	Voyager Aviation Holdings LLC	—

		217,819

Health Care Equipment & Supplies(f) – 0.0%
47,389	Envision Parent, Inc.	710,835

Health Care Providers & Services(f) – 0.0%
4,117	Air Methods Corp.	387,855
6,972	Lifescan Global Corp.	123,753

		511,608

Media(f) – 0.0%
2,505	Audacy Capital LLC Class A	9,394
1,128	Beasley Broadcast Group, Inc. Class A	5,651

		15,045

Metals & Mining(e)(f) – 0.0%
627	Arctic Canadian Diamond Co. Ltd.	12,180
1,239,530	Burgundy Diamond Mines Ltd.	14,674
7,732	Tacora Restructure	7,732

		34,586

Passenger Airlines(f) – 0.0%
32,972	Spirit Aviation Holdings, Inc.	9,892

Pharmaceuticals(e)(f) – 0.0%
65,267	Lannett Co., Inc.	776,677

Professional Services(f) – 0.1%
61,506	Avaya Holdings Corp.	893,375
865	Skillsoft Corp.	7,828

		901,203

Real Estate Investment Trusts(f) – 0.0%
21,767	Luxco Co. Ltd.	409,676

Semiconductors & Semiconductor Equipment(f) – 0.0%
18,377	Bright Bidco BV	6,432

Software(e)(f) – 0.0%
42	Mavenir PLC	—

Specialty Retail(e)(f) – 0.0%
7,504	GTRC Reorg Equity	617,129

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail(e)(f) – (continued)
343	Rite Aid Corp.(g)	$ —

		617,129

Wireless Telecommunication Services(f) – 0.0%
5,606	IQOR US, Inc.	8,409
93	Windstream Holdings II LLC(e)	87,989
2,828	Windstream Holdings, Inc.(e)	18,382

		114,780

TOTAL COMMON STOCKS (Cost $7,178,024)		$ 6,980,372

Units	Expiration Date	Value

Warrants(f) – 0.0%
Audacy, Inc.(e)
3,036	12/31/99	$ 30
Avation PLC
20,510	10/31/26	11,226
Guitar Center, Inc.(e)
3,972	12/31/99	81,790
Spirit Aviation Holdings, Inc.
3,972	12/31/99	219

TOTAL WARRANTS (Cost $207,713)		$ 93,265

Shares	Dividend Rate	Value

Preferred Stocks(e) – 0.0%
Financial Services – 0.0%
Voyager Aviation Holdings LLC
1,441	0.000%	$ —

Specialty Retail – 0.0%
Guitar Center, Inc.
103	0.000	4,936

TOTAL PREFERRED STOCKS (Cost $84,145)		$ 4,936

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 1.2%
U.S. Treasury Bills(h)
$2,000,000	0.000%	02/19/26	$ 1,996,603
670,000	0.000	02/19/26	668,862
U.S. Treasury Notes
4,470,000	4.625	03/15/26	4,473,317
6,905,000	0.875	06/30/26	6,827,319

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Notes – (continued)
$9,126,000	3.750%	06/30/27	$ 9,153,449

TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,118,946)			$ 23,119,550

Shares	Description	Value

Exchange Traded Funds – 2.6%
640,454	iShares iBoxx $ High Yield Corporate Bond ETF	$ 51,953,629
(Cost $51,588,570)

Shares	Dividend Rate	Value

Investment Company(l) – 7.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
156,181,812	3.590%	$ 156,181,812
(Cost $156,181,812)

TOTAL INVESTMENTS – 101.7% (Cost $2,032,230,471)		$2,033,406,960

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%		(34,563,150)

NET ASSETS – 100.0%		$1,998,843,810

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on January 31, 2026.

(d)	Pay-in-kind securities.

(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(f)	Security is currently in default and/or non-income producing.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

(g)	Restricted securities are not registered under the Securities Act of 1933, as amended, and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of Restricted securities amounts to $114, which represents approximately 0.0% of the Fund’s net assets as of January 31, 2026. See additional details below:

Restricted Security	Acquisition Date	Cost
Chesapeake Energy Corp.	12/06/19	$—
Chesapeake Energy Corp.	06/21/19	—
Neiman Marcus Group Ltd. LLC	04/23/18	605,000
Rite Aid Corp.	09/04/24	3
Rite Aid Corp.	09/04/24	21,392

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on January 31, 2026. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(k)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on January 31, 2026.

(l)	Represents an affiliated issuer.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At January 31, 2026, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Air Comm Corp. LLC due 12/11/31	$46,045	$46,045	$—
Archkey Solutions LLC due 11/01/31	102,995	103,735	1,123
Chicago U.S. Midco III LP due 11/01/32	108,621	108,282	(70)
Databricks, Inc. due 01/03/31	108,428	109,241	601
Databricks, Inc. due 01/05/32	405,000	407,025	2,025
Engineered Machinery Holdings, Inc. due 11/26/32	2,909	2,919	9
Kaman Corp. due 02/26/32	133,372	133,233	(185)
Pinnacle Buyer LLC due 10/01/32	346,236	346,236	71
Raven Acquisition Holdings LLC due 11/19/31	50,234	49,846	(554)
Student Transportation of America Holdings, Inc. due 06/24/32	45,032	45,215	183
USALCO LLC due 09/30/31	104,690	104,396	(481)

TOTAL	$1,453,562	$1,456,173	$2,722

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	EUR	454,000	USD	535,810	04/16/26	$4,320
	USD	686,277	EUR	572,000	04/16/26	5,760
Citibank NA	EUR	245,000	USD	289,368	03/18/26	1,713
	GBP	2,010,000	USD	2,718,628	04/22/26	31,425
	KZT	1,290,010,000	USD	2,269,945	02/27/26	270,362
	NGN	2,127,935,117	USD	1,265,875	09/16/26	158,605
	USD	4,621,662	EUR	3,850,000	04/22/26	40,112
HSBC Bank PLC	THB	80,199,916	USD	2,553,780	03/18/26	3,220
	TRY	50,000,000	USD	1,069,488	03/18/26	40,123
	TRY	41,897,171	USD	852,982	06/17/26	15,726
MS & Co. Int. PLC	EUR	1,500,000	USD	1,765,575	03/16/26	16,361
	EUR	269,000	USD	316,330	04/16/26	3,703
Standard Chartered Bank	EUR	442,470	USD	523,167	03/18/26	2,526
	NGN	1,006,025,000	USD	596,163	03/18/26	114,056
	NGN	1,006,025,000	USD	572,826	06/17/26	119,155
	NGN	2,104,374,368	USD	1,248,887	09/16/26	159,821

TOTAL						$986,988

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	USD	25,283,703	EUR	21,532,000	04/16/26	$(333,230)
	USD	3,742,353	GBP	2,777,000	04/16/26	(57,130)
Citibank NA	USD	69,521,963	EUR	59,508,824	04/22/26	(1,294,316)
	USD	14,274,395	GBP	10,643,284	04/22/26	(287,588)
	USD	2,236,999	KZT	1,290,010,000	02/27/26	(303,309)
	USD	1,304,705	NGN	2,127,935,117	09/16/26	(119,774)
	USD	2,525,703	THB	80,199,916	03/18/26	(31,297)
HSBC Bank PLC	EUR	881,725	USD	1,051,894	03/18/26	(4,327)
	USD	1,118,725	EUR	955,717	03/18/26	(16,751)
MS & Co. Int. PLC	EUR	142,000	USD	169,701	04/16/26	(762)
	USD	95,556,438	EUR	81,093,827	03/16/26	(779,570)
	USD	5,771,098	EUR	4,917,000	04/16/26	(78,730)
	USD	8,734,271	GBP	6,537,548	03/16/26	(210,844)
Standard Chartered Bank	USD	5,598,801	EUR	4,792,179	03/18/26	(94,727)
	USD	652,416	NGN	1,006,025,000	03/18/26	(57,803)
	USD	633,517	NGN	1,006,025,000	06/17/26	(58,464)
	USD	1,283,938	NGN	2,104,374,368	09/16/26	(124,770)

TOTAL						$(3,853,392)

FUTURES CONTRACTS — At January 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year German Euro-Bund	97	03/06/26	$14,736,846	$47,026

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At January 31, 2026, the Fund had the following swap contracts:

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at January 31, 2026(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
American Airlines Group, Inc., 3.750%, 03/01/25	5.000%	1.943%	Citibank NA	06/20/28	$630	$47,071	$(23,664)	$70,735
CDX.NA.IG Index 45	1.000	0.692	MS & Co. Int. PLC	12/20/30	112,500	1,692,416	1,499,742	192,674
ICE CD ITXEB 44	1.000	0.930	MS & Co. Int. PLC	12/20/30	50,000	261,908	213,377	48,531
ICE CD ITXEX 44	5.000	1.969	MS & Co. Int. PLC	12/20/30	30,000	5,132,443	4,669,299	463,144

TOTAL						$7,133,838	$6,358,754	$775,084

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at January 31, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 45	5.000%	2.963%	12/20/30	$26,275	$2,352,156	$1,898,496	$453,660

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
EGP	— Egypt Pound
EUR	— Euro
GBP	— British Pound
KZT	— Kazakhstan Tenge
NGN	— Nigeria Naira
THB	— Thailand Baht
TRY	— Turkish Lira
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
LP	— Limited Partnership
PIK	— Payment in kind
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average
SpA	— Stand-by Purchase Agreement

Abbreviations:
CDX.NA.HY Ind 45	— CDX North America High Yield Index 45
CDX.NA.IG Ind 45	— CDX North America Investment Grade Index 45
ICE	— Inter-Continental Exchange
ICE CD ITXEB	— iTraxx Europe Index
ICE CD ITXEX	— iTraxx Europe Crossover Index
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 97.0%
Australia – 4.6%
1,274,974	Cleanaway Waste Management Ltd. (Commercial Services & Supplies)	$ 2,185,361
308,700	Dexus (Office REITs)	1,440,168
196,670	DigiCo Infrastructure REIT (Specialized REITs)	350,583
103,310	Gemlife Communities Group* (Real Estate Management & Development)	361,858
1,100,418	Goodman Group (Industrial REITs)	23,376,927
1,666,940	Mirvac Group (Diversified REITs)	2,314,990
679,778	NEXTDC Ltd.* (IT Services)	6,280,814
745,576	Qube Holdings Ltd. (Transportation Infrastructure)	2,466,042
571,636	Region Group (Retail REITs)	916,872
1,744,494	Scentre Group (Retail REITs)	4,943,841
1,559,178	Stockland (Diversified REITs)	5,833,830
968,062	Transurban Group (Transportation Infrastructure)	9,363,842
3,314,424	Vicinity Ltd. (Retail REITs)	5,654,565

		65,489,693

Belgium – 1.0%
69,367	Aedifica SA (Health Care REITs)	6,108,321
4,710	Cofinimmo SA (Health Care REITs)	489,747
25,199	Elia Group SA (Electric Utilities)	3,648,328
15,730	Shurgard Self Storage Ltd. (Specialized REITs)	570,963
125,320	Warehouses De Pauw CVA (Industrial REITs)	3,551,022

		14,368,381

Brazil – 0.5%
92,332	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (Water Utilities)	2,480,038
1,369,343	Cia Paranaense de Energia - Copel (Electric Utilities)	3,429,374
71,009	Equatorial SA (Electric Utilities)	552,124

		6,461,536

Canada – 6.9%
16,110	Allied Properties Real Estate Investment Trust (Office REITs)	166,229
52,295	Canadian Apartment Properties REIT (Residential REITs)	1,480,920
7,880	Canadian National Railway Co. (Ground Transportation)	758,052
504,619	Chartwell Retirement Residences (Health Care Providers & Services)	7,493,406
514,262	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	25,104,098
53,850	First Capital Real Estate Investment Trust (Retail REITs)	782,647
35,928	GFL Environmental, Inc. (Commercial Services & Supplies)	1,543,108
39,220	H&R Real Estate Investment Trust (Diversified REITs)	309,635

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
286,477	Keyera Corp. (Oil, Gas & Consumable Fuels)	$ 9,570,770
75,323	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	3,129,861
125,870	RioCan Real Estate Investment Trust (Retail REITs)	1,803,491
89,623	Rockpoint Gas Storage, Inc. Class A (Oil, Gas & Consumable Fuels)	1,810,034
769,530	TC Energy Corp. (Oil, Gas & Consumable Fuels)	45,121,195

		99,073,446

China – 0.7%
398,000	China Merchants Port Holdings Co. Ltd. (Transportation Infrastructure)	801,390
1,709,100	China Tower Corp. Ltd. Class H(a) (Diversified Telecommunication Services)	2,459,013
637,400	ENN Energy Holdings Ltd. (Gas Utilities)	5,487,211
1,532,000	Zhejiang Expressway Co. Ltd. Class H (Transportation Infrastructure)	1,445,302

		10,192,916

France – 4.2%
39,341	Aeroports de Paris SA (Transportation Infrastructure)	5,197,804
13,080	Gecina SA (Office REITs)	1,201,414
53,455	Klepierre SA (Retail REITs)	2,059,267
31,550	Mercialys SA (Retail REITs)	396,961
153,370	Unibail-Rodamco-Westfield* (Retail REITs)	16,957,341
232,911	Vinci SA (Construction & Engineering)	33,489,016

		59,301,803

Germany – 2.5%
791,570	E.ON SE (Multi-Utilities)	16,762,500
27,378	Fraport AG Frankfurt Airport Services Worldwide* (Transportation Infrastructure)	2,533,156
56,312	LEG Immobilien SE (Real Estate Management & Development)	4,071,785
65,521	RWE AG (Independent Power and Renewable Electricity Producers)	4,160,836
368,744	TAG Immobilien AG (Real Estate Management & Development)	6,255,868
84,940	Vonovia SE (Real Estate Management & Development)	2,486,981

		36,271,126

Hong Kong – 2.3%
3,488,200	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	3,285,357

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
333,429	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	$ 2,829,102
1,636,000	Kunlun Energy Co. Ltd. (Gas Utilities)	1,676,216
446,100	Link REIT (Retail REITs)	2,051,061
870,928	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	13,986,134
1,961,511	Swire Properties Ltd. (Real Estate Management & Development)	5,945,439
675,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	2,343,440

		32,116,749

Ireland – 0.0%
505,260	Irish Residential Properties REIT PLC (Residential REITs)	604,899

Italy – 0.3%
363,626	Terna - Rete Elettrica Nazionale (Electric Utilities)	3,940,365

Japan – 5.5%
868	Advance Residence Investment Corp. (Residential REITs)	942,033
61,600	Central Japan Railway Co. (Ground Transportation)	1,718,521
2,004	Comforia Residential REIT, Inc. (Residential REITs)	1,447,379
1,467	Daiwa House REIT Investment Corp. (Diversified REITs)	1,278,241
182	Daiwa Office Investment Corp. (Office REITs)	433,607
29,400	East Japan Railway Co. (Ground Transportation)	738,065
5,907	GLP J-Reit (Industrial REITs)	5,427,600
4,236	Invincible Investment Corp. (Hotel & Resort REITs)	1,794,023
1,655	Japan Real Estate Investment Corp. (Office REITs)	1,335,244
1,273	KDX Realty Investment Corp. (Diversified REITs)	1,377,177
555	LaSalle Logiport REIT (Industrial REITs)	563,300
625,170	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	15,933,029
4,188	Mitsui Fudosan Accommodations Fund, Inc. (Residential REITs)	3,742,572
778,133	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	8,922,775
9,765	Nippon Building Fund, Inc. (Office REITs)	9,057,870
2,588	Nippon Prologis REIT, Inc. (Industrial REITs)	1,510,156

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,506	Nomura Real Estate Master Fund, Inc. (Diversified REITs)	$ 1,627,272
99,100	Osaka Gas Co. Ltd. (Gas Utilities)	3,720,477
2,443	Sekisui House Reit, Inc. (Diversified REITs)	1,434,589
410,629	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	11,434,778
83,000	Tokyo Gas Co. Ltd. (Gas Utilities)	3,682,347

		78,121,055

Malaysia – 0.2%
767,600	Tenaga Nasional Bhd. (Electric Utilities)	2,715,857

Mexico – 0.8%
30,320	Corp. Inmobiliaria Vesta SAB de CV ADR (Real Estate Management & Development)	938,101
14,798	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation Infrastructure)	4,068,118
111,014	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	3,840,706
6,586	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation Infrastructure)	2,273,026
132,541	Prologis Property Mexico SA de CV (Industrial REITs)	609,009

		11,728,960

Netherlands(a) – 0.1%
42,821	CTP NV (Real Estate Management & Development)	933,527

New Zealand – 0.2%
598,944	Auckland International Airport Ltd. (Transportation Infrastructure)	2,978,755

Philippines – 0.2%
251,920	International Container Terminal Services, Inc. (Transportation Infrastructure)	2,759,265

Singapore – 1.7%
299,200	CapitaLand Ascendas REIT (Industrial REITs)	669,567
1,818,300	CapitaLand Integrated Commercial Trust (Diversified REITs)	3,413,683
825,700	CapitaLand Investment Ltd. (Real Estate Management & Development)	1,999,125
762,700	Centurion Accommodation REIT* (Residential REITs)	670,446
880,205	City Developments Ltd. (Real Estate Management & Development)	6,413,680
488,200	Frasers Centrepoint Trust (Retail REITs)	859,616

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
527,904	Keppel DC REIT (Specialized REITs)	$ 945,953
167,200	Keppel Ltd. (Industrial Conglomerates)	1,438,392
898,225	Keppel REIT (Office REITs)	696,455
7,644,571	Lendlease Global Commercial REIT (Retail REITs)	3,836,149
753,900	Mapletree Logistics Trust (Industrial REITs)	802,104
661,200	NTT DC REIT* (Specialized REITs)	674,580
289,500	UOL Group Ltd. (Real Estate Management & Development)	2,472,496

		24,892,246

Spain – 3.0%
381,822	Aena SME SA(a) (Transportation Infrastructure)	11,858,455
429,128	Cellnex Telecom SA*(a) (Diversified Telecommunication Services)	13,272,990
282,088	Merlin Properties Socimi SA (Diversified REITs)	4,198,373
49,352	Naturgy Energy Group SA (Gas Utilities)	1,549,063
518,065	Redeia Corp. SA (Electric Utilities)	8,953,166
570,235	Sacyr SA* (Construction & Engineering)	2,683,292

		42,515,339

Sweden – 0.7%
109,850	Castellum AB (Real Estate Management & Development)	1,357,993
19,500	Catena AB (Real Estate Management & Development)	1,012,238
1,051,331	Fastighets AB Balder Class B* (Real Estate Management & Development)	7,929,773

		10,300,004

Switzerland – 0.6%
9,256	Flughafen Zurich AG (Transportation Infrastructure)	2,874,739
25,968	PSP Swiss Property AG (Real Estate Management & Development)	5,212,272
4,450	Swiss Prime Site AG (Real Estate Management & Development)	757,571

		8,844,582

United Kingdom – 5.4%
844,864	British Land Co. PLC (Diversified REITs)	4,819,043
32,010	Derwent London PLC (Office REITs)	847,837
2,265,631	LondonMetric Property PLC (Industrial REITs)	6,219,358
2,220,323	National Grid PLC (Multi-Utilities)	37,722,289

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
1,061,083	Pennon Group PLC (Water Utilities)	$ 7,953,413
799,090	Primary Health Properties PLC (Health Care REITs)	1,134,255
150,347	Safestore Holdings PLC (Specialized REITs)	1,701,365
119,152	Segro PLC (Industrial REITs)	1,241,394
125,465	Severn Trent PLC (Water Utilities)	5,039,400
3,607,737	Tritax Big Box REIT PLC (Industrial REITs)	8,189,302
342,497	UNITE Group PLC (Residential REITs)	2,663,730

		77,531,386

United States – 55.6%
216,061	Agree Realty Corp. (Retail REITs)	15,606,086
28,150	Alexandria Real Estate Equities, Inc. (Health Care REITs)	1,538,116
60,446	Alliant Energy Corp. (Electric Utilities)	3,983,996
15,652	Ameren Corp. (Multi-Utilities)	1,616,539
300,046	American Healthcare REIT, Inc. (Health Care REITs)	14,075,158
239,624	American Homes 4 Rent Class A (Residential REITs)	7,505,024
201,026	American Tower Corp. (Specialized REITs)	36,039,941
35,750	American Water Works Co., Inc. (Water Utilities)	4,616,398
32,460	Americold Realty Trust, Inc. (Industrial REITs)	402,829
90,143	Atmos Energy Corp. (Gas Utilities)	14,994,387
40,593	AvalonBay Communities, Inc. (Residential REITs)	7,212,158
26,787	Black Hills Corp. (Multi-Utilities)	1,954,915
182,920	Brixmor Property Group, Inc. (Retail REITs)	4,900,427
66,340	Broadstone Net Lease, Inc. (Diversified REITs)	1,227,953
17,110	BXP, Inc. (Office REITs)	1,106,504
42,240	Camden Property Trust (Residential REITs)	4,606,272
368,600	CenterPoint Energy, Inc. (Multi-Utilities)	14,629,734
19,905	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	4,210,306
45,740	Consolidated Edison, Inc. (Multi-Utilities)	4,877,256
34,895	COPT Defense Properties (Office REITs)	1,075,115
172,696	Cousins Properties, Inc. (Office REITs)	4,358,847
215,371	Crown Castle, Inc. (Specialized REITs)	18,696,357
145,566	CSX Corp. (Ground Transportation)	5,496,572
98,052	CubeSmart (Specialized REITs)	3,679,892
384,577	Curbline Properties Corp. (Retail REITs)	9,325,992

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
135,910	DiamondRock Hospitality Co. (Hotel & Resort REITs)	$ 1,247,654
111,114	Digital Realty Trust, Inc. (Specialized REITs)	18,439,368
54,740	Douglas Emmett, Inc. (Office REITs)	578,054
94,113	DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	11,860,120
31,248	DTE Energy Co. (Multi-Utilities)	4,199,106
26,582	EastGroup Properties, Inc. (Industrial REITs)	4,828,354
144,678	Empire State Realty Trust, Inc. Class A (Office REITs)	959,215
29,626	Entergy Corp. (Electric Utilities)	2,840,837
45,765	Equinix, Inc. (Specialized REITs)	37,569,861
84,643	Equity LifeStyle Properties, Inc. (Residential REITs)	5,346,898
66,384	Equity Residential (Residential REITs)	4,137,051
263,600	Essential Properties Realty Trust, Inc. (Diversified REITs)	8,002,896
19,580	Essex Property Trust, Inc. (Residential REITs)	4,931,615
39,101	Evergy, Inc. (Electric Utilities)	3,000,220
179,603	Eversource Energy (Electric Utilities)	12,415,955
315,833	Exelon Corp. (Electric Utilities)	14,143,002
107,545	Extra Space Storage, Inc. (Specialized REITs)	14,837,984
174,532	First Industrial Realty Trust, Inc. (Industrial REITs)	10,128,092
94,156	FrontView REIT, Inc. (Retail REITs)	1,545,100
62,541	Gaming & Leisure Properties, Inc. (Specialized REITs)	2,798,710
34,768	H2O America (Water Utilities)	1,809,327
112,540	Healthcare Realty Trust, Inc. (Health Care REITs)	1,889,547
231,353	Healthpeak Properties, Inc. (Health Care REITs)	3,988,526
4,673	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,394,937
144,540	Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,678,326
43,957	Hudson Pacific Properties, Inc.* (Office REITs)	378,909
9,260	Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)	1,447,986
446,521	Independence Realty Trust, Inc. (Residential REITs)	7,456,901
251,588	Invitation Homes, Inc. (Residential REITs)	6,724,947
212,151	Iron Mountain, Inc. (Specialized REITs)	19,545,472
3,861	Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	1,381,891
45,563	Kilroy Realty Corp. (Office REITs)	1,571,012

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
227,184	Kimco Realty Corp. (Retail REITs)	$ 4,789,039
517,654	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	15,783,270
60,210	Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,463,191
135,970	Kite Realty Group Trust (Retail REITs)	3,193,935
8,140	Lineage, Inc. (Industrial REITs)	290,679
75,355	LXP Industrial Trust (Industrial REITs)	3,733,840
103,210	Macerich Co. (Retail REITs)	1,953,765
65,374	National Health Investors, Inc. (Health Care REITs)	5,368,513
162,572	National Storage Affiliates Trust (Specialized REITs)	5,171,415
57,305	NETSTREIT Corp. (Retail REITs)	1,079,626
33,477	NextEra Energy, Inc. (Electric Utilities)	2,942,628
321,681	NiSource, Inc. (Multi-Utilities)	14,247,252
5,245	Norfolk Southern Corp. (Ground Transportation)	1,527,554
30,978	OGE Energy Corp. (Electric Utilities)	1,353,119
53,351	Omega Healthcare Investors, Inc. (Health Care REITs)	2,341,042
11,530	ONE Gas, Inc. (Gas Utilities)	917,327
27,009	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	2,138,843
1,382,185	PG&E Corp. (Electric Utilities)	21,313,293
312,938	Prologis, Inc. (Industrial REITs)	40,857,185
19,840	Public Storage (Specialized REITs)	5,479,610
53,510	Realty Income Corp. (Retail REITs)	3,272,672
138,090	Regency Centers Corp. (Retail REITs)	10,062,618
88,553	Rexford Industrial Realty, Inc. (Industrial REITs)	3,589,053
15,725	Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	1,489,158
232,808	Sabra Health Care REIT, Inc. (Health Care REITs)	4,360,494
15,740	SBA Communications Corp. (Specialized REITs)	2,897,891
328,841	Sempra (Multi-Utilities)	28,612,455
99,527	Simon Property Group, Inc. (Retail REITs)	19,040,510
151,512	SL Green Realty Corp. (Office REITs)	6,784,707
110,086	Smartstop Self Storage REIT, Inc. (Specialized REITs)	3,461,104
49,435	Spire, Inc. (Gas Utilities)	4,176,763
267,796	Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	2,348,571
108,505	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	21,807,335
238,582	UDR, Inc. (Residential REITs)	8,863,321
218,233	Ventas, Inc. (Health Care REITs)	16,950,157
173,858	Venture Global, Inc. Class A (Oil, Gas & Consumable Fuels)	1,703,808

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
375,455	Veris Residential, Inc. (Residential REITs)	$5,703,161
56,760	VICI Properties, Inc. (Specialized REITs)	1,593,821
100,459	Vornado Realty Trust (Office REITs)	3,202,633
30,810	Waste Connections, Inc. (Commercial Services & Supplies)	5,159,726
288,750	Welltower, Inc. (Health Care REITs)	54,388,950
706,129	Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	47,494,237

		795,722,918

TOTAL COMMON STOCKS (Cost $1,194,598,972)		$1,386,864,808

Shares	Dividend Rate	Value

Investment Company(b) – 2.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
38,125,136	3.590%	$ 38,125,136
(Cost $38,125,136)

TOTAL INVESTMENTS – 99.6% (Cost $1,232,724,108)		$1,424,989,944

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		5,201,459

NET ASSETS – 100.0%		$1,430,191,403

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF JANUARY 31, 2026

Sector	% of Total Market Value
Real Estate	54.6%
Utilities	19.3
Energy	13.5
Industrials	7.7
Investment Company	2.7
Communication Services	1.1
Health Care	0.5
Information Technology	0.4
Consumer Discretionary	0.2
100.0%

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Dow Jones U.S. Real Estate Index	768	03/20/26	$28,085,760	$459,042

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2026:

MULTI-MANAGER GLOBAL EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,355,930	$3,854,403	$—
Asia	30,021,237	258,383,705	—
Australia and Oceania	—	3,679,463	—
Europe	24,873,630	266,365,447	—
North America	430,568,208	16,006,204	—
South America	14,151,297	—	—
Preferred Stocks	—	4,304,740	5,472
Exchange Traded Funds	673,545,149	—	—
Investment Companies	124,143,084	—	—

Total	$1,298,658,535	$552,593,962	$5,472

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,692,328	$—

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January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER GLOBAL EQUITY FUND (continued)

Derivative Type	Level 1	Level 2	Level 3
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(3,877,118)	$—
Futures Contracts	(22,515)	—	—

Total	$(22,515)	$(3,877,118)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

MULTI-MANAGER NON-CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,104,583,268	$5,745,551
Bank Loans	—	587,607,566	9,669,561
Sovereign Debt Obligations	—	49,237,782	—
Asset-Backed Securities	—	38,229,668	—
U.S. Treasury Obligations	23,119,550	—	—
Common Stock and/or Other Equity Investments(a)
Australia and Oceania	—	—	14,674
Europe	—	409,676	217,819
North America	144,161	3,203,301	2,990,741
Warrants	—	11,445	81,820
Preferred Stocks	—	—	4,936
Exchange Traded Funds	51,953,629	—	—
Investment Company	156,181,812	—	—

Total	$231,399,152	$1,783,282,706	$18,725,102

Assets_UR
Fixed Income(b)
Unfunded Loan Commitments	$—	$1,987	$2,025

Total	$—	$1,987	$2,025

Liabilities
Fixed Income(b)
Unfunded Loan Commitments	$—	$(1,290)	$—

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January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER NON-CORE FIXED INCOME FUND (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$986,988	$—
Futures Contracts	47,026	—	—
Credit Default Swap Contracts	—	1,228,744	—

Total	$47,026	$2,215,732	$—
Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(3,853,392)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

MULTI-MANAGER REAL ASSETS STRATEGY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$11,416,864	$139,381,224	$—
Australia and Oceania	3,340,613	65,127,835	—
Europe	20,617,827	233,993,585	—
North America	906,525,324	—	—
South America	6,461,536	—	—
Investment Company	38,125,136	—	—

Total	$986,487,300	$438,502,644	$—

Derivative Type
Assets(b)
Futures Contracts	$459,042	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes and to the Underlying Managers may cause the Funds to underperform other funds with a similar investment objective.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying

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January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index/Tracking Error Risk — To the extent that an index-tracking strategy or implementation of a sub-strategy by a transition manager is used with respect to a portion of a Fund’s assets, including through investment in an ETF that seeks to track an index or implementation of an index-tracking strategy, the Fund will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that the Fund, or relevant portion of the Fund, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on the

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

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January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fund’s ability, or the ability of an ETF in which it invests, to adjust its exposure to the required levels in order for the relevant portion of the Fund to track the relevant index. In addition, because that portion of the Fund is not “actively” managed, unless a specific security is removed from the relevant index, the Fund or an ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of the Fund’s assets, the Fund’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

MAS Transactions Risk — MAS, a business unit within GSAM, currently provides investment advisory services to certain client accounts in respect of which it has discretionary authority to effect investment decisions, as well as client accounts in respect of which it provides investment advice but does not have the discretion to effect investment decisions without the specific instruction of the clients. It is currently expected that certain MAS client accounts will invest in the Fund. Investments by MAS client accounts in the Fund may be made at any time and from time to time, could be substantial and could represent a substantial proportion of a Fund’s capital. As a result of GSAM’s position as Investment Adviser to a Fund and the investment advisory services provided to client accounts through MAS, GSAM may possess information relating to the Fund and MAS client accounts that it would not otherwise possess. Discretionary client accounts advised by MAS may, to the extent permitted by applicable law, purchase and redeem shares from a Fund on the basis of such knowledge, and other shareholders of a Fund, including non-discretionary client

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

accounts advised by MAS, will not be informed of such purchases or redemptions. Redemptions by discretionary client accounts advised by MAS could have an adverse effect on a Fund and its other shareholders, including non-discretionary client accounts advised by MAS. In addition, MAS may effect subscriptions to and full or partial redemptions from a Fund for discretionary client accounts in advance of receiving directions from non-discretionary client accounts regarding such clients’ investments in a Fund, and non-discretionary client accounts may be adversely affected. See also “Large Shareholder Transactions Risk”.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.